UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2017

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

TKS-SEM

MFS® TECHNOLOGY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Technology Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Alphabet, Inc., “A”	10.4%
Facebook, Inc., “A”	8.8%
Amazon.com, Inc.	6.2%
Microsoft Corp.	4.1%
DXC Technology Co.	3.6%
Adobe Systems, Inc.	3.6%
Salesforce.com, Inc.	3.5%
Visa, Inc., “A”	3.5%
Apple, Inc.	2.7%
Mastercard, Inc., “A”	2.5%

Top five industries (i)
Internet	23.5%
Business Services	13.6%
Computer Software	12.6%
Computer Software – Systems	10.7%
Electronics (s)	8.4%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

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MFS Technology Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.89%	$1,000.00	$1,207.73	$4.87
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
Service Class	Actual	1.14%	$1,000.00	$1,206.98	$6.24
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.04% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

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MFS Technology Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.1%
Aerospace – 1.5%
Harris Corp.	6,054	$660,370
Leidos Holdings, Inc.	22,539	1,165,041
Northrop Grumman Corp.	3,826	982,172

		$2,807,583

Broadcasting – 1.9%
Netflix, Inc. (a)	23,953	$3,578,818

Brokerage & Asset Managers – 1.8%
Intercontinental Exchange, Inc.	17,370	$1,145,030
NASDAQ, Inc.	29,132	2,082,647

		$3,227,677

Business Services – 13.6%
Cognizant Technology Solutions Corp., “A”	63,061	$4,187,250
DXC Technology Co.	87,434	6,707,936
Equifax, Inc.	7,134	980,354
Fidelity National Information Services, Inc.	37,644	3,214,798
First Data Corp. (a)	62,902	1,144,816
Fiserv, Inc. (a)	19,151	2,342,933
Global Payments, Inc.	33,214	2,999,888
PayPal Holdings, Inc. (a)	23,647	1,269,134
Ringcentral, Inc. (a)	32,509	1,188,204
Verisk Analytics, Inc., “A” (a)	11,230	947,475

		$24,982,788

Cable TV – 2.4%
Altice USA, Inc. (a)	61,828	$1,997,044
Comcast Corp., “A”	61,782	2,404,555

		$4,401,599

Computer Software – 12.6%
Adobe Systems, Inc. (a)	46,304	$6,549,238
Cadence Design Systems, Inc. (a)	34,366	1,150,917
Microsoft Corp.	110,464	7,614,284
PTC, Inc. (a)	24,638	1,358,047
Salesforce.com, Inc. (a)	74,749	6,473,263

		$23,145,749

Computer Software – Systems – 10.7%
Apple, Inc.	34,470	$4,964,369
Constellation Software, Inc.	4,650	2,432,608
EPAM Systems, Inc. (a)	13,084	1,100,234
New Relic, Inc. (a)	19,401	834,437
NICE Systems Ltd., ADR	11,253	885,836
Presidio, Inc. (a)	180,809	2,587,377
Rapid7, Inc. (a)	44,456	748,195
ServiceNow, Inc. (a)	13,454	1,426,124
SS&C Technologies Holdings, Inc.	43,719	1,679,247
Verint Systems, Inc. (a)	28,707	1,168,375
Western Digital Corp.	21,260	1,883,636

		$19,710,438

Consumer Services – 1.8%
Priceline Group, Inc. (a)	1,755	$3,282,763

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 1.1%
Amphenol Corp., “A”	27,778	$2,050,572

Electronics – 8.7%
Applied Materials, Inc.	51,545	$2,129,324
Broadcom Corp.	19,293	4,496,234
Coherent, Inc. (a)	8,147	1,832,994
M/A-COM Technology Solutions Holdings, Inc. (a)	12,792	713,410
Mercury Systems, Inc. (a)	26,583	1,118,878
Microchip Technology, Inc.	51,978	4,011,662
NXP Semiconductors N.V. (a)	6,830	747,544
Silicon Laboratories, Inc. (a)	13,051	892,036

		$15,942,082

Internet – 23.5%
Alibaba Group Holding Ltd., ADR (a)	30,641	$4,317,317
Alphabet, Inc., “A” (a)(s)	20,636	19,184,876
Facebook, Inc., “A” (a)(s)	107,359	16,209,062
Godaddy, Inc. (a)	36,326	1,540,949
LogMeIn, Inc.	13,352	1,395,284
Wix.com Ltd. (a)	8,706	605,938

		$43,253,426

Leisure & Toys – 3.9%
Activision Blizzard, Inc.	51,172	$2,945,972
Electronic Arts, Inc. (a)	30,846	3,261,039
Take-Two Interactive Software, Inc. (a)	13,048	957,462

		$7,164,473

Network & Telecom – 0.2%
CommScope Holding Co., Inc. (a)	8,435	$320,783

Other Banks & Diversified Financials – 6.0%
Mastercard, Inc., “A”	38,393	$4,662,830
Visa, Inc., “A”	68,647	6,437,716

		$11,100,546

Printing & Publishing – 0.5%
IHS Markit Ltd. (a)	22,168	$976,279

Specialty Stores – 6.2%
Amazon.com, Inc. (a)	11,859	$11,479,512

Telecommunications – Wireless – 0.7%
American Tower Corp., REIT	9,177	$1,214,301

Total Common Stocks (Identified Cost, $115,206,357)		$178,639,389

MONEY MARKET FUNDS – 3.0%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $5,630,835)	5,631,331	$5,631,331

Total Investments (Identified Cost, $120,837,192)		$184,270,720

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MFS Technology Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
SECURITIES SOLD SHORT – (0.3)%
Electronics – (0.3)%
Intel Corp. (Proceeds Received, $500,481)	(13,951)	$(470,707)

OTHER ASSETS, LESS LIABILITIES – 0.1%		209,357

NET ASSETS – 100.0%		$184,009,370

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2017, the fund had cash collateral of $113,592 and other liquid securities with an aggregate value of $1,067,002 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $115,206,357)	$178,639,389
Underlying affiliated funds, at value (identified cost, $5,630,835)	5,631,331
Total investments, at value (identified cost, $120,837,192)	$184,270,720
Deposits with brokers	113,592
Receivables for
Investments sold	489,499
Fund shares sold	72,471
Interest and dividends	52,913
Other assets	690
Total assets	$184,999,885
Liabilities
Payables for
Securities sold short, at value (proceeds received, $500,481)	$470,707
Investments purchased	353,847
Fund shares reacquired	136,417
Payable to affiliates
Investment adviser	7,793
Shareholder servicing costs	57
Distribution and/or service fees	2,320
Payable for independent Trustees’ compensation	149
Accrued expenses and other liabilities	19,225
Total liabilities	$990,515
Net assets	$184,009,370
Net assets consist of
Paid-in capital	$111,808,413
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	63,463,383
Accumulated net realized gain (loss) on investments and foreign currency	9,094,355
Accumulated net investment loss	(356,781)
Net assets	$184,009,370
Shares of beneficial interest outstanding	12,042,189

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$16,739,204	1,050,482	$15.93
Service Class	167,270,166	10,991,707	15.22

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment loss
Income
Dividends	$546,004
Interest	6,800
Dividends from underlying affiliated funds	19,501
Foreign taxes withheld	(1,639)
Total investment income	$570,666
Expenses
Management fee	$621,804
Distribution and/or service fees	186,277
Shareholder servicing costs	5,117
Administrative services fee	18,102
Independent Trustees’ compensation	2,281
Custodian fee	5,394
Shareholder communications	27,794
Audit and tax fees	27,145
Legal fees	849
Dividend and interest expense on securities sold short	30,697
Miscellaneous	8,361
Total expenses	$933,821
Reduction of expenses by investment adviser	(6,374)
Net expenses	$927,447
Net investment loss	$(356,781)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$6,541,163
Underlying affiliated funds	(527)
Written options	(5,524)
Securities sold short	(378,331)
Foreign currency	(4,164)
Net realized gain (loss) on investments and foreign currency	$6,152,617
Change in unrealized appreciation (depreciation)
Investments	$24,014,834
Securities sold short	205,169
Translation of assets and liabilities in foreign currencies	119
Net unrealized gain (loss) on investments and foreign currency translation	$24,220,122
Net realized and unrealized gain (loss) on investments and foreign currency	$30,372,739
Change in net assets from operations	$30,015,958

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment loss	$(356,781)		$(416,784)
Net realized gain (loss) on investments and foreign currency	6,152,617		4,026,658
Net unrealized gain (loss) on investments and foreign currency translation	24,220,122		7,474,770
Change in net assets from operations	$30,015,958		$11,084,644
Distributions declared to shareholders
From net realized gain on investments	$—		$(3,659,012)
Change in net assets from fund share transactions	$12,237,775		$12,740,167
Total change in net assets	$42,253,733		$20,165,799
Net assets
At beginning of period	141,755,637		121,589,838
At end of period (including accumulated net investment loss of $356,781 and $0, respectively)	$184,009,370		$141,755,637

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$13.19		$12.45		$11.63	$10.71	$7.93	$6.92
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.01	)(c)	$(0.03)	$(0.02)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.76		1.10		1.22	1.16	2.81	1.05
Total from investment operations	$2.74		$1.09		$1.19	$1.14	$2.79	$1.01
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.35)		$(0.37)	$(0.22)	$(0.01)	$—
Net asset value, end of period (x)	$15.93		$13.19		$12.45	$11.63	$10.71	$7.93
Total return (%) (k)(r)(s)(x)	20.77	(n)	8.69	(c)	10.75	10.71	35.18	14.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.85	(c)	0.91	0.94	1.05	1.18
Expenses after expense reductions (f)	0.89	(a)	0.85	(c)	0.91	0.93	1.05	1.13
Net investment loss	(0.21	)(a)	(0.10	)(c)	(0.22)	(0.20)	(0.27)	(0.51)
Portfolio turnover	21	(n)	36		45	35	48	62
Net assets at end of period (000 omitted)	$16,739		$15,195		$15,588	$16,062	$15,428	$13,019
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.86	(a)	0.82	(c)	0.89	0.91	0.95	1.00

See Notes to Financial Statements

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MFS Technology Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$12.61		$11.95		$11.20	$10.35	$7.69	$6.73
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.04	)(c)	$(0.05)	$(0.05)	$(0.05)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	2.64		1.05		1.17	1.12	2.72	1.02
Total from investment operations	$2.61		$1.01		$1.12	$1.07	$2.67	$0.96
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.35)		$(0.37)	$(0.22)	$(0.01)	$—
Net asset value, end of period (x)	$15.22		$12.61		$11.95	$11.20	$10.35	$7.69
Total return (%) (k)(r)(s)(x)	20.70	(n)	8.39	(c)	10.53	10.40	34.72	14.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.10	(c)	1.16	1.19	1.30	1.48
Expenses after expense reductions (f)	1.14	(a)	1.10	(c)	1.16	1.18	1.30	1.42
Net investment loss	(0.46	)(a)	(0.35	)(c)	(0.47)	(0.45)	(0.52)	(0.74)
Portfolio turnover	21	(n)	36		45	35	48	62
Net assets at end of period (000 omitted)	$167,270		$126,561		$106,002	$81,693	$58,379	$32,010
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.10	(a)	1.06	(c)	1.14	1.16	1.20	1.25

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS Technology Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Technology Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

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Notes to Financial Statements (unaudited) – continued

has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$178,639,389	$—	$—	$178,639,389
Mutual Funds	5,631,331	—	—	5,631,331
Total Investments	$184,270,720	$—	$—	$184,270,720
Short Sales	$(470,707)	$—	$—	$(470,707)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The volume of written options held during the period is reflected in the written option activity table.

At June 30, 2017, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$7,949	$(5,524)

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Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$6,215

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Written Options – In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk

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Notes to Financial Statements (unaudited) – continued

is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above. The following table represents the written option activity in the fund during the six months ended June 30, 2017:

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	1,357	89,725
Options closed	(468)	(27,808)
Options exercised	(104)	(4,091)
Options expired	(785)	(57,826)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2017, this expense amounted to $30,697. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, there were no securities on loan or collateral outstanding.

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Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/16
Long-term capital gains	$3,659,012

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$121,011,745
Gross appreciation	63,373,455
Gross depreciation	(114,480)
Net unrealized appreciation (depreciation)	$63,258,975

As of 12/31/16
Undistributed ordinary income	828,261
Undistributed long-term capital gain	3,489,260
Other temporary differences	(1,376,663)
Net unrealized appreciation (depreciation)	39,244,141

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

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Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$398,532
Service Class	—	3,260,480
Total	$—	$3,659,012

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $6,374, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $4,814, which equated to 0.0058% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $303.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0218% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of

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Notes to Financial Statements (unaudited) – continued

Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $138 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $11,910 and $203,840, respectively. The sales transactions resulted in net realized gains (losses) of $28,195.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $43,972,274 and $34,166,198, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	35,787	$526,132	62,965	$787,597
Service Class	1,548,957	22,576,532	2,251,503	27,047,907
	1,584,744	$23,102,664	2,314,468	$27,835,504
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	29,987	$398,532
Service Class	—	—	256,327	3,260,480
	—	$—	286,314	$3,659,012
Shares reacquired
Initial Class	(137,406)	$(2,120,281)	(192,929)	$(2,432,011)
Service Class	(592,742)	(8,744,608)	(1,344,754)	(16,322,338)
	(730,148)	$(10,864,889)	(1,537,683)	$(18,754,349)
Net change
Initial Class	(101,619)	$(1,594,149)	(99,977)	$(1,245,882)
Service Class	956,215	13,831,924	1,163,076	13,986,049
	854,596	$12,237,775	1,063,099	$12,740,167

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $504 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,414,389	20,918,965	(20,702,023)	5,631,331

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(527)	$—	$19,501	$5,631,331

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RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

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MFS Technology Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

20

SEMIANNUAL REPORT

June 30, 2017

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® Variable Insurance Trust II

FCG-SEM

MFS® INTERNATIONAL VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Value Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS International Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	4.8%
Reckitt Benckiser Group PLC	3.6%
Danone S.A.	3.0%
Henkel AG & Co. KGaA	2.5%
Compass Group PLC	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.4%
Colgate-Palmolive Co.	2.4%
Pernod Ricard S.A.	2.2%
Kao Corp.	2.2%
Brambles Ltd.	2.1%

Equity sectors
Consumer Staples	30.6%
Financial Services	14.2%
Technology	12.9%
Special Products & Services	9.7%
Industrial Goods & Services	9.1%
Basic Materials	6.0%
Health Care	4.3%
Leisure	3.3%
Utilities & Communications	1.7%
Transportation	1.3%
Energy	0.9%
Retailing	0.9%
Autos & Housing	0.6%

Issuer country weightings (x)
Japan	22.1%
United Kingdom	15.2%
United States	13.4%
Germany	12.0%
Switzerland	11.8%
France	8.9%
Netherlands	3.7%
Australia	2.7%
Taiwan	2.4%
Other Countries	7.8%

Currency exposure weightings (y)
Euro	28.9%
Japanese Yen	19.1%
United States Dollar	16.2%
British Pound Sterling	15.2%
Swiss Franc	11.8%
Australian Dollar	2.7%
Taiwan Dollar	2.4%
Canadian Dollar	1.3%
Swedish Krona	1.2%
Other Currencies	1.2%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS International Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.90%	$1,000.00	$1,161.28	$4.82
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$1,159.69	$6.16
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS International Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 93.0%
Alcoholic Beverages – 3.9%
Heineken N.V.	316,192	$30,743,728
Pernod Ricard S.A.	298,371	39,956,963

		$70,700,691

Apparel Manufacturers – 0.7%
Compagnie Financiere Richemont S.A.	162,758	$13,408,992

Automotive – 0.3%
USS Co. Ltd.	252,500	$5,012,958

Brokerage & Asset Managers – 0.6%
Daiwa Securities Group, Inc.	1,044,000	$6,179,997
IG Group Holdings PLC	733,188	5,424,062

		$11,604,059

Business Services – 9.7%
Amadeus IT Holding S.A.	602,177	$36,005,087
Brenntag AG	222,225	12,863,304
Bunzl PLC	937,526	27,938,320
Experian Group Ltd.	399,230	8,189,637
Intertek Group PLC	204,682	11,242,016
Nomura Research, Inc.	737,400	29,010,847
Rentokil Initial PLC	911,897	3,245,984
Secom Co. Ltd.	276,800	20,979,951
SGS S.A.	9,293	22,503,229
Sohgo Security Services Co. Ltd.	76,800	3,455,061

		$175,433,436

Chemicals – 2.7%
Givaudan S.A.	18,593	$37,189,878
Orica Ltd.	661,248	10,510,303

		$47,700,181

Computer Software – 4.8%
ANSYS, Inc. (a)	144,694	$17,606,366
Cadence Design Systems, Inc. (a)	956,212	32,023,539
Check Point Software Technologies Ltd. (a)	89,343	9,745,534
Dassault Systems S.A.	145,194	13,016,254
OBIC Co. Ltd.	224,600	13,778,529

		$86,170,222

Construction – 0.3%
Geberit AG	12,334	$5,752,179

Consumer Products – 9.7%
Colgate-Palmolive Co.	574,745	$42,605,847
Kao Corp.	671,100	39,809,551
Kobayashi Pharmaceutical Co. Ltd.	285,600	16,936,670
KOSE Corp.	26,900	2,934,545
Reckitt Benckiser Group PLC	639,271	64,811,008
ROHTO Pharmaceutical Co. Ltd.	387,100	7,991,520

		$175,089,141

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 2.1%
Brambles Ltd.	4,973,941	$37,197,505

Electrical Equipment – 5.0%
IMI PLC	1,072,747	$16,696,528
Legrand S.A.	320,940	22,451,893
OMRON Corp.	301,300	13,059,235
Schneider Electric S.A.	284,874	21,887,555
Spectris PLC	280,187	9,207,170
Yokogawa Electric Corp.	381,900	6,115,154

		$89,417,535

Electronics – 8.1%
Analog Devices, Inc.	169,695	$13,202,271
ASM International N.V.	80,285	4,675,655
Halma PLC	1,023,367	14,661,724
Hirose Electric Co. Ltd.	130,000	18,516,115
Infineon Technologies AG	1,051,935	22,209,121
NVIDIA Corp.	69,111	9,990,686
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,226,874	42,891,515
Texas Instruments, Inc.	257,239	19,789,396

		$145,936,483

Energy – Independent – 0.5%
Cairn Energy PLC (a)	1,032,965	$2,316,753
INPEX Corp.	654,900	6,294,260

		$8,611,013

Food & Beverages – 10.7%
Danone S.A.	725,702	$54,547,296
ITO EN Ltd.	390,300	14,227,428
Kerry Group PLC	206,658	17,780,469
Nestle S.A.	994,901	86,583,052
Nissan Foods Holdings Co. Ltd.	59,900	3,738,591
Toyo Suisan Kaisha Ltd.	415,400	15,899,506

		$192,776,342

Insurance – 2.5%
Euler Hermes Group	42,256	$5,019,318
Fairfax Financial Holdings Ltd.	55,947	24,246,433
Hiscox Ltd.	530,132	8,748,258
Jardine Lloyd Thompson Group PLC	388,433	6,070,973

		$44,084,982

Leisure & Toys – 0.2%
Yamaha Corp.	122,500	$4,225,828

Machinery & Tools – 4.2%
GEA Group AG	450,369	$18,430,551
Glory Ltd.	104,500	3,419,071
Misumi Group, Inc.	315,700	7,202,367
Neopost S.A.	61,302	2,846,153
Nordson Corp.	127,389	15,454,833
Schindler Holding AG	35,197	7,447,566

4

MFS International Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – continued
Spirax Sarco Engineering PLC	234,093	$16,311,847
Wartsila Corp.	65,666	3,881,271

		$74,993,659

Major Banks – 3.4%
Bank of Ireland (a)	17,968,790	$4,720,301
Sumitomo Mitsui Financial Group, Inc.	372,100	14,487,005
Svenska Handelsbanken AB, “A”	1,563,716	22,384,672
UBS AG	1,202,149	20,359,683

		$61,951,661

Medical Equipment – 1.5%
Dentsply Sirona, Inc.	39,069	$2,533,234
Nihon Kohden Corp.	490,900	11,321,579
Terumo Corp.	336,600	13,242,543

		$27,097,356

Oil Services – 0.4%
Core Laboratories N.V.	73,850	$7,478,790

Other Banks & Diversified Financials – 3.5%
Chiba Bank Ltd.	787,000	$5,695,648
DnB NOR A.S.A.	542,999	9,235,617
Hachijuni Bank Ltd.	773,100	4,900,825
ING Groep N.V.	1,148,026	19,799,384
Julius Baer Group Ltd.	89,322	4,699,442
Jyske Bank A.S.	97,948	5,671,953
Mebuki Financial Group, Inc.	1,298,200	4,824,606
North Pacific Bank Ltd.	1,156,600	4,041,287
Sydbank A.S.	129,875	4,895,486

		$63,764,248

Pharmaceuticals – 2.8%
Bayer AG	149,271	$19,299,448
Roche Holding AG	60,821	15,489,090
Santen Pharmaceutical Co. Ltd.	1,145,400	15,519,801

		$50,308,339

Printing & Publishing – 0.6%
RELX N.V.	552,115	$11,350,763

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 4.2%
Deutsche Wohnen AG	734,761	$28,105,043
LEG Immobilien AG	107,799	10,134,221
TAG Immobilien AG	412,366	6,483,090
Vonovia SE	757,517	30,078,601

		$74,800,955

Restaurants – 2.5%
Compass Group PLC	2,112,800	$44,579,413

Specialty Chemicals – 1.3%
Symrise AG	316,573	$22,424,804

Specialty Stores – 0.1%
Esprit Holdings Ltd. (a)	4,778,158	$2,545,919

Telecommunications – Wireless – 1.7%
KDDI Corp.	1,149,400	$30,402,000

Tobacco – 3.7%
British American Tobacco PLC	505,184	$34,438,502
Japan Tobacco, Inc.	909,200	31,905,867

		$66,344,369

Trucking – 1.3%
Yamato Holdings Co. Ltd.	1,183,800	$23,981,225

Total Common Stocks (Identified Cost, $1,222,354,918)		$1,675,145,048

PREFERRED STOCKS – 2.5%
Consumer Products – 2.5%
Henkel AG & Co. KGaA (Identified Cost, $27,701,774)	331,031	$45,559,477

MONEY MARKET FUNDS – 3.9%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $70,463,208)	70,468,393	$70,468,393

Total Investments (Identified Cost, $1,320,519,900)		$1,791,172,918

OTHER ASSETS, LESS LIABILITIES – 0.6%		11,202,822

NET ASSETS – 100.0%		$1,802,375,740

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

JPY	Japanese Yen

5

MFS International Value Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/17

Forward Foreign Currency Exchange Contracts at 6/30/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	468,000	8/24/17	$509,864	$535,898	$26,034
BUY	EUR	BNP Paribas S.A.	1,196,000	8/24/17	1,302,683	1,369,517	66,834
BUY	EUR	Citibank N.A.	624,000	8/24/17	679,792	714,531	34,739
BUY	EUR	HSBC Bank	6,947,000	8/24/17	7,556,590	7,954,881	398,291
BUY	EUR	JPMorgan Chase Bank N.A.	2,184,000	8/24/17	2,379,992	2,500,858	120,866
BUY	EUR	Morgan Stanley Capital Services, Inc.	1,508,000	8/24/17	1,642,996	1,726,783	83,787
BUY	EUR	UBS AG	780,000	8/24/17	849,732	893,164	43,432
SELL	JPY	BNP Paribas S.A.	207,998,000	8/24/17	1,886,860	1,853,150	33,710
SELL	JPY	Citibank N.A.	103,999,000	8/24/17	942,535	926,575	15,960
SELL	JPY	HSBC Bank	2,619,594,000	8/24/17	23,745,712	23,339,173	406,539
SELL	JPY	JPMorgan Chase Bank N.A.	1,826,389,000	8/24/17	16,539,633	16,272,143	267,490
SELL	JPY	Morgan Stanley Capital Services, Inc.	1,065,995,000	8/24/17	9,670,380	9,497,442	172,938
SELL	JPY	UBS AG	338,959,000	8/24/17	3,071,199	3,019,943	51,256

							$1,721,876

See Notes to Financial Statements

6

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,250,056,692)	$1,720,704,525
Underlying affiliated funds, at value (identified cost, $70,463,208)	70,468,393
Total investments, at value (identified cost, $1,320,519,900)	$1,791,172,918
Cash	334
Foreign currency, at value (identified cost, $827,159)	825,670
Receivables for
Forward foreign currency exchange contracts	1,721,876
Investments sold	807,874
Fund shares sold	3,961,340
Interest and dividends	8,063,742
Other assets	5,031
Total assets	$1,806,558,785
Liabilities
Payables for
Investments purchased	$3,201,932
Fund shares reacquired	761,560
Payable to affiliates
Investment adviser	74,033
Shareholder servicing costs	307
Distribution and/or service fees	21,119
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	123,994
Total liabilities	$4,183,045
Net assets	$1,802,375,740
Net assets consist of
Paid-in capital	$1,284,466,810
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	472,419,451
Accumulated net realized gain (loss) on investments and foreign currency	11,258,443
Undistributed net investment income	34,231,036
Net assets	$1,802,375,740
Shares of beneficial interest outstanding	69,738,488

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$268,056,170	10,226,547	$26.21
Service Class	1,534,319,570	59,511,941	25.78

See Notes to Financial Statements

7

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$29,112,000
Dividends from underlying affiliated funds	200,133
Interest	155,142
Foreign taxes withheld	(2,544,602)
Total investment income	$26,922,673
Expenses
Management fee	$7,117,009
Distribution and/or service fees	1,750,899
Shareholder servicing costs	27,855
Administrative services fee	138,534
Independent Trustees’ compensation	15,604
Custodian fee	105,137
Shareholder communications	108,021
Audit and tax fees	29,305
Legal fees	7,899
Miscellaneous	18,336
Total expenses	$9,318,599
Reduction of expenses by investment adviser	(110,705)
Net expenses	$9,207,894
Net investment income	$17,714,779
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$17,116,503
Underlying affiliated funds	(3,858)
Foreign currency	5,492,082
Net realized gain (loss) on investments and foreign currency	$22,604,727
Change in unrealized appreciation (depreciation)
Investments	$211,161,222
Translation of assets and liabilities in foreign currencies	(5,700,233)
Net unrealized gain (loss) on investments and foreign currency translation	$205,460,989
Net realized and unrealized gain (loss) on investments and foreign currency	$228,065,716
Change in net assets from operations	$245,780,495

See Notes to Financial Statements

8

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$17,714,779		$17,164,948
Net realized gain (loss) on investments and foreign currency	22,604,727		178,483
Net unrealized gain (loss) on investments and foreign currency translation	205,460,989		33,237,059
Change in net assets from operations	$245,780,495		$50,580,490
Distributions declared to shareholders
From net investment income	$—		$(16,932,485)
From net realized gain on investments	—		(33,264,964)
Total distributions declared to shareholders	$—		$(50,197,449)
Change in net assets from fund share transactions	$44,668,748		$157,060,932
Total change in net assets	$290,449,243		$157,443,973
Net assets
At beginning of period	1,511,926,497		1,354,482,524
At end of period (including undistributed net investment income of $34,231,036 and $16,516,257, respectively)	$1,802,375,740		$1,511,926,497

See Notes to Financial Statements

9

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$22.57		$22.46		$21.73	$21.86	$17.34	$15.16
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.32	(c)	$0.30	$0.57	$0.40	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	3.35		0.64		1.11	(0.27)	4.42	2.05
Total from investment operations	$3.64		$0.96		$1.41	$0.30	$4.82	$2.43
Less distributions declared to shareholders
From net investment income	$—		$(0.32)		$(0.45)	$(0.43)	$(0.30)	$(0.25)
From net realized gain on investments	—		(0.53)		(0.23)	—	—	—
Total distributions declared to shareholders	$—		$(0.85)		$(0.68)	$(0.43)	$(0.30)	$(0.25)
Net asset value, end of period (x)	$26.21		$22.57		$22.46	$21.73	$21.86	$17.34
Total return (%) (k)(r)(s)(x)	16.13	(n)	4.05	(c)	6.65	1.34	27.98	16.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.91	(c)	0.93	0.95	0.96	0.98
Expenses after expense reductions (f)	0.90	(a)	0.89	(c)	0.91	0.94	0.96	0.98
Net investment income	2.35	(a)	1.41	(c)	1.33	2.58	2.00	2.33
Portfolio turnover	5	(n)	17		24	22	11	16
Net assets at end of period (000 omitted)	$268,056		$238,192		$230,349	$218,258	$223,444	$182,382

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$22.23		$22.13		$21.44	$21.58	$17.14	$14.99
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.26	(c)	$0.25	$0.49	$0.33	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	3.30		0.63		1.07	(0.24)	4.38	2.00
Total from investment operations	$3.55		$0.89		$1.32	$0.25	$4.71	$2.38
Less distributions declared to shareholders
From net investment income	$—		$(0.26)		$(0.40)	$(0.39)	$(0.27)	$(0.23)
From net realized gain on investments	—		(0.53)		(0.23)	—	—	—
Total distributions declared to shareholders	$—		$(0.79)		$(0.63)	$(0.39)	$(0.27)	$(0.23)
Net asset value, end of period (x)	$25.78		$22.23		$22.13	$21.44	$21.58	$17.14
Total return (%) (k)(r)(s)(x)	15.97	(n)	3.84	(c)	6.32	1.13	27.63	15.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.16	(c)	1.18	1.20	1.21	1.23
Expenses after expense reductions (f)	1.15	(a)	1.14	(c)	1.16	1.19	1.21	1.23
Net investment income	2.10	(a)	1.17	(c)	1.10	2.25	1.68	2.35
Portfolio turnover	5	(n)	17		24	22	11	16
Net assets at end of period (000 omitted)	$1,534,320		$1,273,735		$1,124,133	$984,842	$876,862	$541,427

See Notes to Financial Statements

10

MFS International Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS International Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and

12

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,720,704,525	$—	$—	$1,720,704,525
Mutual Funds	70,468,393	—	—	70,468,393
Total Investments	$1,791,172,918	$—	$—	$1,791,172,918

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$1,721,876	$—	$1,721,876

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $957,884,704 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$1,721,876

13

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$5,431,449

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(5,928,469)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the

14

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$26,673,586
Long-term capital gains	23,523,863
Total distributions	$50,197,449

15

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$1,333,595,868
Gross appreciation	475,577,453
Gross depreciation	(18,000,403)
Net unrealized appreciation (depreciation)	$457,577,050

As of 12/31/16
Undistributed ordinary income	25,980,651
Other temporary differences	(268,043)
Net unrealized appreciation (depreciation)	246,415,827

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$2,909,505	$—	$4,912,177
Service Class	—	14,022,980	—	28,352,787
Total	$—	$16,932,485	$—	$33,264,964

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $63,522, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.85% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, this reduction amounted to $47,183, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $26,629, which equated to

16

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

0.0032% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $1,226.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0167% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $1,430 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $194,539 and $5,423,054, respectively. The sales transactions resulted in net realized gains (losses) of $(453,035).

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $117,938,131 and $82,168,993, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	947,367	$22,904,362	2,753,086	$63,775,327
Service Class	5,500,278	131,926,304	9,676,777	217,248,988
	6,447,645	$154,830,666	12,429,863	$281,024,315
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	317,784	$7,601,398
Service Class	—	—	1,797,106	42,375,767
	—	$—	2,114,890	$49,977,165
Shares reacquired
Initial Class	(1,273,940)	$(31,092,447)	(2,775,226)	$(62,971,360)
Service Class	(3,291,430)	(79,069,471)	(4,956,583)	(110,969,188)
	(4,565,370)	$(110,161,918)	(7,731,809)	$(173,940,548)
Net change
Initial Class	(326,573)	$(8,188,085)	295,644	$8,405,365
Service Class	2,208,848	52,856,833	6,517,300	148,655,567
	1,882,275	$44,668,748	6,812,944	$157,060,932

17

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $5,270 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,993,076	117,253,223	(92,777,906)	70,468,393

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,858)	$—	$200,133	$70,468,393

18

MFS International Value Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

19

MFS International Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

20

SEMIANNUAL REPORT

June 30, 2017

MFS® RESEARCH

INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

RSS-SEM

MFS® RESEARCH INTERNATIONAL PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Research International Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.6%
Roche Holding AG	3.1%
Bayer AG	2.8%
Novartis AG	2.3%
Schneider Electric S.A.	2.0%
UBS AG	2.0%
AIA Group Ltd.	1.9%
Reckitt Benckiser Group PLC	1.7%
Danone S.A.	1.7%
Akzo Nobel N.V.	1.7%

Global equity sectors
Financial Services	24.7%
Capital Goods	23.5%
Health Care	10.4%
Consumer Staples	10.0%
Technology	9.3%
Consumer Cyclicals	8.4%
Energy	8.0%
Telecommunications/Cable Television	4.6%

Issuer country weightings (x)
Japan	18.5%
Switzerland	15.8%
United Kingdom	11.6%
Germany	8.5%
France	8.4%
United States	6.8%
Australia	3.9%
Hong Kong	3.5%
Italy	3.3%
Other Countries	19.7%

Currency exposure weightings (y)
Euro	28.1%
Japanese Yen	18.5%
Swiss Franc	15.8%
British Pound Sterling	12.2%
United States Dollar	7.5%
Hong Kong Dollar	4.0%
Australian Dollar	3.9%
Canadian Dollar	1.7%
Chinese Renminbi	1.3%
Other Currencies	7.0%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Research International Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.99%	$1,000.00	$1,162.48	$5.31
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
Service Class	Actual	1.24%	$1,000.00	$1,160.69	$6.64
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Research International Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.9%
Airlines – 0.8%
Aena S.A.	8,304	$1,620,412
Malaysia Airports Holdings Berhad	828,600	1,652,316

		$3,272,728

Alcoholic Beverages – 0.4%
AmBev S.A., ADR	340,379	$1,868,681

Apparel Manufacturers – 1.2%
LVMH Moet Hennessy Louis Vuitton SE	20,936	$5,220,000

Automotive – 3.3%
GKN PLC	1,160,507	$4,927,496
Koito Manufacturing Co. Ltd.	71,500	3,674,328
USS Co. Ltd.	269,800	5,356,420

		$13,958,244

Broadcasting – 1.0%
WPP PLC	204,847	$4,306,199

Business Services – 3.2%
Amadeus IT Holding S.A.	64,614	$3,863,370
Cerved Information Solutions S.p.A.	106,277	1,137,370
Cognizant Technology Solutions Corp., “A”	89,216	5,923,943
Nomura Research, Inc.	57,600	2,266,104

		$13,190,787

Chemicals – 0.5%
Orica Ltd.	145,902	$2,319,061

Computer Software – 0.7%
Check Point Software Technologies Ltd. (a)	26,794	$2,922,690

Computer Software – Systems – 0.6%
EPAM Systems, Inc. (a)	31,224	$2,625,626

Construction – 1.9%
Techtronic Industries Co. Ltd.	752,500	$3,460,125
Toto Ltd.	114,200	4,355,794

		$7,815,919

Consumer Products – 3.1%
L’Oréal	26,671	$5,556,319
Reckitt Benckiser Group PLC	71,144	7,212,769

		$12,769,088

Containers – 1.2%
Brambles Ltd.	653,798	$4,889,414

Electrical Equipment – 2.5%
Legrand S.A.	34,707	$2,427,986
Schneider Electric S.A.	106,573	8,188,260

		$10,616,246

Electronics – 2.7%
Broadcom Corp.	10,339	$2,409,504
Mellanox Technologies Ltd. (a)	51,181	2,216,137
Samsung Electronics Co. Ltd.	1,082	2,247,882

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	630,804	$4,323,558

		$11,197,081

Energy – Independent – 1.3%
Cairn Energy PLC (a)	565,792	$1,268,969
Caltex Australia Ltd.	80,900	1,965,501
Oil Search Ltd.	406,757	2,132,160

		$5,366,630

Energy – Integrated – 2.8%
BP PLC	892,235	$5,145,740
Eni S.p.A.	230,032	3,457,539
Galp Energia SGPS S.A., “B”	193,745	2,933,143

		$11,536,422

Food & Beverages – 5.3%
Danone S.A.	93,907	$7,058,507
Nestle S.A.	173,300	15,081,745

		$22,140,252

Food & Drug Stores – 1.2%
Clicks Group Ltd.	99,620	$1,066,066
Sundrug Co. Ltd.	103,300	3,848,206

		$4,914,272

Gaming & Lodging – 0.6%
Paddy Power Betfair PLC	22,087	$2,353,157

General Merchandise – 0.5%
Dollarama, Inc.	23,652	$2,259,962

Insurance – 6.3%
AIA Group Ltd.	1,058,000	$7,730,936
AMP Ltd.	769,512	3,069,609
Aon PLC	30,870	4,104,167
Hiscox Ltd.	181,759	2,999,394
Swiss Re Ltd.	33,826	3,091,927
Zurich Insurance Group AG	17,763	5,170,146

		$26,166,179

Internet – 1.5%
Alibaba Group Holding Ltd., ADR (a)	22,514	$3,172,224
NAVER Corp.	3,847	2,817,625
Scout24 AG	11,406	420,067

		$6,409,916

Machinery & Tools – 5.1%
Daikin Industries Ltd.	52,700	$5,374,252
GEA Group AG	96,599	3,953,142
Kubota Corp.	349,500	5,865,137
Ritchie Bros. Auctioneers, Inc.	62,520	1,796,341
Schindler Holding AG	20,723	4,384,917

		$21,373,789

4

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – 7.6%
ABN AMRO Group N.V., GDR	23,524	$623,605
Barclays PLC	1,594,278	4,210,036
BNP Paribas	89,933	6,477,330
Erste Group Bank AG	56,506	2,163,647
Lloyds TSB Group PLC	6,235,670	5,372,469
Sumitomo Mitsui Financial Group, Inc.	119,400	4,648,612
UBS AG	482,527	8,172,112

		$31,667,811

Medical Equipment – 0.5%
Terumo Corp.	51,700	$2,033,985

Metals & Mining – 1.2%
Rio Tinto Ltd.	115,908	$4,894,264

Natural Gas – Distribution – 0.5%
China Resources Gas Group Ltd.	674,000	$2,300,636

Natural Gas – Pipeline – 1.2%
APA Group	296,188	$2,087,551
Enbridge, Inc.	71,568	2,851,020

		$4,938,571

Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	349,082	$2,496,491

Oil Services – 0.5%
Schlumberger Ltd.	29,953	$1,972,106

Other Banks & Diversified Financials – 7.9%
Aeon Credit Service Co. Ltd.	237,900	$5,029,795
DnB NOR A.S.A.	223,438	3,800,353
HDFC Bank Ltd.	82,942	2,134,325
HDFC Bank Ltd., ADR	12,234	1,063,991
Intesa Sanpaolo S.p.A.	1,544,723	4,897,710
Julius Baer Group Ltd.	72,576	3,818,395
Jyske Bank A.S.	29,380	1,701,331
KBC Groep N.V.	73,980	5,611,395
Mastercard, Inc., “A”	38,940	4,729,263

		$32,786,558

Pharmaceuticals – 9.9%
Bayer AG	91,945	$11,887,692
Novartis AG	113,001	9,403,984
Roche Holding AG	50,289	12,806,939
Santen Pharmaceutical Co. Ltd.	364,600	4,940,212
Shionogi & Co. Ltd.	41,900	2,331,648

		$41,370,475

Printing & Publishing – 1.5%
RELX N.V.	302,427	$6,217,504

Real Estate – 3.0%
Grand City Properties S.A.	161,755	$3,241,411
LEG Immobilien AG	61,975	5,826,291
Mitsui Fudosan Co. Ltd.	148,900	3,548,579

		$12,616,281

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 6.9%
Akzo Nobel N.V.	79,353	$6,896,265
Croda International PLC	94,552	4,784,347
Linde AG	35,668	6,754,393
Nippon Paint Holdings Co. Ltd.	79,700	3,011,558
Sika AG	623	4,002,169
Symrise AG	48,183	3,413,097

		$28,861,829

Specialty Stores – 1.6%
Esprit Holdings Ltd. (a)	906,900	$483,219
JD.com, Inc., ADR (a)	50,906	1,996,533
Just Eat PLC (a)	244,750	2,087,973
Ryohin Keikaku Co. Ltd.	8,000	1,996,533

		$6,564,258

Telecommunications – Wireless – 4.2%
Advanced Info Service PLC	488,900	$2,554,600
Cellnex Telecom S.A.U.	152,927	3,154,459
KDDI Corp.	220,100	5,821,716
SoftBank Corp.	55,400	4,480,763
Vodafone Group PLC	495,342	1,404,831

		$17,416,369

Telephone Services – 0.4%
Com Hem Holding AB	114,929	$1,596,104

Tobacco – 1.2%
Japan Tobacco, Inc.	139,700	$4,902,386

Trucking – 0.8%
Yamato Holdings Co. Ltd.	174,300	$3,530,941

Utilities – Electric Power – 1.7%
CLP Holdings Ltd.	265,500	$2,808,894
Enel S.p.A.	815,406	4,371,596

		$7,180,490

Total Common Stocks (Identified Cost, $366,616,020)		$412,839,402

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $381,660)	381,698	$381,698

Total Investments (Identified Cost, $366,997,680)		$413,221,100

OTHER ASSETS, LESS LIABILITIES – 1.0%		4,054,279

NET ASSETS – 100.0%		$417,275,379

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $366,616,020)	$412,839,402
Underlying affiliated funds, at value (identified cost, $381,660)	381,698
Total investments, at value (identified cost, $366,997,680)	$413,221,100
Cash	43
Foreign currency, at value (identified cost, $451,947)	451,253
Receivables for
Investments sold	4,829,502
Fund shares sold	26,895
Interest and dividends	1,963,550
Other assets	1,559
Total assets	$420,493,902
Liabilities
Payables for
Investments purchased	$2,391,267
Fund shares reacquired	642,401
Payable to affiliates
Investment adviser	21,017
Shareholder servicing costs	90
Distribution and/or service fees	1,224
Payable for independent Trustees’ compensation	283
Deferred country tax expense payable	20,187
Accrued expenses and other liabilities	142,054
Total liabilities	$3,218,523
Net assets	$417,275,379
Net assets consist of
Paid-in capital	$362,412,486
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $20,187 deferred country tax)	46,208,344
Accumulated net realized gain (loss) on investments and foreign currency	(3,978,519)
Undistributed net investment income	12,633,068
Net assets	$417,275,379
Shares of beneficial interest outstanding	26,583,684

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$328,787,932	20,886,304	$15.74
Service Class	88,487,447	5,697,380	15.53

See Notes to Financial Statements

6

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$8,342,900
Interest	28,578
Dividends from underlying affiliated funds	8,240
Foreign taxes withheld	(834,927)
Total investment income	$7,544,791
Expenses
Management fee	$1,859,034
Distribution and/or service fees	108,810
Shareholder servicing costs	9,043
Administrative services fee	38,043
Independent Trustees’ compensation	4,652
Custodian fee	69,742
Shareholder communications	32,213
Audit and tax fees	29,236
Legal fees	2,207
Miscellaneous	8,199
Total expenses	$2,161,179
Reduction of expenses by investment adviser	(15,836)
Net expenses	$2,145,343
Net investment income	$5,399,448
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $1,421 country tax)	$13,014,868
Underlying affiliated funds	96
Foreign currency	37,285
Net realized gain (loss) on investments and foreign currency	$13,052,249
Change in unrealized appreciation (depreciation)
Investments (net of $20,187 increase in deferred country tax)	$44,076,013
Translation of assets and liabilities in foreign currencies	76,018
Net unrealized gain (loss) on investments and foreign currency translation	$44,152,031
Net realized and unrealized gain (loss) on investments and foreign currency	$57,204,280
Change in net assets from operations	$62,603,728

See Notes to Financial Statements

7

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$5,399,448		$7,385,655
Net realized gain (loss) on investments and foreign currency	13,052,249		(5,112,043)
Net unrealized gain (loss) on investments and foreign currency translation	44,152,031		(1,484,446)
Change in net assets from operations	$62,603,728		$789,166
Distributions declared to shareholders
From net investment income	$—		$(6,410,697)
Change in net assets from fund share transactions	$(47,219,102)		$4,052,321
Total change in net assets	$15,384,626		$(1,569,210)
Net assets
At beginning of period	401,890,753		403,459,963
At end of period (including undistributed net investment income of $12,633,068 and $7,233,620, respectively)	$417,275,379		$401,890,753

See Notes to Financial Statements

8

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$13.54		$13.85		$14.56	$16.09	$13.62	$11.94
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.25	(c)	$0.24	$0.39	$0.25	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	2.01		(0.34)		(0.52)	(1.46)	2.33	1.77
Total from investment operations	$2.20		$(0.09)		$(0.28)	$(1.07)	$2.58	$1.96
Less distributions declared to shareholders
From net investment income	$—		$(0.22)		$(0.30)	$(0.30)	$(0.11)	$(0.28)
From net realized gain on investments	—		—		(0.13)	(0.16)	—	—
Total distributions declared to shareholders	$—		$(0.22)		$(0.43)	$(0.46)	$(0.11)	$(0.28)
Net asset value, end of period (x)	$15.74		$13.54		$13.85	$14.56	$16.09	$13.62
Total return (%) (k)(r)(s)(x)	16.25	(n)	(0.70	)(c)	(1.96)	(6.88)	19.01	16.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.95	(c)	1.00	1.00	1.00	1.07
Expenses after expense reductions (f)	0.99	(a)	0.94	(c)	1.00	0.99	0.99	1.07
Net investment income	2.66	(a)	1.87	(c)	1.61	2.49	1.68	1.44
Portfolio turnover	14	(n)	41		38	27	35	46
Net assets at end of period (000 omitted)	$328,788		$318,753		$305,502	$253,001	$286,763	$269,211

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$13.38		$13.68		$14.39	$15.91	$13.46	$11.80
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.21	(c)	$0.20	$0.36	$0.21	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	1.97		(0.33)		(0.51)	(1.47)	2.31	1.67
Total from investment operations	$2.15		$(0.12)		$(0.31)	$(1.11)	$2.52	$1.90
Less distributions declared to shareholders
From net investment income	$—		$(0.18)		$(0.27)	$(0.25)	$(0.07)	$(0.24)
From net realized gain on investments	—		—		(0.13)	(0.16)	—	—
Total distributions declared to shareholders	$—		$(0.18)		$(0.40)	$(0.41)	$(0.07)	$(0.24)
Net asset value, end of period (x)	$15.53		$13.38		$13.68	$14.39	$15.91	$13.46
Total return (%) (k)(r)(s)(x)	16.07	(n)	(0.91	)(c)	(2.20)	(7.16)	18.77	16.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.20	(c)	1.25	1.25	1.25	1.34
Expenses after expense reductions (f)	1.24	(a)	1.19	(c)	1.25	1.24	1.24	1.34
Net investment income	2.44	(a)	1.58	(c)	1.36	2.30	1.45	1.87
Portfolio turnover	14	(n)	41		38	27	35	46
Net assets at end of period (000 omitted)	$88,487		$83,138		$97,958	$74,383	$92,773	$91,341

See Notes to Financial Statements

9

MFS Research International Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Research International Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be

11

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$77,016,970	$—	$—	$77,016,970
Switzerland	65,932,334	—	—	65,932,334
United Kingdom	48,614,488	—	—	48,614,488
Germany	35,396,093	—	—	35,396,093
France	34,928,402	—	—	34,928,402
United States	23,980,745	—	—	23,980,745
Australia	16,463,296	—	—	16,463,296
Hong Kong	14,483,174	—	—	14,483,174
Italy	13,864,216	—	—	13,864,216
Other Countries	79,505,084	2,554,600	—	82,059,684
Mutual Funds	381,698	—	—	381,698
Total Investments	$410,666,500	$2,554,600	$—	$413,221,100

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $227,472,631 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is

12

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$6,410,697

13

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$369,825,321
Gross appreciation	59,270,835
Gross depreciation	(15,875,056)
Net unrealized appreciation (depreciation)	$43,395,779

As of 12/31/16
Undistributed ordinary income	7,281,177
Capital loss carryforwards	(14,203,127)
Other temporary differences	(118,464)
Net unrealized appreciation (depreciation)	(700,421)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2016, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
12/31/17	$(2,184,929)
Post-enactment losses which are characterized as follows:
Long-Term	$(12,018,198)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$5,253,219
Service Class	—	1,157,478
Total	$—	$6,410,697

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $15,836, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

14

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $8,111, which equated to 0.0039% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $932.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0184% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $381 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $391,893 and $778,159, respectively. The sales transactions resulted in net realized gains (losses) of $153,322.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $57,464,751 and $100,997,385, respectively.

15

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	325,371	$4,762,037	4,041,108	$51,331,181
Service Class	402,695	5,848,105	772,122	10,322,971
	728,066	$10,610,142	4,813,230	$61,654,152
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	374,695	$5,253,219
Service Class	—	—	83,512	1,157,478
	—	$—	458,207	$6,410,697
Shares reacquired
Initial Class	(2,973,309)	$(44,179,713)	(2,945,541)	$(40,269,094)
Service Class	(919,104)	(13,649,531)	(1,804,269)	(23,743,434)
	(3,892,413)	$(57,829,244)	(4,749,810)	$(64,012,528)
Net change
Initial Class	(2,647,938)	$(39,417,676)	1,470,262	$16,315,306
Service Class	(516,409)	(7,801,426)	(948,635)	(12,262,985)
	(3,164,347)	$(47,219,102)	521,627	$4,052,321

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 29%, 9%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $1,415 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,422,703	38,235,065	(40,276,070)	381,698

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$96	$—	$8,240	$381,698

16

MFS Research International Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

17

MFS Research International Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2017

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

FCI-SEM

MFS® INTERNATIONAL GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS International Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	4.1%
Roche Holding AG	3.4%
AIA Group Ltd.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
SAP AG	2.5%
Alibaba Group Holding Ltd., ADR	2.5%
Canadian National Railway Co.	2.4%
Pernod Ricard S.A.	2.4%
Novartis AG	2.4%
Accenture PLC, “A”	2.3%

Equity sectors
Consumer Staples	17.9%
Health Care	14.6%
Technology	14.3%
Financial Services	12.6%
Industrial Goods & Services	7.7%
Basic Materials	7.1%
Special Products & Services	6.7%
Retailing	5.9%
Leisure	5.8%
Transportation	3.0%
Energy	1.7%
Utilities & Communications	0.9%
Autos & Housing	0.9%

Issuer country weightings (x)
France	16.8%
Switzerland	13.7%
United Kingdom	13.3%
Germany	10.9%
Japan	8.9%
United States	5.1%
China	4.1%
Canada	4.0%
India	3.2%
Other Countries	20.0%

Currency exposure weightings (y)
Euro	31.8%
British Pound Sterling	14.2%
Swiss Franc	13.7%
Japanese Yen	8.9%
United States Dollar	8.9%
Chinese Renminbi	3.6%
Indian Rupee	3.2%
Taiwan Dollar	3.1%
Hong Kong Dollar	2.8%
Other Currencies	9.8%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS International Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	1.03%	$1,000.00	$1,194.56	$5.60
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
Service Class	Actual	1.28%	$1,000.00	$1,192.85	$6.96
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS International Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.1%
Aerospace – 1.0%
Rolls-Royce Holdings PLC	135,655	$1,574,253

Alcoholic Beverages – 5.0%
AmBev S.A., ADR	141,328	$775,891
Carlsberg A.S., “B”	7,999	854,532
Diageo PLC	81,252	2,400,677
Pernod Ricard S.A.	28,263	3,784,898

		$7,815,998

Apparel Manufacturers – 4.8%
Burberry Group PLC	58,383	$1,263,040
Kering S.A.	7,873	2,681,457
LVMH Moet Hennessy Louis Vuitton SE	14,521	3,620,539

		$7,565,036

Broadcasting – 1.9%
Publicis Groupe S.A. (l)	17,612	$1,313,746
WPP PLC	82,251	1,729,042

		$3,042,788

Business Services – 6.7%
Accenture PLC, “A”	29,624	$3,663,896
Amadeus IT Holding S.A.	44,247	2,645,596
Brenntag AG	24,177	1,399,465
Experian Group Ltd.	57,253	1,174,464
Intertek Group PLC	30,214	1,659,483

		$10,542,904

Computer Software – 4.3%
Dassault Systems S.A.	18,000	$1,613,652
OBIC Co. Ltd.	20,000	1,226,939
SAP AG	37,531	3,920,098

		$6,760,689

Computer Software – Systems – 1.6%
NICE Systems Ltd., ADR	32,769	$2,579,576

Construction – 0.9%
Toto Ltd.	35,900	$1,369,291

Consumer Products – 5.0%
L’Oréal	16,353	$3,406,789
Reckitt Benckiser Group PLC	32,903	3,335,794
Shiseido Co. Ltd.	31,500	1,118,569

		$7,861,152

Containers – 0.6%
Brambles Ltd.	119,543	$894,000

Electrical Equipment – 5.4%
Keyence Corp.	3,000	$1,316,026
Legrand S.A.	9,912	693,410
Mettler-Toledo International, Inc. (a)	4,349	2,559,560

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – continued
Prysmian S.p.A.	45,914	$1,350,347
Schneider Electric S.A.	33,071	2,540,925

		$8,460,268

Electronics – 3.4%
MediaTek, Inc.	87,000	$745,020
Mellanox Technologies Ltd. (a)	10,740	465,042
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	119,276	4,169,889

		$5,379,951

Energy – Independent – 1.1%
Caltex Australia Ltd.	32,676	$793,878
Oil Search Ltd.	167,888	880,044

		$1,673,922

Energy – Integrated – 0.7%
Suncor Energy, Inc.	35,767	$1,045,043

Food & Beverages – 6.0%
Danone S.A.	39,713	$2,985,022
Nestle S.A.	74,643	6,495,942

		$9,480,964

Food & Drug Stores – 1.1%
Dairy Farm International Holdings Ltd.	2,600	$20,488
Sundrug Co. Ltd.	45,800	1,706,175

		$1,726,663

Gaming & Lodging – 0.9%
Paddy Power Betfair PLC	13,620	$1,451,080

Insurance – 2.7%
AIA Group Ltd.	590,800	$4,317,048

Internet – 4.1%
Alibaba Group Holding Ltd., ADR (a)	27,743	$3,908,989
Baidu, Inc., ADR (a)	10,100	1,806,486
NAVER Corp.	980	717,773

		$6,433,248

Leisure & Toys – 0.2%
BANDAI NAMCO Holdings, Inc.	9,000	$306,468

Machinery & Tools – 1.3%
GEA Group AG	29,555	$1,209,486
Ritchie Bros. Auctioneers, Inc.	28,964	832,201

		$2,041,687

Major Banks – 2.8%
HSBC Holdings PLC	203,983	$1,890,828
UBS AG	146,429	2,479,932

		$4,370,760

4

MFS International Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – 1.4%
Fresenius Medical Care AG & Co. KGaA	22,791	$2,191,007

Medical Equipment – 4.6%
Essilor International S.A.	12,744	$1,621,489
QIAGEN N.V.	42,212	1,404,187
Smith & Nephew PLC	54,513	940,756
Sonova Holding AG	6,638	1,077,836
Terumo Corp.	54,700	2,152,011

		$7,196,279

Network & Telecom – 0.8%
LM Ericsson Telephone Co., “B”	169,382	$1,211,351

Other Banks & Diversified Financials – 7.1%
Aeon Credit Service Co. Ltd.	50,000	$1,057,124
Credicorp Ltd.	7,587	1,361,032
DBS Group Holdings Ltd.	103,800	1,563,691
Element Fleet Management Corp.	81,924	562,248
Grupo Financiero Banorte S.A. de C.V.	174,201	1,107,572
Grupo Financiero Inbursa S.A. de C.V.	212,976	363,786
HDFC Bank Ltd.	138,140	3,554,721
Julius Baer Group Ltd.	28,776	1,513,974

		$11,084,148

Pharmaceuticals – 8.6%
Bayer AG	25,531	$3,300,937
Novartis AG	44,806	3,728,771
Novo Nordisk A.S., “B”	28,427	1,217,361
Roche Holding AG	21,004	5,349,022

		$13,596,091

Railroad & Shipping – 2.6%
Adani Ports and Special Economic
Zone Ltd. (a)	57,881	$325,100
Canadian National Railway Co.	47,095	3,817,050

		$4,142,150

Restaurants – 2.8%
Compass Group PLC	97,908	$2,065,830
Whitbread PLC	30,663	1,584,301
Yum China Holdings, Inc. (a)	17,334	683,480

		$4,333,611

Specialty Chemicals – 6.6%
Akzo Nobel N.V.	27,092	$2,354,462
Croda International PLC	23,924	1,210,559
L’Air Liquide S.A.	17,524	2,165,626
Linde AG	11,314	2,142,514
Sika AG	139	892,940
Symrise AG	21,868	1,549,044

		$10,315,145

Telecommunications – Wireless – 0.9%
SoftBank Corp.	17,900	$1,447,755

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Tobacco – 1.9%
ITC Ltd.	232,081	$1,162,066
Japan Tobacco, Inc.	50,400	1,768,649

		$2,930,715

Trucking – 0.3%
Yamato Holdings Co. Ltd.	23,800	$482,136

Total Common Stocks (Identified Cost, $100,739,131)		$155,623,177

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $656,508)	656,569	$656,569

COLLATERAL FOR SECURITIES LOANED – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1% (j) (Identified Cost, $34,738)	34,738	$34,738

Total Investments (Identified Cost, $101,430,377)		$156,314,484

OTHER ASSETS, LESS LIABILITIES – 0.4%		688,035

NET ASSETS – 100.0%		$157,002,519

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $100,773,869)	$155,657,915
Underlying affiliated funds, at value (identified cost, $656,508)	656,569
Total investments, at value, including $32,624 of securities on loan (identified cost, $101,430,377)	$156,314,484
Cash	476
Foreign currency, at value (identified cost, $96,457)	96,190
Receivables for
Investments sold	23,804
Fund shares sold	15,344
Interest and dividends	888,129
Other assets	755
Total assets	$157,339,182
Liabilities
Payables for
Investments purchased	$31,493
Fund shares reacquired	75,060
Collateral for securities loaned, at value	34,738
Payable to affiliates
Investment adviser	7,937
Shareholder servicing costs	31
Distribution and/or service fees	378
Payable for independent Trustees’ compensation	164
Deferred country tax expense payable	109,772
Accrued expenses and other liabilities	77,090
Total liabilities	$336,663
Net assets	$157,002,519
Net assets consist of
Paid-in capital	$90,717,951
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $109,772 deferred country tax)	54,779,122
Accumulated net realized gain (loss) on investments and foreign currency	7,934,162
Undistributed net investment income	3,571,284
Net assets	$157,002,519
Shares of beneficial interest outstanding	10,854,773

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$129,652,700	8,949,464	$14.49
Service Class	27,349,819	1,905,309	14.35

See Notes to Financial Statements

6

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$2,623,856
Interest	8,953
Dividends from underlying affiliated funds	3,168
Foreign taxes withheld	(250,114)
Total investment income	$2,385,863
Expenses
Management fee	$700,647
Distribution and/or service fees	33,259
Shareholder servicing costs	3,462
Administrative services fee	17,243
Independent Trustees’ compensation	2,276
Custodian fee	35,883
Shareholder communications	8,649
Audit and tax fees	32,333
Legal fees	888
Miscellaneous	6,269
Total expenses	$840,909
Reduction of expenses by investment adviser	(5,967)
Net expenses	$834,942
Net investment income	$1,550,921
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$6,044,073
Underlying affiliated funds	(47)
Foreign currency	(1,200)
Net realized gain (loss) on investments and foreign currency	$6,042,826
Change in unrealized appreciation (depreciation)
Investments (net of $53,977 increase in deferred country tax)	$20,210,633
Translation of assets and liabilities in foreign currencies	29,965
Net unrealized gain (loss) on investments and foreign currency translation	$20,240,598
Net realized and unrealized gain (loss) on investments and foreign currency	$26,283,424
Change in net assets from operations	$27,834,345

See Notes to Financial Statements

7

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$1,550,921		$2,043,637
Net realized gain (loss) on investments and foreign currency	6,042,826		3,756,460
Net unrealized gain (loss) on investments and foreign currency translation	20,240,598		(1,451,991)
Change in net assets from operations	$27,834,345		$4,348,106
Distributions declared to shareholders
From net investment income	$—		$(1,741,896)
From net realized gain on investments	—		(7,952,532)
Total distributions declared to shareholders	$—		$(9,694,428)
Change in net assets from fund share transactions	$(22,776,433)		$(7,335,231)
Total change in net assets	$5,057,912		$(12,681,553)
Net assets
At beginning of period	151,944,607		164,626,160
At end of period (including undistributed net investment income of $3,571,284 and $2,020,363, respectively)	$157,002,519		$151,944,607

See Notes to Financial Statements

8

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015		2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$12.13		$12.57		$13.29		$14.77	$13.13	$11.08
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.17	(c)	$0.13		$0.21	$0.14	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	2.23		0.19		(0.11	)(g)	(0.90)	1.70	2.02
Total from investment operations	$2.36		$0.36		$0.02		$(0.69)	$1.84	$2.17
Less distributions declared to shareholders
From net investment income	$—		$(0.15)		$(0.22)		$(0.13)	$(0.19)	$(0.12)
From net realized gain on investments	—		(0.65)		(0.52)		(0.66)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.80)		$(0.74)		$(0.79)	$(0.20)	$(0.12)
Net asset value, end of period (x)	$14.49		$12.13		$12.57		$13.29	$14.77	$13.13
Total return (%) (k)(r)(s)(x)	19.46	(n)	2.49	(c)	0.32		(4.98)	14.09	19.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	0.91	(c)	1.03		1.02	1.03	1.04
Expenses after expense reductions (f)	1.03	(a)	0.91	(c)	1.03		1.01	1.03	1.04
Net investment income	2.03	(a)	1.33	(c)	0.99		1.44	0.98	1.23
Portfolio turnover	5	(n)	15		22		22	26	49
Net assets at end of period (000 omitted)	$129,653		$126,668		$138,482		$164,724	$186,566	$175,946

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015		2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$12.03		$12.48		$13.19		$14.66	$13.04	$11.00
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.13	(c)	$0.10		$0.17	$0.10	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.20		0.18		(0.11	)(g)	(0.88)	1.68	2.01
Total from investment operations	$2.32		$0.31		$(0.01)		$(0.71)	$1.78	$2.13
Less distributions declared to shareholders
From net investment income	$—		$(0.11)		$(0.18)		$(0.10)	$(0.15)	$(0.09)
From net realized gain on investments	—		(0.65)		(0.52)		(0.66)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.76)		$(0.70)		$(0.76)	$(0.16)	$(0.09)
Net asset value, end of period (x)	$14.35		$12.03		$12.48		$13.19	$14.66	$13.04
Total return (%) (k)(r)(s)(x)	19.29	(n)	2.15	(c)	0.10		(5.19)	13.76	19.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.16	(c)	1.28		1.27	1.28	1.29
Expenses after expense reductions (f)	1.28	(a)	1.16	(c)	1.28		1.26	1.28	1.29
Net investment income	1.81	(a)	1.08	(c)	0.72		1.19	0.72	0.98
Portfolio turnover	5	(n)	15		22		22	26	49
Net assets at end of period (000 omitted)	$27,350		$25,277		$26,144		$30,365	$33,065	$28,781

See Notes to Financial Statements

9

MFS International Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS International Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and

11

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$155,623,177	$—	$—	$155,623,177
Mutual Funds	691,307	—	—	691,307
Total Investments	$156,314,484	$—	$—	$156,314,484

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $72,295,636 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $32,624. The fair value of the fund’s investment securities on loan and a related liability of $34,738 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the

12

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$2,239,503
Long-term capital gains	7,454,925
Total distributions	$9,694,428

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$103,195,871
Gross appreciation	56,124,845
Gross depreciation	(3,006,232)
Net unrealized appreciation (depreciation)	$53,118,613

As of 12/31/16
Undistributed ordinary income	2,623,323
Undistributed long-term capital gain	3,060,178
Other temporary differences	(87,281)
Net unrealized appreciation (depreciation)	32,854,003

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$1,510,832	$—	$6,620,188
Service Class	—	231,064	—	1,332,344
Total	$—	$1,741,896	$—	$7,952,532

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $5,967, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $2,873, which equated to 0.0037% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $589.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0222% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $143 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

14

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $81,006 and $109,461, respectively. The sales transactions resulted in net realized gains (losses) of $33,393.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $7,425,493 and $28,486,099, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	99,912	$1,374,518	268,714	$3,352,327
Service Class	100,321	1,326,129	280,668	3,412,366
	200,233	$2,700,647	549,382	$6,764,693
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	632,272	$8,131,020
Service Class	—	—	122,428	1,563,408
	—	$—	754,700	$9,694,428
Shares reacquired
Initial Class	(1,592,790)	$(21,502,321)	(1,473,003)	$(18,852,761)
Service Class	(295,471)	(3,974,759)	(398,059)	(4,941,591)
	(1,888,261)	$(25,477,080)	(1,871,062)	$(23,794,352)
Net change
Initial Class	(1,492,878)	$(20,127,803)	(572,017)	$(7,369,414)
Service Class	(195,150)	(2,648,630)	5,037	34,183
	(1,688,028)	$(22,776,433)	(566,980)	$(7,335,231)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 33%, 13%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $540 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,508,315	12,796,728	(13,648,474)	656,569

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(47)	$—	$3,168	$656,569

16

MFS International Growth Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,741.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

17

MFS International Growth Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2017

MFS® GLOBAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

WGO-SEM

MFS® GLOBAL GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	3.5%
Accenture PLC, “A”	2.4%
Nestle S.A.	2.3%
NIKE, Inc., “B”	2.2%
Abbott Laboratories	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.9%
Thermo Fisher Scientific, Inc.	1.9%
Estee Lauder Cos., Inc., “A”	1.8%
Visa, Inc., “A”	1.7%
HDFC Bank Ltd.	1.7%

Equity sectors
Consumer Staples	16.4%
Technology	11.9%
Special Products & Services	11.7%
Health Care	11.0%
Retailing	10.7%
Leisure	10.5%
Financial Services	9.4%
Basic Materials	7.0%
Industrial Goods & Services	5.9%
Transportation	2.6%
Autos & Housing	1.3%
Energy	0.6%

Issuer country weightings (x)
United States	57.9%
United Kingdom	10.8%
Switzerland	7.9%
France	5.7%
Japan	2.7%
India	2.3%
China	2.0%
Taiwan	1.9%
Brazil	1.8%
Other Countries	7.0%

Currency exposure weightings (y)
United States Dollar	58.7%
British Pound Sterling	12.1%
Swiss Franc	7.9%
Euro	7.6%
Japanese Yen	2.7%
Indian Rupee	2.3%
Chinese Renminbi	2.0%
Taiwan Dollar	1.9%
Brazilian Real	1.8%
Other Currencies	3.0%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	1.00%	$1,000.00	$1,180.48	$5.41
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
Service Class	Actual	1.25%	$1,000.00	$1,179.08	$6.75
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Global Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 1.9%
Rolls-Royce Holdings PLC	52,236	$606,190
United Technologies Corp.	3,459	422,377

		$1,028,567

Airlines – 1.0%
Aena S.A.	2,671	$521,209

Alcoholic Beverages – 4.0%
AmBev S.A., ADR	112,569	$618,004
Carlsberg A.S., “B”	1,933	206,502
Diageo PLC	16,769	495,458
Pernod Ricard S.A.	6,322	846,624

		$2,166,588

Apparel Manufacturers – 5.8%
Burberry Group PLC	18,081	$391,159
Compagnie Financiere Richemont S.A.	2,781	229,116
LVMH Moet Hennessy Louis Vuitton SE	3,312	825,785
NIKE, Inc., “B”	19,903	1,174,277
VF Corp.	7,955	458,208

		$3,078,545

Broadcasting – 0.4%
Walt Disney Co.	2,054	$218,238

Brokerage & Asset Managers – 1.8%
Blackstone Group LP	21,353	$712,123
Charles Schwab Corp.	5,757	247,321

		$959,444

Business Services – 11.7%
Accenture PLC, “A”	10,196	$1,261,041
Brenntag AG	3,215	186,098
Cognizant Technology Solutions Corp., “A”	13,396	889,494
Equifax, Inc.	4,423	607,809
Experian Group Ltd.	30,662	628,987
Fidelity National Information Services, Inc.	8,643	738,112
Fiserv, Inc. (a)	4,027	492,663
Intertek Group PLC	10,485	575,881
Verisk Analytics, Inc., “A” (a)	10,325	871,120

		$6,251,205

Cable TV – 0.5%
Comcast Corp., “A”	6,618	$257,573

Chemicals – 2.4%
Monsanto Co.	6,335	$749,811
PPG Industries, Inc.	4,757	523,080

		$1,272,891

Computer Software – 0.5%
Dassault Systems S.A.	2,724	$244,199

Computer Software – Systems – 1.2%
Apple, Inc.	4,420	$636,568

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – 1.3%
Sherwin-Williams Co.	2,039	$715,607

Consumer Products – 8.3%
Colgate-Palmolive Co.	7,819	$579,622
Coty, Inc., “A”	26,004	487,835
Estee Lauder Cos., Inc., “A”	10,264	985,139
KOSE Corp.	7,400	807,273
L’Oréal	3,174	661,233
Reckitt Benckiser Group PLC	8,855	897,744

		$4,418,846

Electrical Equipment – 2.5%
Amphenol Corp., “A”	7,338	$541,691
Fortive Corp.	2,944	186,502
Mettler-Toledo International, Inc. (a)	1,057	622,087

		$1,350,280

Electronics – 3.8%
Samsung Electronics Co. Ltd.	194	$403,040
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,102	1,017,406
Texas Instruments, Inc.	8,306	638,981

		$2,059,427

Entertainment – 1.6%
Time Warner, Inc.	2,918	$292,996
Twenty-First Century Fox, Inc.	19,569	554,585

		$847,581

Food & Beverages – 4.1%
Chr. Hansen Holding A.S.	2,370	$172,371
Danone S.A.	6,189	465,195
Nestle S.A.	14,039	1,221,769
PepsiCo, Inc.	3,120	360,329

		$2,219,664

Food & Drug Stores – 2.0%
CVS Health Corp.	5,507	$443,093
Sundrug Co. Ltd.	17,300	644,472

		$1,087,565

Gaming & Lodging – 1.4%
Paddy Power Betfair PLC	6,812	$725,753

General Merchandise – 1.3%
Dollarama, Inc.	3,527	$337,007
Lojas Renner S.A.	44,569	368,348

		$705,355

Insurance – 1.6%
Aon PLC	6,282	$835,192

Internet – 6.4%
Alibaba Group Holding Ltd., ADR (a)	5,118	$721,126
Alphabet, Inc., “A” (a)	2,019	1,877,024

4

MFS Global Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Internet – continued
Baidu, Inc., ADR (a)	1,982	$354,501
NAVER Corp.	651	476,806

		$3,429,457

Leisure & Toys – 1.1%
Electronic Arts, Inc. (a)	5,580	$589,918

Machinery & Tools – 1.5%
Colfax Corp. (a)	7,697	$303,031
Fastenal Co.	3,736	162,628
Schindler Holding AG	1,523	322,262

		$787,921

Medical & Health Technology & Services – 0.2%
Express Scripts Holding Co. (a)	2,076	$132,532

Medical Equipment – 7.6%
Abbott Laboratories	21,345	$1,037,580
Cooper Cos., Inc.	1,651	395,282
Danaher Corp.	4,640	391,570
Sonova Holding AG	2,539	412,266
Thermo Fisher Scientific, Inc.	5,754	1,003,900
Waters Corp. (a)	2,477	455,372
Zimmer Biomet Holdings, Inc.	2,935	376,854

		$4,072,824

Oil Services – 0.6%
Schlumberger Ltd.	4,889	$321,892

Other Banks & Diversified Financials – 6.0%
Credicorp Ltd.	2,349	$421,387
HDFC Bank Ltd.	35,290	908,108
Julius Baer Group Ltd.	10,255	539,540
Mastercard, Inc., “A”	3,743	454,587
Visa, Inc., “A”	9,694	909,103

		$3,232,725

Pharmaceuticals – 3.2%
Eli Lilly & Co.	3,639	$299,490
Roche Holding AG	3,418	870,451
Zoetis, Inc.	8,757	546,262

		$1,716,203

Printing & Publishing – 1.3%
Moody’s Corp.	5,932	$721,806

Railroad & Shipping – 1.6%
Adani Ports and Special Economic Zone Ltd. (a)	55,282	$310,503
Union Pacific Corp.	4,983	542,699

		$853,202

Restaurants – 4.2%
Compass Group PLC	37,137	$783,569
Starbucks Corp.	12,311	717,854
Whitbread PLC	14,675	758,231

		$2,259,654

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 4.6%
Croda International PLC	12,361	$625,469
Ecolab, Inc.	6,744	895,266
Sika AG	97	623,131
Symrise AG	4,419	313,025

		$2,456,891

Specialty Stores – 1.6%
AutoZone, Inc. (a)	505	$288,082
TJX Cos., Inc.	7,994	576,927

		$865,009

Total Common Stocks (Identified Cost, $36,698,167)		$53,040,331

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $431,846)	431,889	$431,889

Total Investments (Identified Cost, $37,130,013)		$53,472,220

OTHER ASSETS, LESS LIABILITIES – 0.2%		89,547

NET ASSETS – 100.0%		$53,561,767

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $36,698,167)	$53,040,331
Underlying affiliated funds, at value (identified cost, $431,846)	431,889
Total investments, at value (identified cost, $37,130,013)	$53,472,220
Foreign currency, at value (identified cost, $16,485)	16,496
Receivables for
Investments sold	4,861
Fund shares sold	1,781
Interest and dividends	158,378
Receivable from investment adviser	4,898
Other assets	363
Total assets	$53,658,997
Liabilities
Payable for fund shares reacquired	$34,915
Payable to affiliates
Shareholder servicing costs	12
Distribution and/or service fees	34
Payable for independent Trustees’ compensation	217
Deferred country tax expense payable	8,192
Accrued expenses and other liabilities	53,860
Total liabilities	$97,230
Net assets	$53,561,767
Net assets consist of
Paid-in capital	$33,522,628
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $8,192 deferred country tax)	16,334,708
Accumulated net realized gain (loss) on investments and foreign currency	2,857,656
Undistributed net investment income	846,775
Net assets	$53,561,767
Shares of beneficial interest outstanding	2,160,685

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$51,063,266	2,059,491	$24.79
Service Class	2,498,501	101,194	24.69

See Notes to Financial Statements

6

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$551,503
Interest	947
Dividends from underlying affiliated funds	1,720
Foreign taxes withheld	(32,161)
Total investment income	$522,009
Expenses
Management fee	$232,434
Distribution and/or service fees	3,028
Shareholder servicing costs	1,407
Administrative services fee	8,850
Independent Trustees’ compensation	772
Custodian fee	10,639
Shareholder communications	5,966
Audit and tax fees	35,494
Legal fees	316
Miscellaneous	5,239
Total expenses	$304,145
Reduction of expenses by investment adviser	(42,686)
Net expenses	$261,459
Net investment income	$260,550
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $154 country tax)	$1,162,881
Underlying affiliated funds	(45)
Foreign currency	2,547
Net realized gain (loss) on investments and foreign currency	$1,165,383
Change in unrealized appreciation (depreciation)
Investments (net of $8,192 increase in deferred country tax)	$7,117,634
Translation of assets and liabilities in foreign currencies	4,150
Net unrealized gain (loss) on investments and foreign currency translation	$7,121,784
Net realized and unrealized gain (loss) on investments and foreign currency	$8,287,167
Change in net assets from operations	$8,547,717

See Notes to Financial Statements

7

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$260,550		$590,857
Net realized gain (loss) on investments and foreign currency	1,165,383		1,781,355
Net unrealized gain (loss) on investments and foreign currency translation	7,121,784		639,741
Change in net assets from operations	$8,547,717		$3,011,953
Distributions declared to shareholders
From net investment income	$—		$(288,513)
From net realized gain on investments	—		(2,480,138)
Total distributions declared to shareholders	$—		$(2,768,651)
Change in net assets from fund share transactions	$(3,522,399)		$(2,670,304)
Total change in net assets	$5,025,318		$(2,427,002)
Net assets
At beginning of period	48,536,449		50,963,451
At end of period (including undistributed net investment income of $846,775 and $586,225, respectively)	$53,561,767		$48,536,449

See Notes to Financial Statements

8

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$21.00		$20.88		$22.45	$21.63	$17.96	$15.11
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.25	(c)	$0.12	$0.20	$0.10	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	3.67		1.08		(0.53)	0.73	3.70	2.86
Total from investment operations	$3.79		$1.33		$(0.41)	$0.93	$3.80	$2.97
Less distributions declared to shareholders
From net investment income	$—		$(0.13)		$(0.22)	$(0.11)	$(0.13)	$(0.12)
From net realized gain on investments	—		(1.08)		(0.94)	—	—	—
Total distributions declared to shareholders	$—		$(1.21)		$(1.16)	$(0.11)	$(0.13)	$(0.12)
Net asset value, end of period (x)	$24.79		$21.00		$20.88	$22.45	$21.63	$17.96
Total return (%) (k)(r)(s)(x)	18.05	(n)	6.07	(c)	(1.54)	4.32	21.26	19.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	0.72	(c)	1.17	1.20	1.17	1.19
Expenses after expense reductions (f)	1.00	(a)	0.55	(c)	1.01	1.12	1.17	1.19
Net investment income	1.02	(a)	1.18	(c)	0.52	0.91	0.49	0.68
Portfolio turnover	9	(n)	25		26	25	33	40
Net assets at end of period (000 omitted)	$51,063		$46,182		$48,932	$55,050	$60,188	$57,300

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$20.94		$20.82		$22.38	$21.55	$17.89	$15.04
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	(c)	$0.06	$0.14	$0.05	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	3.66		1.08		(0.53)	0.73	3.69	2.86
Total from investment operations	$3.75		$1.28		$(0.47)	$0.87	$3.74	$2.93
Less distributions declared to shareholders
From net investment income	$—		$(0.08)		$(0.15)	$(0.04)	$(0.08)	$(0.08)
From net realized gain on investments	—		(1.08)		(0.94)	—	—	—
Total distributions declared to shareholders	$—		$(1.16)		$(1.09)	$(0.04)	$(0.08)	$(0.08)
Net asset value, end of period (x)	$24.69		$20.94		$20.82	$22.38	$21.55	$17.89
Total return (%) (k)(r)(s)(x)	17.91	(n)	5.85	(c)	(1.82)	4.05	20.94	19.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	0.94	(c)	1.42	1.45	1.42	1.44
Expenses after expense reductions (f)	1.25	(a)	0.77	(c)	1.26	1.37	1.42	1.44
Net investment income	0.76	(a)	0.94	(c)	0.27	0.63	0.23	0.44
Portfolio turnover	9	(n)	25		26	25	33	40
Net assets at end of period (000 omitted)	$2,499		$2,355		$2,031	$2,372	$3,614	$3,152

See Notes to Financial Statements

9

MFS Global Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. Excluding the effect of the reimbursement of expenses, the total return for the year ended December 31, 2016 would have been approximately 0.55% lower.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a

11

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$53,040,331	$—	$—	$53,040,331
Mutual Funds	431,889	—	—	431,889
Total Investments	$53,472,220	$—	$—	$53,472,220

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $9,333,432 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, there were no securities on loan or collateral outstanding.

12

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$289,713
Long-term capital gains	2,478,938
Total distributions	$2,768,651

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$37,254,900
Gross appreciation	16,703,530
Gross depreciation	(486,210)
Net unrealized appreciation (depreciation)	$16,217,320

As of 12/31/16
Undistributed ordinary income	726,564
Undistributed long-term capital gain	1,676,821
Other temporary differences	(3,457)
Net unrealized appreciation (depreciation)	9,091,494

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$279,992	$—	$2,360,988
Service Class	—	8,521	—	119,150
Total	$—	$288,513	$—	$2,480,138

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $1,981, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, this reduction amounted to $40,705, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $1,064, which equated to 0.0041% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $343.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0343% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

14

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $47 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $88,027 and $10,771, respectively. The sales transactions resulted in net realized gains (losses) of $(408).

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $4,599,603 and $8,061,017, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	20,803	$485,924	63,324	$1,346,758
Service Class	1,926	45,448	29,912	650,342
	22,729	$531,372	93,236	$1,997,100
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	119,990	$2,640,980
Service Class	—	—	5,811	127,671
	—	$—	125,801	$2,768,651
Shares reacquired
Initial Class	(160,493)	$(3,751,898)	(327,837)	$(6,992,794)
Service Class	(13,198)	(301,873)	(20,786)	(443,261)
	(173,691)	$(4,053,771)	(348,623)	$(7,436,055)
Net change
Initial Class	(139,690)	$(3,265,974)	(144,523)	$(3,005,056)
Service Class	(11,272)	(256,425)	14,937	334,752
	(150,962)	$(3,522,399)	(129,586)	$(2,670,304)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $176 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	284,384	4,164,055	(4,016,550)	431,889

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(45)	$—	$1,720	$431,889

16

MFS Global Growth Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

17

MFS Global Growth Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2017

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

MIS-SEM

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	6.3%
Accenture PLC, “A”	4.2%
Visa, Inc., “A”	3.3%
NIKE, Inc., “B”	2.9%
Thermo Fisher Scientific, Inc.	2.8%
Colgate-Palmolive Co.	2.7%
Abbott Laboratories	2.6%
Estee Lauder Cos., Inc., “A”	2.6%
Ecolab, Inc.	2.5%
Apple, Inc.	2.5%

Equity sectors
Health Care	15.7%
Special Products & Services	13.6%
Technology	11.8%
Consumer Staples	11.4%
Financial Services	10.3%
Leisure	10.3%
Retailing	9.3%
Basic Materials	6.6%
Industrial Goods & Services	6.3%
Autos & Housing	2.0%
Transportation	1.3%
Energy	0.4%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Massachusetts Investors Growth Stock Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.79%	$1,000.00	$1,152.15	$4.22
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,150.56	$5.55
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 1.3%
United Technologies Corp.	97,240	$11,873,976

Alcoholic Beverages – 1.8%
AmBev S.A., ADR	1,181,386	$6,485,809
Pernod Ricard S.A.	68,134	9,124,304

		$15,610,113

Apparel Manufacturers – 5.7%
LVMH Moet Hennessy Louis Vuitton SE	54,802	$13,663,852
NIKE, Inc., “B”	436,642	25,761,878
VF Corp.	198,906	11,456,986

		$50,882,716

Broadcasting – 0.5%
Walt Disney Co.	38,260	$4,065,125

Brokerage & Asset Managers – 3.4%
Blackstone Group LP	519,235	$17,316,487
Charles Schwab Corp.	181,602	7,801,622
CME Group, Inc.	40,380	5,057,191

		$30,175,300

Business Services – 13.6%
Accenture PLC, “A”	302,707	$37,438,802
Cognizant Technology Solutions Corp., “A”	288,451	19,153,146
Equifax, Inc.	109,734	15,079,646
Fidelity National Information Services, Inc.	208,824	17,833,570
Fiserv, Inc. (a)	94,051	11,506,199
Verisk Analytics, Inc., “A” (a)	240,107	20,257,828

		$121,269,191

Cable TV – 0.7%
Comcast Corp., “A”	155,060	$6,034,935

Chemicals – 4.0%
LyondellBasell Industries N.V., “A”	34,046	$2,873,142
Monsanto Co.	161,679	19,136,326
PPG Industries, Inc.	128,329	14,111,057

		$36,120,525

Computer Software – Systems – 2.5%
Apple, Inc.	155,803	$22,438,748

Construction – 2.0%
Sherwin-Williams Co.	49,766	$17,465,875

Consumer Products – 8.2%
Church & Dwight Co., Inc.	129,057	$6,695,477
Colgate-Palmolive Co.	321,894	23,862,002
Coty, Inc., “A”	653,785	12,265,007
Estee Lauder Cos., Inc., “A”	241,432	23,172,643
L’Oréal	36,439	7,591,268

		$73,586,397

Electrical Equipment – 3.9%
Amphenol Corp., “A”	181,710	$13,413,832
Fortive Corp.	98,370	6,231,739

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – continued
Mettler-Toledo International, Inc. (a)	25,853	$15,215,525

		$34,861,096

Electronics – 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	299,260	$10,462,130
Texas Instruments, Inc.	213,998	16,462,866

		$26,924,996

Entertainment – 2.1%
Time Warner, Inc.	53,112	$5,332,976
Twenty-First Century Fox, Inc.	463,712	13,141,598

		$18,474,574

Food & Beverages – 1.4%
PepsiCo, Inc.	110,472	$12,758,411

Food & Drug Stores – 1.2%
CVS Health Corp.	135,324	$10,888,169

Gaming & Lodging – 0.9%
Paddy Power Betfair PLC	76,634	$8,164,616

Insurance – 2.1%
Aon PLC	140,094	$18,625,497

Internet – 6.3%
Alphabet, Inc., “A” (a)	60,507	$56,252,148

Leisure & Toys – 1.6%
Electronic Arts, Inc. (a)	135,166	$14,289,750

Machinery & Tools – 1.1%
Colfax Corp. (a)	168,385	$6,629,318
Fastenal Co.	69,763	3,036,783

		$9,666,101

Medical & Health Technology & Services – 0.7%
Express Scripts Holding Co. (a)	91,712	$5,854,894

Medical Equipment – 10.8%
Abbott Laboratories	479,990	$23,332,314
Cooper Cos., Inc.	41,385	9,908,397
Danaher Corp.	155,223	13,099,269
Dentsply Sirona, Inc.	47,699	3,092,803
Thermo Fisher Scientific, Inc.	145,424	25,372,125
Waters Corp. (a)	65,048	11,958,424
Zimmer Biomet Holdings, Inc.	72,017	9,246,983

		$96,010,315

Oil Services – 0.4%
Schlumberger Ltd.	56,376	$3,711,796

Other Banks & Diversified Financials – 4.8%
Mastercard, Inc., “A”	115,187	$13,989,461
Visa, Inc., “A”	311,462	29,208,906

		$43,198,367

4

MFS Massachusetts Investors Growth Stock Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – 4.3%
Eli Lilly & Co.	112,142	$9,229,286
Roche Holding AG	47,547	12,108,643
Zoetis, Inc.	273,639	17,069,601

		$38,407,530

Printing & Publishing – 1.6%
Moody’s Corp.	119,578	$14,550,251

Railroad & Shipping – 1.3%
Union Pacific Corp.	105,225	$11,460,055

Restaurants – 2.9%
Compass Group PLC	401,588	$8,473,388
Starbucks Corp.	300,533	17,524,079

		$25,997,467

Specialty Chemicals – 2.5%
Ecolab, Inc.	169,097	$22,447,627

Specialty Stores – 2.4%
AutoZone, Inc. (a)	12,391	$7,068,570
TJX Cos., Inc.	196,659	14,192,880

		$21,261,450

Total Common Stocks (Identified Cost, $609,653,689)		$883,328,011

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $4,326,674)	4,327,096	$4,327,096

Total Investments (Identified Cost, $613,980,363)		$887,655,107

OTHER ASSETS, LESS LIABILITIES – 0.5%		4,721,270

NET ASSETS – 100.0%		$892,376,377

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $609,653,689)	$883,328,011
Underlying affiliated funds, at value (identified cost, $4,326,674)	4,327,096
Total investments, at value (identified cost, $613,980,363)	$887,655,107
Cash	329
Receivables for
Investments sold	4,677,022
Fund shares sold	17,731
Dividends	1,212,914
Other assets	2,906
Total assets	$893,566,009
Liabilities
Payable for fund shares reacquired	$1,064,096
Payable to affiliates
Investment adviser	37,237
Shareholder servicing costs	206
Distribution and/or service fees	4,866
Payable for independent Trustees’ compensation	403
Accrued expenses and other liabilities	82,824
Total liabilities	$1,189,632
Net assets	$892,376,377
Net assets consist of
Paid-in capital	$543,220,680
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	273,683,439
Accumulated net realized gain (loss) on investments and foreign currency	67,069,099
Undistributed net investment income	8,403,159
Net assets	$892,376,377
Shares of beneficial interest outstanding	50,610,020

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$538,268,151	30,378,104	$17.72
Service Class	354,108,226	20,231,916	17.50

See Notes to Financial Statements

6

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$7,285,752
Dividends from underlying affiliated funds	22,179
Interest	2,694
Foreign taxes withheld	(198,249)
Total investment income	$7,112,376
Expenses
Management fee	$3,264,699
Distribution and/or service fees	431,366
Shareholder servicing costs	20,350
Administrative services fee	75,106
Independent Trustees’ compensation	8,009
Custodian fee	25,362
Shareholder communications	57,642
Audit and tax fees	28,137
Legal fees	4,561
Miscellaneous	11,733
Total expenses	$3,926,965
Reduction of expenses by investment adviser	(33,417)
Net expenses	$3,893,548
Net investment income	$3,218,828
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$22,223,421
Underlying affiliated funds	(48)
Foreign currency	2,628
Net realized gain (loss) on investments and foreign currency	$22,226,001
Change in unrealized appreciation (depreciation)
Investments	$97,194,084
Translation of assets and liabilities in foreign currencies	14,710
Net unrealized gain (loss) on investments and foreign currency translation	$97,208,794
Net realized and unrealized gain (loss) on investments and foreign currency	$119,434,795
Change in net assets from operations	$122,653,623

See Notes to Financial Statements

7

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$3,218,828		$5,185,887
Net realized gain (loss) on investments and foreign currency	22,226,001		45,114,890
Net unrealized gain (loss) on investments and foreign currency translation	97,208,794		(515,910)
Change in net assets from operations	$122,653,623		$49,784,867
Distributions declared to shareholders
From net investment income	$—		$(4,362,605)
From net realized gain on investments	—		(98,136,195)
Total distributions declared to shareholders	$—		$(102,498,800)
Change in net assets from fund share transactions	$(59,873,923)		$6,923,737
Total change in net assets	$62,779,700		$(45,790,196)
Net assets
At beginning of period	829,596,677		875,386,873
At end of period (including undistributed net investment income of $8,403,159 and $5,184,331, respectively)	$892,376,377		$829,596,677

See Notes to Financial Statements

8

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.38		$16.38		$17.61	$17.31	$13.37	$11.45
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.11	(c)	$0.10	$0.14	$0.08	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.27		0.95		(0.21)	1.77	3.97	1.88
Total from investment operations	$2.34		$1.06		$(0.11)	$1.91	$4.05	$1.97
Less distributions declared to shareholders
From net investment income	$—		$(0.10)		$(0.09)	$(0.10)	$(0.11)	$(0.05)
From net realized gain on investments	—		(1.96)		(1.03)	(1.51)	—	—
Total distributions declared to shareholders	$—		$(2.06)		$(1.12)	$(1.61)	$(0.11)	$(0.05)
Net asset value, end of period (x)	$17.72		$15.38		$16.38	$17.61	$17.31	$13.37
Total return (%) (k)(r)(s)(x)	15.21	(n)	6.08	(c)	(0.12)	11.51	30.39	17.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.78	(c)	0.79	0.80	0.80	0.80
Expenses after expense reductions (f)	0.79	(a)	0.77	(c)	0.79	0.80	0.80	0.80
Net investment income	0.84	(a)	0.70	(c)	0.56	0.81	0.55	0.74
Portfolio turnover	11	(n)	24		27	23	26	30
Net assets at end of period (000 omitted)	$538,268		$500,924		$537,645	$542,830	$561,066	$490,630

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.21		$16.22		$17.48	$17.19	$13.27	$11.37
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07	(c)	$0.06	$0.10	$0.05	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.24		0.94		(0.21)	1.75	3.94	1.86
Total from investment operations	$2.29		$1.01		$(0.15)	$1.85	$3.99	$1.92
Less distributions declared to shareholders
From net investment income	$—		$(0.06)		$(0.08)	$(0.05)	$(0.07)	$(0.02)
From net realized gain on investments	—		(1.96)		(1.03)	(1.51)	—	—
Total distributions declared to shareholders	$—		$(2.02)		$(1.11)	$(1.56)	$(0.07)	$(0.02)
Net asset value, end of period (x)	$17.50		$15.21		$16.22	$17.48	$17.19	$13.27
Total return (%) (k)(r)(s)(x)	15.06	(n)	5.84	(c)	(0.33)	11.23	30.13	16.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.03	(c)	1.04	1.05	1.05	1.05
Expenses after expense reductions (f)	1.04	(a)	1.02	(c)	1.03	1.05	1.05	1.05
Net investment income	0.59	(a)	0.45	(c)	0.35	0.55	0.30	0.48
Portfolio turnover	11	(n)	24		27	23	26	30
Net assets at end of period (000 omitted)	$354,108		$328,673		$337,742	$50,731	$56,699	$50,583

See Notes to Financial Statements

9

MFS Massachusetts Investors Growth Stock Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Massachusetts Investors Growth Stock Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

11

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$883,328,011	$—	$—	$883,328,011
Mutual Funds	4,327,096	—	—	4,327,096
Total Investments	$887,655,107	$—	$—	$887,655,107

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $34,245,882 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$4,362,605
Long-term capital gains	98,136,195
Total distributions	$102,498,800

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$614,959,490
Gross appreciation	282,652,891
Gross depreciation	(9,957,274)
Net unrealized appreciation (depreciation)	$272,695,617

As of 12/31/16
Undistributed ordinary income	7,751,528
Undistributed long-term capital gain	43,255,030
Other temporary differences	(6,015)
Net unrealized appreciation (depreciation)	175,501,531

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$3,089,337	$—	$59,615,626
Service Class	—	1,273,268	—	38,520,569
Total	$—	$4,362,605	$—	$98,136,195

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $33,417, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.82% of average daily net assets for the Initial Class shares and 1.07% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $18,974, which equated to 0.0044% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $1,376.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0172% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement.

14

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $788 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,650,821 and $214,891, respectively. The sales transactions resulted in net realized gains (losses) of $4,853.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $95,027,357 and $155,026,488, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	219,616	$3,648,909	787,082	$12,902,539
Service Class	439,705	7,251,424	1,309,257	21,063,257
	659,321	$10,900,333	2,096,339	$33,965,796
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,936,281	$62,704,963
Service Class	—	—	2,523,389	39,793,837
	—	$—	6,459,670	$102,498,800
Shares reacquired
Initial Class	(2,409,151)	$(40,588,157)	(4,985,958)	$(80,627,877)
Service Class	(1,814,023)	(30,186,099)	(3,046,019)	(48,912,982)
	(4,223,174)	$(70,774,256)	(8,031,977)	$(129,540,859)
Net change
Initial Class	(2,189,535)	$(36,939,248)	(262,595)	$(5,020,375)
Service Class	(1,374,318)	(22,934,675)	786,627	11,944,112
	(3,563,853)	$(59,873,923)	524,032	$6,923,737

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $2,970 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,802,630	82,129,812	(82,605,346)	4,327,096

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(48)	$—	$22,179	$4,327,096

16

MFS Massachusetts Investors Growth Stock Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

17

MFS Massachusetts Investors Growth Stock Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2017

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

CGS-SEM

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Blended Research Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Amazon.com, Inc.	2.9%
Apple, Inc.	2.7%
Bank of America Corp.	2.7%
Citigroup, Inc.	2.2%
Cisco Systems, Inc.	2.1%
Facebook, Inc., “A”	2.0%
Procter & Gamble Co.	2.0%
Philip Morris International, Inc.	1.9%
Celgene Corp.	1.9%
Eli Lilly & Co.	1.8%

Equity sectors
Financial Services	17.8%
Technology	17.0%
Health Care	14.3%
Consumer Staples	8.6%
Leisure	7.7%
Retailing	7.3%
Industrial Goods & Services	5.5%
Energy	5.5%
Utilities & Communications	5.0%
Special Products & Services	4.1%
Basic Materials	2.4%
Transportation	2.4%
Autos & Housing	1.7%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.45%	$1,000.00	$1,086.44	$2.33
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
Service Class	Actual	0.70%	$1,000.00	$1,085.17	$3.62
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Blended Research Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.3%
Aerospace – 3.3%
Northrop Grumman Corp.	28,258	$7,254,111
Textron, Inc.	44,816	2,110,834
United Technologies Corp.	55,619	6,791,636

		$16,156,581

Airlines – 0.7%
United Continental Holdings, Inc. (a)	43,802	$3,296,101

Biotechnology – 4.0%
Biogen, Inc. (a)	23,521	$6,382,659
Celgene Corp. (a)	70,052	9,097,653
Gilead Sciences, Inc.	52,814	3,738,175

		$19,218,487

Business Services – 3.4%
Accenture PLC, “A”	21,318	$2,636,610
DXC Technology Co.	84,231	6,462,203
FleetCor Technologies, Inc. (a)	35,252	5,083,691
Global Payments, Inc.	23,313	2,105,630

		$16,288,134

Cable TV – 3.1%
Charter Communications, Inc., “A” (a)	20,828	$7,015,912
Comcast Corp., “A”	206,453	8,035,151

		$15,051,063

Chemicals – 0.8%
Monsanto Co.	32,279	$3,820,542

Computer Software – 3.1%
Intuit, Inc.	55,119	$7,320,355
Microsoft Corp.	108,424	7,473,666

		$14,794,021

Computer Software – Systems – 4.4%
Apple, Inc.	90,369	$13,014,943
Hewlett Packard Enterprise	288,922	4,793,216
International Business Machines Corp.	11,891	1,829,193
NCR Corp. (a)	39,285	1,604,399

		$21,241,751

Construction – 1.7%
Owens Corning	56,119	$3,755,483
Sherwin-Williams Co.	12,475	4,378,226

		$8,133,709

Consumer Products – 2.5%
Estee Lauder Cos., Inc., “A”	27,421	$2,631,867
Procter & Gamble Co.	110,012	9,587,546

		$12,219,413

Consumer Services – 0.8%
Priceline Group, Inc. (a)	2,019	$3,776,580

Electrical Equipment – 0.4%
General Electric Co.	76,780	$2,073,828

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 3.2%
Broadcom Corp.	19,794	$4,612,992
Intel Corp.	240,757	8,123,141
NVIDIA Corp.	20,748	2,999,331

		$15,735,464

Energy – Independent – 4.4%
Anadarko Petroleum Corp.	91,237	$4,136,686
EOG Resources, Inc.	69,817	6,319,835
Phillips 66	88,767	7,340,143
Valero Energy Corp.	48,398	3,264,929

		$21,061,593

Energy – Integrated – 0.6%
Exxon Mobil Corp.	37,515	$3,028,586

Food & Beverages – 3.5%
Archer Daniels Midland Co.	136,287	$5,639,556
Bunge Ltd.	36,378	2,713,799
Mondelez International, Inc.	39,622	1,711,274
Tyson Foods, Inc., “A”	110,268	6,906,085

		$16,970,714

Food & Drug Stores – 1.3%
CVS Health Corp.	77,701	$6,251,822

Gaming & Lodging – 1.7%
Carnival Corp.	42,927	$2,814,723
Royal Caribbean Cruises Ltd.	47,829	5,224,362

		$8,039,085

General Merchandise – 1.1%
CostcoWholesale Corp.	9,436	$1,509,099
Wal-Mart Stores, Inc.	51,110	3,868,005

		$5,377,104

Health Maintenance Organizations – 1.0%
UnitedHealth Group, Inc.	25,003	$4,636,056

Insurance – 5.7%
Allstate Corp.	25,373	$2,243,988
Berkshire Hathaway, Inc., “B” (a)	14,109	2,389,642
Chubb Ltd.	16,389	2,382,633
MetLife, Inc.	135,045	7,419,372
Prudential Financial, Inc.	67,157	7,262,358
Validus Holdings Ltd.	58,472	3,038,790
XL Group Ltd.	64,389	2,820,238

		$27,557,021

Internet – 4.1%
Alphabet, Inc., “A” (a)	6,764	$6,288,356
Alphabet, Inc., “C” (a)	4,230	3,843,928
Facebook, Inc., “A” (a)	65,280	9,855,974

		$19,988,258

Leisure & Toys – 1.1%
Electronic Arts, Inc. (a)	52,061	$5,503,889

4

MFS Blended Research Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Machinery & Tools – 1.8%
Illinois Tool Works, Inc.	25,214	$3,611,906
Ingersoll-Rand Co. Ltd., “A”	18,806	1,718,680
United Rentals, Inc. (a)	28,283	3,187,777

		$8,518,363

Major Banks – 5.7%
Bank of America Corp.	535,598	$12,993,607
Goldman Sachs Group, Inc.	9,984	2,215,450
JPMorgan Chase & Co.	81,960	7,491,144
Wells Fargo & Co.	84,035	4,656,379

		$27,356,580

Medical & Health Technology & Services – 1.4%
HCA Healthcare, Inc. (a)	78,466	$6,842,235

Medical Equipment – 3.3%
Abbott Laboratories	120,557	$5,860,276
Medtronic PLC	97,375	8,642,031
Stryker Corp.	10,404	1,443,867

		$15,946,174

Network & Telecom – 2.1%
Cisco Systems, Inc.	323,769	$10,133,970

Oil Services – 0.5%
Schlumberger Ltd.	36,129	$2,378,733

Other Banks & Diversified Financials – 4.3%
Citigroup, Inc.	160,628	$10,742,801
Discover Financial Services	110,672	6,882,692
Synchrony Financial	109,853	3,275,816

		$20,901,309

Pharmaceuticals – 4.7%
Allergan PLC	15,452	$3,756,227
Eli Lilly & Co.	105,175	8,655,902
Johnson & Johnson	62,437	8,259,791
Merck & Co., Inc.	30,439	1,950,835

		$22,622,755

Railroad & Shipping – 1.7%
Union Pacific Corp.	74,401	$8,103,013

Real Estate – 2.1%
Alexandria Real Estate Equities, Inc., REIT	24,156	$2,910,073
Mid-America Apartment Communities, Inc., REIT	34,134	3,597,041
Public Storage, Inc., REIT	6,065	1,264,734
Store Capital Corp., REIT	97,606	2,191,255

		$9,963,103

Restaurants – 1.8%
Domino’s Pizza, Inc.	27,620	$5,842,459
Starbucks Corp.	46,589	2,716,604

		$8,559,063

Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	37,655	$5,386,924
Univar, Inc. (a)	78,843	2,302,216

		$7,689,140

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 4.9%
Amazon.com, Inc. (a)	14,535	$14,069,880
Best Buy Co., Inc.	111,179	6,373,892
Ross Stores, Inc.	59,161	3,415,365

		$23,859,137

Telephone Services – 1.5%
AT&T, Inc.	36,085	$1,361,487
Verizon Communications, Inc.	128,595	5,743,053

		$7,104,540

Tobacco – 2.5%
Altria Group, Inc.	39,542	$2,944,693
Philip Morris International, Inc.	78,757	9,250,009

		$12,194,702

Utilities – Electric Power – 3.5%
AES Corp.	173,686	$1,929,651
Exelon Corp.	197,061	7,107,990
NextEra Energy, Inc.	44,255	6,201,453
PPL Corp.	47,013	1,817,523

		$17,056,617

Total Common Stocks (Identified Cost, $374,082,960)		$479,449,236

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $1,506,360)	1,506,510	$1,506,510

Total Investments (Identified Cost, $375,589,320)		$480,955,746

OTHER ASSETS, LESS LIABILITIES – 0.4%		2,053,053

NET ASSETS – 100.0%		$483,008,799

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $374,082,960)	$479,449,236
Underlying affiliated funds, at value (identified cost, $1,506,360)	1,506,510
Total investments, at value (identified cost, $375,589,320)	$480,955,746
Cash	7,597
Receivables for
Investments sold	2,346,495
Fund shares sold	20,751
Dividends	433,649
Other assets	1,734
Total assets	$483,765,972
Liabilities
Payables for fund shares reacquired	$687,303
Payable to affiliates
Investment adviser	10,912
Shareholder servicing costs	96
Distribution and/or service fees	2,390
Payable for independent Trustees’ compensation	264
Accrued expenses and other liabilities	56,208
Total liabilities	$757,173
Net assets	$483,008,799
Net assets consist of
Paid-in capital	$344,390,924
Unrealized appreciation (depreciation) on investments	105,366,426
Accumulated net realized gain (loss) on investments	23,152,712
Undistributed net investment income	10,098,737
Net assets	$483,008,799
Shares of beneficial interest outstanding	9,566,228

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$309,477,164	6,109,581	$50.65
Service Class	173,531,635	3,456,647	50.20

See Notes to Financial Statements

6

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$4,444,720
Dividends from underlying affiliated funds	9,073
Total investment income	$4,453,793
Expenses
Management fee	$964,016
Distribution and/or service fees	214,925
Shareholder servicing costs	9,777
Administrative services fee	43,651
Independent Trustees’ compensation	4,729
Custodian fee	11,209
Shareholder communications	27,172
Audit and tax fees	25,957
Legal fees	2,561
Miscellaneous	8,090
Total expenses	$1,312,087
Reduction of expenses by investment adviser	(18,493)
Net expenses	$1,293,594
Net investment income	$3,160,199
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$13,137,738
Underlying affiliated funds	(32)
Net realized gain (loss) on investments	$13,137,706
Change in unrealized appreciation (depreciation) investments	$23,782,675
Net realized and unrealized gain (loss) on investments	$36,920,381
Change in net assets from operations	$40,080,580

See Notes to Financial Statements

7

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$3,160,199		$6,831,564
Net realized gain (loss) on investments	13,137,706		10,062,579
Net unrealized gain (loss) on investments	23,782,675		20,818,767
Change in net assets from operations	$40,080,580		$37,712,910
Distributions declared to shareholders
From net investment income	$—		$(6,431,285)
From net realized gain on investments	—		(48,845,958)
Total distributions declared to shareholders	$—		$(55,277,243)
Change in net assets from fund share transactions	$(33,061,435)		$30,405,523
Total change in net assets	$7,019,145		$12,841,190
Net assets
At beginning of period	475,989,654		463,148,464
At end of period (including undistributed net investment income of $10,098,737 and $6,938,538, respectively)	$483,008,799		$475,989,654

See Notes to Financial Statements

8

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$46.62		$48.56		$53.50	$48.31	$36.15	$31.86
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.74	(c)	$0.76	$0.77	$0.71	$0.72
Net realized and unrealized gain (loss) on investments	3.69		3.24		(0.62)	5.28	12.32	4.17
Total from investment operations	$4.03		$3.98		$0.14	$6.05	$13.03	$4.89
Less distributions declared to shareholders
From net investment income	$—		$(0.72)		$(0.87)	$(0.86)	$(0.87)	$(0.60)
From net realized gain on investments	—		(5.20)		(4.21)	—	—	—
Total distributions declared to shareholders	$—		$(5.92)		$(5.08)	$(0.86)	$(0.87)	$(0.60)
Net asset value, end of period (x)	$50.65		$46.62		$48.56	$53.50	$48.31	$36.15
Total return (%) (k)(r)(s)(x)	8.64	(n)	8.45	(c)	1.13	12.57	36.40	15.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	(a)	0.49	(c)	0.60	0.60	0.60	0.61
Expenses after expense reductions (f)	0.45	(a)	0.44	(c)	0.45	0.45	0.50	0.60
Net investment income	1.40	(a)	1.56	(c)	1.45	1.53	1.68	2.06
Portfolio turnover	21	(n)	49		51	41	43	54
Net assets at end of period (000 omitted)	$309,477		$306,368		$319,721	$361,501	$367,674	$311,265

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$46.26		$48.26		$53.18	$48.02	$35.93	$31.65
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.61	(c)	$0.62	$0.64	$0.60	$0.62
Net realized and unrealized gain (loss) on investments	3.66		3.22		(0.61)	5.23	12.24	4.15
Total from investment operations	$3.94		$3.83		$0.01	$5.87	$12.84	$4.77
Less distributions declared to shareholders
From net investment income	$—		$(0.63)		$(0.72)	$(0.71)	$(0.75)	$(0.49)
From net realized gain on investments	—		(5.20)		(4.21)	—	—	—
Total distributions declared to shareholders	$—		$(5.83)		$(4.93)	$(0.71)	$(0.75)	$(0.49)
Net asset value, end of period (x)	$50.20		$46.26		$48.26	$53.18	$48.02	$35.93
Total return (%) (k)(r)(s)(x)	8.52	(n)	8.17	(c)	0.87	12.28	36.05	15.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.74	(c)	0.85	0.85	0.85	0.86
Expenses after expense reductions (f)	0.70	(a)	0.69	(c)	0.70	0.70	0.75	0.85
Net investment income	1.15	(a)	1.30	(c)	1.20	1.28	1.44	1.80
Portfolio turnover	21	(n)	49		51	41	43	54
Net assets at end of period (000 omitted)	$173,532		$169,622		$143,427	$116,301	$134,107	$134,379

See Notes to Financial Statements

9

MFS Blended Research Core Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Blended Research Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ

11

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$479,449,236	$—	$—	$479,449,236
Mutual Funds	1,506,510	—	—	1,506,510
Total Investments	$480,955,746	$—	$—	$480,955,746

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$6,431,285
Long-term capital gains	48,845,958
Total distributions	$55,277,243

12

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$375,868,253
Gross appreciation	111,840,058
Gross depreciation	(6,752,565)
Net unrealized appreciation (depreciation)	$105,087,493

As of 12/31/16
Undistributed ordinary income	6,938,538
Undistributed long-term capital gain	10,293,899
Net unrealized appreciation (depreciation)	81,304,858

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$4,331,384	$—	$31,449,575
Service Class	—	2,099,901	—	17,396,383
Total	$—	$6,431,285	$—	$48,845,958

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Next $1.5 billion of average daily net assets	0.375%
Average daily net assets in excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $18,493, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $8,833, which equated to 0.0037% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $944.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The

13

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0181% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $443 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in sale transactions pursuant to this policy, which amounted to $3,006,188. The sales transactions resulted in net realized gains (losses) of $766,862.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $100,104,635 and $129,963,845, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	57,037	$2,807,750	197,629	$9,164,031
Service Class	79,559	3,902,543	777,422	36,935,471
	136,596	$6,710,293	975,051	$46,099,502
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	783,467	$35,780,959
Service Class	—	—	429,812	19,496,284
	—	$—	1,213,279	$55,277,243
Shares reacquired
Initial Class	(519,075)	$(25,623,041)	(993,359)	$(46,872,280)
Service Class	(289,539)	(14,148,687)	(512,413)	(24,098,942)
	(808,614)	$(39,771,728)	(1,505,772)	$(70,971,222)
Net change
Initial Class	(462,038)	$(22,815,291)	(12,263)	$(1,927,290)
Service Class	(209,980)	(10,246,144)	694,821	32,332,813
	(672,018)	$(33,061,435)	682,558	$30,405,523

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition,

14

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $1,652 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	676,957	29,879,812	(29,050,259)	1,506,510

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(32)	$—	$9,073	$1,506,510

15

MFS Blended Research Core Equity Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

16

MFS Blended Research Core Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2017

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

RES-SEM

MFS® GLOBAL RESEARCH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Research Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Facebook, Inc., “A”	1.7%
Alphabet, Inc., “A”	1.7%
Citigroup, Inc.	1.6%
U.S. Bancorp	1.4%
Honeywell International, Inc.	1.4%
Visa, Inc., “A”	1.3%
American Tower Corp., REIT	1.3%
Amazon.com, Inc.	1.3%
Medtronic PLC	1.2%
Roche Holding AG	1.2%

Global equity sectors
Financial Services	21.3%
Capital Goods	18.0%
Technology	17.6%
Health Care	11.2%
Consumer Cyclicals	10.3%
Energy	9.0%
Consumer Staples	8.0%
Telecommunications/Cable Television	4.5%

Issuer country weightings (x)
United States	62.3%
Switzerland	5.1%
Japan	5.1%
France	4.0%
Germany	3.1%
United Kingdom	3.1%
Hong Kong	2.1%
China	1.9%
Canada	1.8%
Other Countries	11.5%

Currency exposure weightings (y)
United States Dollar	63.4%
Euro	11.4%
Swiss Franc	5.1%
Japanese Yen	5.1%
British Pound Sterling	3.5%
Hong Kong Dollar	2.8%
Canadian Dollar	1.8%
Chinese Renminbi	1.3%
Indian Rupee	1.0%
Other Currencies	4.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Research Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.90%	$1,000.00	$1,141.30	$4.78
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$1,139.51	$6.10
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Global Research Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 2.8%
Honeywell International, Inc.	10,726	$1,429,669
Northrop Grumman Corp.	3,696	948,800
United Technologies Corp.	4,370	533,621

		$2,912,090

Alcoholic Beverages – 1.5%
AmBev S.A., ADR	77,535	$425,667
China Resources Enterprise Ltd.	98,000	247,277
Constellation Brands, Inc., “A”	2,775	537,601
Thai Beverage PLC	609,100	398,177

		$1,608,722

Apparel Manufacturers – 1.8%
LVMH Moet Hennessy Louis Vuitton SE	3,219	$802,597
NIKE, Inc., “B”	18,134	1,069,906

		$1,872,503

Automotive – 1.3%
Delphi Automotive PLC	8,371	$733,718
USS Co. Ltd.	30,400	603,540

		$1,337,258

Biotechnology – 1.0%
Biogen, Inc. (a)	3,932	$1,066,988

Broadcasting – 0.4%
WPP PLC	21,372	$449,272

Brokerage & Asset Managers – 1.6%
Blackstone Group LP	26,258	$875,704
NASDAQ, Inc.	10,594	757,365

		$1,633,069

Business Services – 4.9%
Accenture PLC, “A”	5,882	$727,486
Cognizant Technology Solutions Corp., “A”	11,963	794,343
DXC Technology Co.	9,894	759,068
Equifax, Inc.	3,673	504,744
Fidelity National Information Services, Inc.	10,254	875,692
Fiserv, Inc. (a)	4,513	552,120
Global Payments, Inc.	9,494	857,498

		$5,070,951

Cable TV – 1.0%
Comcast Corp., “A”	25,616	$996,975

Chemicals – 3.1%
Celanese Corp.	4,393	$417,071
CF Industries Holdings, Inc.	7,611	212,804
E.I. du Pont de Nemours & Co.	9,718	784,340
Monsanto Co.	6,504	769,813
PPG Industries, Inc.	9,648	1,060,894

		$3,244,922

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – 1.9%
Adobe Systems, Inc. (a)	6,830	$966,035
Salesforce.com, Inc. (a)	11,991	1,038,421

		$2,004,456

Computer Software – Systems – 1.0%
Constellation Software, Inc.	1,060	$554,530
SS&C Technologies Holdings, Inc.	13,260	509,317

		$1,063,847

Construction – 1.3%
Sherwin-Williams Co.	2,702	$948,294
Techtronic Industries Co. Ltd.	90,000	413,836

		$1,362,130

Consumer Products – 1.7%
Coty, Inc., “A”	23,741	$445,381
L’Oréal	3,214	669,567
Newell Brands, Inc.	12,011	644,030

		$1,758,978

Consumer Services – 0.8%
Priceline Group, Inc. (a)	445	$832,381

Containers – 0.5%
Berry Global Group, Inc. (a)	8,610	$490,856

Electrical Equipment – 2.1%
Johnson Controls International PLC	25,474	$1,104,553
Schneider Electric S.A.	13,927	1,070,045

		$2,174,598

Electronics – 2.8%
Applied Materials, Inc.	6,612	$273,142
Broadcom Corp.	2,954	688,430
Samsung Electronics Co. Ltd., GDR	437	452,295
Taiwan Semiconductor Manufacturing Co. Ltd.	79,000	541,469
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,601	335,651
Texas Instruments, Inc.	8,422	647,904

		$2,938,891

Energy – Independent – 2.8%
EOG Resources, Inc.	11,284	$1,021,428
EQT Corp.	10,055	589,122
Oil Search Ltd.	117,025	613,428
Pioneer Natural Resources Co.	4,381	699,120

		$2,923,098

Energy – Integrated – 1.4%
BP PLC	145,461	$838,910
Suncor Energy, Inc.	21,772	636,136

		$1,475,046

4

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Entertainment – 0.5%
Twenty-First Century Fox, Inc.	17,054	$483,310

Food & Beverages – 3.7%
Danone S.A.	9,367	$704,069
Mondelez International, Inc.	15,339	662,491
Nestle S.A.	13,994	1,217,853
PepsiCo, Inc.	7,879	909,946
TreeHouse Foods, Inc. (a)	5,156	421,194

		$3,915,553

Food & Drug Stores – 0.8%
Clicks Group Ltd.	30,782	$329,408
Sundrug Co. Ltd.	14,900	555,066

		$884,474

Gaming & Lodging – 0.5%
Paddy Power Betfair PLC	4,629	$493,175

General Merchandise – 1.4%
Costco Wholesale Corp.	5,241	$838,193
Dollar Tree, Inc. (a)	8,877	620,680

		$1,458,873

Health Maintenance Organizations – 1.0%
UnitedHealth Group, Inc.	5,826	$1,080,257

Insurance – 3.2%
AIA Group Ltd.	167,000	$1,220,290
Aon PLC	9,081	1,207,319
Chubb Ltd.	6,504	945,552

		$3,373,161

Internet – 5.3%
Alibaba Group Holding Ltd., ADR (a)	6,608	$931,067
Alphabet, Inc., “A” (a)(s)	1,931	1,795,212
Alphabet, Inc., “C” (a)	472	428,921
Facebook, Inc., “A” (a)(s)	11,927	1,800,738
LogMeIn, Inc.	5,481	572,765

		$5,528,703

Machinery & Tools – 3.0%
GEA Group AG	14,988	$613,357
Kubota Corp.	40,000	671,260
Roper Technologies, Inc.	3,867	895,327
Schindler Holding AG	2,443	516,931
SPX FLOW, Inc. (a)	11,453	422,387

		$3,119,262

Major Banks – 5.2%
Barclays PLC	238,987	$631,097
BNP Paribas	13,552	976,069
Lloyds Banking Group PLC	639,687	551,135
Morgan Stanley	26,598	1,185,207
Sumitomo Mitsui Financial Group, Inc.	23,400	911,034
UBS AG	69,848	1,182,951

		$5,437,493

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – 0.7%
McKesson Corp.	4,173	$686,625

Medical Equipment – 3.7%
Danaher Corp.	10,208	$861,453
Medtronic PLC	14,541	1,290,514
PerkinElmer, Inc.	9,615	655,166
Stryker Corp.	1,452	201,509
Zimmer Biomet Holdings, Inc.	6,951	892,508

		$3,901,150

Metals & Mining – 0.7%
Rio Tinto Ltd.	17,069	$720,746

Natural Gas – Distribution – 0.4%
China Resources Gas Group Ltd.	132,000	$450,570

Natural Gas – Pipeline – 1.1%
Enbridge, Inc.	16,459	$655,669
Enterprise Products Partners LP	18,369	497,433

		$1,153,102

Network & Telecom – 0.9%
Cisco Systems, Inc.	28,733	$899,343

Oil Services – 0.6%
Schlumberger Ltd.	8,862	$583,474

Other Banks & Diversified Financials – 9.9%
Aeon Credit Service Co. Ltd.	39,100	$826,671
Citigroup, Inc. (s)	25,221	1,686,780
Credicorp Ltd.	5,342	958,301
Discover Financial Services	8,824	548,765
HDFC Bank Ltd.	40,869	1,051,671
Intesa Sanpaolo S.p.A.	243,432	771,827
Julius Baer Group Ltd.	12,219	642,871
KBC Groep N.V.	13,370	1,014,117
U.S. Bancorp	27,870	1,447,010
Visa, Inc., “A”	14,590	1,368,250

		$10,316,263

Pharmaceuticals – 4.7%
Allergan PLC	2,326	$565,427
Bayer AG	9,020	1,166,208
Genomma Lab Internacional S.A., “B” (a)	371,479	478,146
Roche Holding AG	4,946	1,259,582
Santen Pharmaceutical Co. Ltd.	51,400	696,453
Zoetis, Inc.	12,128	756,545

		$4,922,361

Printing & Publishing – 0.7%
RELX N.V.	34,026	$699,530

Railroad & Shipping – 1.0%
DP World Ltd.	9,171	$191,857
Union Pacific Corp.	8,166	889,359

		$1,081,216

5

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – 1.4%
LEG Immobilien AG	8,874	$834,248
Store Capital Corp., REIT	28,894	648,670

		$1,482,918

Restaurants – 1.5%
Aramark	17,240	$706,495
Starbucks Corp.	15,299	892,085

		$1,598,580

Specialty Chemicals – 2.2%
Akzo Nobel N.V.	7,701	$669,264
LG Chem Ltd.	1,976	502,570
Linde AG	3,526	667,713
Sika AG	76	488,226

		$2,327,773

Specialty Stores – 1.9%
Amazon.com, Inc. (a)	1,358	$1,314,544
JD.com, Inc., ADR (a)	9,754	382,552
Urban Outfitters, Inc. (a)	13,175	244,265

		$1,941,361

Telecommunications – Wireless – 3.4%
Advanced Info Service PLC	104,400	$545,511
American Tower Corp., REIT	9,997	1,322,803
Cellnex Telecom S.A.U.	30,507	629,275
KDDI Corp.	38,100	1,007,757

		$3,505,346

Telephone Services – 0.2%
Com Hem Holding AB	15,276	$212,149

Tobacco – 1.0%
Philip Morris International, Inc.	8,902	$1,045,540

Utilities – Electric Power – 2.7%
CLP Holdings Ltd.	53,500	$566,006
CMS Energy Corp.	21,045	973,331
Enel S.p.A.	119,276	639,469
NextEra Energy, Inc.	4,413	618,394

		$2,797,200

Total Common Stocks (Identified Cost, $86,066,478)		$103,316,539

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
CALL OPTIONS PURCHASED – 0.1%
COMPUTER SOFTWARE – SYSTEMS – 0.1%
Apple, Inc. – November 2017 @ $145	75	$60,750

COMPUTER SOFTWARE – 0.0%
Microsoft Corp. – October 2017 @ $67.5	85	$35,275

Total Call Options Purchased (Premium Paid, $92,226)		$96,025

Issuer	Shares/Par
MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $193,791)	193,791	$193,791

Total Investments (Identified Cost, $86,352,495)		$103,606,355

OTHER ASSETS, LESS LIABILITIES – 0.7%		686,097

NET ASSETS – 100.0%		$104,292,452

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2017, the fund had cash collateral of $97,716 and other liquid securities with an aggregate value of $381,118 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $86,158,704)	$103,412,564
Underlying affiliated funds, at value (identified cost, $193,791)	193,791
Total investments, at value (identified cost, $86,352,495)	$103,606,355
Deposits with brokers	97,716
Foreign currency, at value (identified cost, $14,701)	14,651
Receivables for
Investments sold	1,321,808
Fund shares sold	8,409
Interest and dividends	250,657
Other assets	575
Total assets	$105,300,171
Liabilities
Payables for
Investments purchased	$833,283
Fund shares reacquired	105,994
Payable to affiliates
Investment adviser	4,408
Shareholder servicing costs	17
Distribution and/or service fees	105
Payable for independent Trustees’ compensation	283
Deferred country tax expense payable	4,310
Accrued expenses and other liabilities	59,319
Total liabilities	$1,007,719
Net assets	$104,292,452
Net assets consist of
Paid-in capital	$83,555,992
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $4,310 deferred country tax)	17,246,976
Accumulated net realized gain (loss) on investments and foreign currency	1,103,776
Undistributed net investment income	2,385,708
Net assets	$104,292,452
Shares of beneficial interest outstanding	3,558,574

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$96,675,543	3,297,397	$29.32
Service Class	7,616,909	261,177	29.16

See Notes to Financial Statements

7

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$1,303,907
Interest	1,401
Dividends from underlying affiliated funds	1,887
Foreign taxes withheld	(77,373)
Total investment income	$1,229,822
Expenses
Management fee	$382,424
Distribution and/or service fees	9,465
Shareholder servicing costs	1,909
Administrative services fee	12,918
Independent Trustees’ compensation	1,579
Custodian fee	14,443
Shareholder communications	10,811
Audit and tax fees	29,565
Legal fees	649
Miscellaneous	8,066
Total expenses	$471,829
Reduction of expenses by investment adviser	(3,914)
Net expenses	$467,915
Net investment income	$761,907
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $127 country tax)	$4,108,143
Underlying affiliated funds	(21)
Foreign currency	7,018
Net realized gain (loss) on investments and foreign currency	$4,115,140
Change in unrealized appreciation (depreciation)
Investments (net of $4,310 increase in deferred country tax)	$8,624,236
Translation of assets and liabilities in foreign currencies	8,017
Net unrealized gain (loss) on investments and foreign currency translation	$8,632,253
Net realized and unrealized gain (loss) on investments and foreign currency	$12,747,393
Change in net assets from operations	$13,509,300

See Notes to Financial Statements

8

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$761,907		$1,636,784
Net realized gain (loss) on investments and foreign currency	4,115,140		2,401,001
Net unrealized gain (loss) on investments and foreign currency translation	8,632,253		1,193,062
Change in net assets from operations	$13,509,300		$5,230,847
Distributions declared to shareholders
From net investment income	$—		$(1,109,452)
Change in net assets from fund share transactions	$(7,913,243)		$(11,897,734)
Total change in net assets	$5,596,057		$(7,776,339)
Net assets
At beginning of period	98,696,395		106,472,734
At end of period (including undistributed net investment income of $2,385,708 and $1,623,801, respectively)	$104,292,452		$98,696,395

See Notes to Financial Statements

9

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$25.69		$24.63		$25.18	$24.85	$20.36	$17.71
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.41	(c)	$0.25	$0.29	$0.24	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	3.42		0.93		(0.47)	0.31	4.61	2.66
Total from investment operations	$3.63		$1.34		$(0.22)	$0.60	$4.85	$2.96
Less distributions declared to shareholders
From net investment income	$—		$(0.28)		$(0.33)	$(0.27)	$(0.36)	$(0.31)
Net asset value, end of period (x)	$29.32		$25.69		$24.63	$25.18	$24.85	$20.36
Total return (%) (k)(r)(s)(x)	14.13	(n)	5.44	(c)	(0.81)	2.40	24.00	16.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.78	(c)	0.92	0.92	0.92	0.94
Expenses after expense reductions (f)	0.90	(a)	0.77	(c)	0.91	0.91	0.92	0.94
Net investment income	1.51	(a)	1.64	(c)	0.98	1.15	1.08	1.58
Portfolio turnover	20	(n)	40		40	37	41	40
Net assets at end of period (000 omitted)	$96,676		$91,281		$98,321	$113,018	$126,707	$117,388
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A		N/A		N/A	0.91	0.91	0.93

See Notes to Financial Statements

10

MFS Global Research Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$25.59		$24.52		$25.06	$24.72	$20.25	$17.60
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	(c)	$0.19	$0.23	$0.19	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	3.40		0.94		(0.47)	0.31	4.57	2.64
Total from investment operations	$3.57		$1.28		$(0.28)	$0.54	$4.76	$2.90
Less distributions declared to shareholders
From net investment income	$—		$(0.21)		$(0.26)	$(0.20)	$(0.29)	$(0.25)
Net asset value, end of period (x)	$29.16		$25.59		$24.52	$25.06	$24.72	$20.25
Total return (%) (k)(r)(s)(x)	13.95	(n)	5.21	(c)	(1.09)	2.15	23.68	16.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.03	(c)	1.17	1.17	1.17	1.19
Expenses after expense reductions (f)	1.15	(a)	1.02	(c)	1.16	1.16	1.17	1.19
Net investment income	1.25	(a)	1.39	(c)	0.74	0.90	0.86	1.35
Portfolio turnover	20	(n)	40		40	37	41	40
Net assets at end of period (000 omitted)	$7,617		$7,415		$8,151	$9,551	$11,013	$12,578
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A		N/A		N/A	1.16	1.16	1.18

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Global Research Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Research Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of

12

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$64,126,442	$—	$—	$64,126,442
Switzerland	5,308,413	—	—	5,308,413
Japan	5,271,782	—	—	5,271,782
France	4,222,347	—	—	4,222,347
Germany	3,281,526	—	—	3,281,526
United Kingdom	3,191,160	—	—	3,191,160
Hong Kong	2,200,136	—	—	2,200,136
China	2,011,465	—	—	2,011,465
Canada	1,846,335	—	—	1,846,335
Other Countries	11,407,447	545,511	—	11,952,958
Mutual Funds	193,791	—	—	193,791
Total Investments	$103,060,844	$545,511	$—	$103,606,355

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $18,897,585 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

13

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2017 as reported in the statement of Assets and liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Equity	Purchased Equity Options	$96,025

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$9,359

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$3,799

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

14

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2016, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$1,109,452

15

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$86,368,578
Gross appreciation	20,095,134
Gross depreciation	(2,857,357)
Net unrealized appreciation (depreciation)	$17,237,777

As of 12/31/16
Undistributed ordinary income	1,623,494
Capital loss carryforwards	(3,001,734)
Other temporary differences	(4,102)
Net unrealized appreciation (depreciation)	8,609,502

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/17	$(3,001,734)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$1,044,460
Service Class	—	64,992
Total	$—	$1,109,452

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $3,914 which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

16

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $1,528, which equated to 0.0030% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $381.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0253% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $94 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $254,482.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than purchased options transactions and short-term obligations, aggregated $19,855,162 and $27,075,537, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	11,150	$303,412	42,946	$1,067,404
Service Class	5,464	152,622	8,067	196,320
	16,614	$456,034	51,013	$1,263,724
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	40,125	$1,044,460
Service Class	—	—	2,505	64,992
	—	$—	42,630	$1,109,452
Shares reacquired
Initial Class	(266,540)	$(7,419,368)	(522,570)	$(12,961,287)
Service Class	(34,083)	(949,909)	(53,179)	(1,309,623)
	(300,623)	$(8,369,277)	(575,749)	$(14,270,910)
Net change
Initial Class	(255,390)	$(7,115,956)	(439,499)	$(10,849,423)
Service Class	(28,619)	(797,287)	(42,607)	(1,048,311)
	(284,009)	$(7,913,243)	(482,106)	$(11,897,734)

17

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $349 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	153	10,033,139	(9,839,501)	193,791

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(21)	$—	$1,887	$193,791

18

MFS Global Research Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

19

MFS Global Research Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

20

SEMIANNUAL REPORT

June 30, 2017

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

RGS-SEM

MFS® CORE EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Citigroup, Inc.	2.7%
Alphabet, Inc., “A”	2.4%
Facebook, Inc., “A”	2.3%
Chevron Corp.	1.9%
Aon PLC	1.9%
Pfizer, Inc.	1.6%
Texas Instruments, Inc.	1.6%
American Tower Corp., REIT	1.5%
Honeywell International, Inc.	1.4%
Bank of America Corp.	1.4%

Equity sectors
Financial Services	19.2%
Technology	18.0%
Health Care	14.0%
Industrial Goods & Services	8.7%
Consumer Staples	6.8%
Retailing	6.1%
Utilities & Communications (s)	5.9%
Leisure	5.4%
Energy	4.9%
Special Products & Services	4.1%
Basic Materials	3.8%
Transportation	1.5%
Autos & Housing	1.2%

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.86%	$1,000.00	$1,118.60	$4.52
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
Service Class	Actual	1.11%	$1,000.00	$1,116.91	$5.83
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

3

MFS Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.5%
Aerospace – 3.5%
Honeywell International, Inc.	21,665	$2,887,728
L3 Technologies, Inc.	4,204	702,404
Leidos Holdings, Inc.	10,339	534,423
Northrop Grumman Corp.	6,678	1,714,309
Textron, Inc.	11,194	527,238
United Technologies Corp.	8,066	984,939

		$7,351,041

Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A”	4,983	$965,356
Molson Coors Brewing Co.	4,661	402,431

		$1,367,787

Apparel Manufacturers – 1.3%
Hanesbrands, Inc.	30,323	$702,281
NIKE, Inc., “B”	33,110	1,953,490

		$2,655,771

Automotive – 0.4%
Delphi Automotive PLC	9,864	$864,580

Biotechnology – 2.3%
Biogen, Inc. (a)	8,772	$2,380,370
Bruker BioSciences Corp.	5,899	170,127
Celgene Corp. (a)	14,291	1,855,972
Illumina, Inc. (a)	2,246	389,726

		$4,796,195

Broadcasting – 0.2%
Interpublic Group of Companies, Inc.	20,127	$495,124

Brokerage & Asset Managers – 1.2%
Blackstone Group LP	49,107	$1,637,719
NASDAQ, Inc.	11,731	838,649

		$2,476,368

Business Services – 2.8%
Amdocs Ltd.	7,443	$479,776
Cognizant Technology Solutions Corp., “A”	18,373	1,219,967
DXC Technology Co.	10,815	829,727
Fidelity National Information Services, Inc.	13,617	1,162,892
Global Payments, Inc.	10,444	943,302
Grand Canyon Education, Inc. (a)	4,274	335,124
Total System Services, Inc.	5,649	329,054
Zendesk, Inc. (a)	14,876	413,255

		$5,713,097

Cable TV – 1.2%
Altice USA, Inc. (a)	13,227	$427,232
Comcast Corp., “A”	50,351	1,959,661

		$2,386,893

Chemicals – 2.3%
Celanese Corp.	6,342	$602,110
CF Industries Holdings, Inc.	17,690	494,612

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – continued
E.I. du Pont de Nemours & Co.	6,335	$511,298
FMC Corp.	8,105	592,070
Ingevity Corp. (a)	8,530	489,622
Monsanto Co.	7,167	848,286
PPG Industries, Inc.	10,764	1,183,609

		$4,721,607

Computer Software – 3.3%
Adobe Systems, Inc. (a)	15,965	$2,258,089
athenahealth, Inc. (a)	1,405	197,473
Cloudera, Inc. (a)(l)	835	13,377
Microsoft Corp.	26,817	1,848,496
Okta, Inc. (a)	642	14,638
Salesforce.com, Inc. (a)	29,652	2,567,863

		$6,899,936

Computer Software – Systems – 2.3%
Apple, Inc.	17,696	$2,548,578
NCR Corp. (a)	12,444	508,213
Presidio, Inc. (a)(l)	20,772	297,247
Rapid7, Inc. (a)	30,835	518,953
SS&C Technologies Holdings, Inc.	25,529	980,569

		$4,853,560

Construction – 0.5%
Sherwin-Williams Co.	2,885	$1,012,520

Consumer Products – 1.9%
Coty, Inc., “A”	40,686	$763,269
Estee Lauder Cos., Inc., “A”	8,913	855,470
Newell Brands, Inc.	12,263	657,542
Procter & Gamble Co.	18,141	1,580,988

		$3,857,269

Consumer Services – 1.3%
Bright Horizons Family Solutions, Inc. (a)	8,838	$682,382
Priceline Group, Inc. (a)	785	1,468,358
ServiceMaster Global Holdings, Inc. (a)	15,302	599,686

		$2,750,426

Containers – 1.0%
Berry Global Group, Inc. (a)	12,259	$698,886
CCL Industries, Inc.	11,205	566,903
Graphic Packaging Holding Co.	30,149	415,453
Sealed Air Corp.	8,963	401,184

		$2,082,426

Electrical Equipment – 1.9%
AMETEK, Inc.	24,668	$1,494,141
Johnson Controls International PLC	28,878	1,252,150
Sensata Technologies Holding B.V. (a)	20,913	893,403
WESCO International, Inc. (a)	6,135	351,536

		$3,991,230

4

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 5.6%
Analog Devices, Inc.	30,359	$2,361,930
Applied Materials, Inc.	23,994	991,192
Broadcom Corp.	10,311	2,402,979
Inphi Corp. (a)	15,209	521,669
Mellanox Technologies Ltd. (a)	11,789	510,464
NVIDIA Corp.	11,213	1,620,951
Texas Instruments, Inc.	42,871	3,298,066

		$11,707,251

Energy – Independent – 2.2%
Concho Resources, Inc. (a)	4,267	$518,569
Energen Corp. (a)	3,347	165,241
EOG Resources, Inc.	8,807	797,210
EQT Corp.	3,395	198,913
Hess Corp.	18,454	809,577
Noble Energy, Inc.	7,487	211,882
Parsley Energy, Inc., “A” (a)	9,790	271,672
Phillips 66	10,196	843,107
Pioneer Natural Resources Co.	4,176	666,406

		$4,482,577

Energy – Integrated – 1.9%
Chevron Corp. (s)	38,433	$4,009,715

Engineering – Construction – 0.2%
KBR, Inc.	28,373	$431,837

Entertainment – 1.6%
Six Flags Entertainment Corp.	5,063	$301,805
Time Warner, Inc.	19,916	1,999,766
Twenty-First Century Fox, Inc.	37,783	1,070,770

		$3,372,341

Food & Beverages – 3.1%
Blue Buffalo Pet Products, Inc. (a)	11,673	$266,261
Cal-Maine Foods, Inc. (a)(l)	16,802	665,359
Mondelez International, Inc.	31,896	1,377,588
Monster Worldwide, Inc. (a)	18,599	923,999
PepsiCo, Inc.	19,129	2,209,208
Snyders-Lance, Inc.	7,186	248,779
TreeHouse Foods, Inc. (a)	9,576	782,264

		$6,473,458

Food & Drug Stores – 0.8%
Casey’s General Stores, Inc.	3,377	$361,710
CVS Health Corp.	16,638	1,338,694

		$1,700,404

Furniture & Appliances – 0.3%
Whirlpool Corp.	3,119	$597,663

Gaming & Lodging – 0.5%
Marriott International, Inc., “A”	10,602	$1,063,487

General Merchandise – 1.6%
Costco Wholesale Corp.	10,755	$1,720,047
Dollar Tree, Inc. (a)	11,486	803,101
Five Below, Inc. (a)	16,086	794,166

		$3,317,314

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Health Maintenance Organizations – 1.6%
Cigna Corp.	5,331	$892,356
UnitedHealth Group, Inc.	12,600	2,336,292

		$3,228,648

Insurance – 3.4%
American International Group, Inc.	20,922	$1,308,044
Aon PLC	29,458	3,916,441
Chubb Ltd.	12,290	1,786,720

		$7,011,205

Internet – 5.8%
Alphabet, Inc., “A” (a)(s)	5,350	$4,973,788
Alphabet, Inc., “C” (a)	1,094	994,151
Facebook, Inc., “A” (a)	31,837	4,806,750
LogMeIn, Inc.	12,992	1,357,664

		$12,132,353

Leisure & Toys – 0.3%
Electronic Arts, Inc. (a)	6,785	$717,310

Machinery & Tools – 2.1%
Illinois Tool Works, Inc.	6,091	$872,536
IPG Photonics Corp. (a)	2,551	370,150
ITT, Inc.	12,482	501,527
Roper Technologies, Inc.	8,757	2,027,508
SPX FLOW, Inc. (a)	15,857	584,806

		$4,356,527

Major Banks – 3.1%
Bank of America Corp.	115,692	$2,806,688
Morgan Stanley	39,808	1,773,844
PNC Financial Services Group, Inc.	14,748	1,841,583

		$6,422,115

Medical & Health Technology & Services – 1.2%
Healthcare Services Group, Inc.	6,585	$308,376
Henry Schein, Inc. (a)	3,053	558,760
LifePoint Hospitals, Inc. (a)	6,375	428,081
McKesson Corp.	6,441	1,059,802
MEDNAX, Inc. (a)	2,952	178,212

		$2,533,231

Medical Equipment – 4.8%
Danaher Corp.	8,674	$731,999
DexCom, Inc. (a)	4,113	300,866
Edwards Lifesciences Corp. (a)	12,593	1,488,996
Medtronic PLC	28,830	2,558,663
NxStage Medical, Inc. (a)	13,426	336,590
Obalon Therapeutics, Inc. (a)(l)	18,018	178,558
PerkinElmer, Inc.	9,942	677,448
Steris PLC	2,832	230,808
Stryker Corp.	12,749	1,769,306
Zimmer Biomet Holdings, Inc.	13,237	1,699,631

		$9,972,865

5

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Metals & Mining – 0.3%
First Quantum Minerals Ltd.	17,332	$146,616
Lundin Mining Corp.	69,952	397,553

		$544,169

Natural Gas – Distribution – 0.3%
New Jersey Resources Corp.	11,787	$467,944
Sempra Energy	949	107,000

		$574,944

Natural Gas – Pipeline – 0.5%
Cheniere Energy, Inc. (a)	19,088	$929,776
Enterprise Products Partners LP	7,274	196,980

		$1,126,756

Network & Telecom – 0.8%
Cisco Systems, Inc.	19,427	$608,065
Motorola Solutions, Inc.	13,151	1,140,718

		$1,748,783

Oil Services – 0.9%
Keane Group, Inc. (a)(l)	11,981	$191,696
Patterson-UTI Energy, Inc.	18,695	377,452
Schlumberger Ltd.	11,991	789,487
Solaris Oilfield Infrastructure, Inc., “A” (a)	18,949	218,482
U.S. Silica Holdings, Inc.	5,189	184,158

		$1,761,275

Other Banks & Diversified Financials – 8.3%
Bank of the Ozarks, Inc.	15,561	$729,344
Citigroup, Inc. (s)	84,377	5,643,134
Discover Financial Services	26,405	1,642,127
EuroDekania Ltd.	151,350	20,744
First Republic Bank	5,597	560,260
Northern Trust Corp.	9,047	879,459
Signature Bank (a)	3,642	522,736
Texas Capital Bancshares, Inc. (a)	1,764	136,533
U.S. Bancorp	51,000	2,647,920
Visa, Inc., “A”	27,480	2,577,074
Wintrust Financial Corp.	14,868	1,136,510
Zions Bancorporation	14,347	629,977

		$17,125,818

Pharmaceuticals – 4.1%
Allergan PLC	5,018	$1,219,826
Eli Lilly & Co.	21,023	1,730,193
Pfizer, Inc.	100,506	3,375,996
Zoetis, Inc.	35,673	2,225,282

		$8,551,297

Pollution Control – 0.5%
Clean Harbors, Inc. (a)	8,931	$498,618
Waste Connections, Inc.	9,210	593,308

		$1,091,926

Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	7,075	$1,137,731
Union Pacific Corp.	13,392	1,458,522

		$2,596,253

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – 3.3%
Gramercy Property Trust, REIT	38,602	$1,146,865
Life Storage, Inc., REIT	14,770	1,094,457
Medical Properties Trust, Inc., REIT	189,896	2,443,962
Store Capital Corp., REIT	52,765	1,184,574
Sun Communities, Inc., REIT	6,317	553,938
Washington Prime Group, Inc., REIT	57,660	482,614

		$6,906,410

Restaurants – 1.6%
Aramark	21,505	$881,275
Starbucks Corp.	33,868	1,974,843
U.S. Foods Holding Corp. (a)	14,002	381,134

		$3,237,252

Specialty Chemicals – 0.3%
Univar, Inc. (a)	19,168	$559,706

Specialty Stores – 2.4%
Amazon.com, Inc. (a)	2,478	$2,398,704
Express, Inc. (a)	54,219	365,978
Lululemon Athletica, Inc. (a)	8,401	501,288
Michaels Co., Inc. (a)	25,517	472,575
Ross Stores, Inc.	5,467	315,610
Tractor Supply Co.	8,255	447,503
Urban Outfitters, Inc. (a)	30,904	572,960

		$5,074,618

Telecommunications – Wireless – 2.2%
American Tower Corp., REIT	23,652	$3,129,633
SBA Communications Corp., REIT (a)	9,947	1,341,850

		$4,471,483

Telephone Services – 0.5%
Verizon Communications, Inc.	25,272	$1,128,647

Tobacco – 1.1%
Philip Morris International, Inc.	19,789	$2,324,218

Trucking – 0.2%
Schneider National, Inc.	20,932	$468,249

Utilities – Electric Power – 2.7%
Alliant Energy Corp.	10,318	$414,474
American Electric Power Co., Inc.	9,752	677,471
CMS Energy Corp.	13,674	632,423
Exelon Corp.	18,183	655,861
NextEra Energy, Inc.	7,593	1,064,007
PG&E Corp.	10,331	685,668
PNM Resources, Inc.	12,190	466,268
Xcel Energy, Inc.	20,868	957,424

		$5,553,596

Total Common Stocks (Identified Cost, $158,898,101)		$206,651,531

6

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
CALL OPTIONS PURCHASED – 0.0%
Electrical Equipment – 0.0%
General Electric Co. – January 2018 @ $28 (Premiums Paid, $89,406)	733	$67,436

Issuer	Shares/Par
MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $1,006,149)	1,006,236	$1,006,236

COLLATERAL FOR SECURITIES LOANED – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1% (j) (Identified Cost, $152,370)	152,370	$152,370

Total Investments (Identified Cost, $160,146,026)		$207,877,573

SECURITIES SOLD SHORT – (0.3)%
Telecommunications – Wireless – (0.3)%
Crown Castle International Corp, REIT (Proceeds Received, $578,273)	(6,970)	$(698,255)

OTHER ASSETS, LESS LIABILITIES – 0.2%		438,989

NET ASSETS – 100.0%		$207,618,307

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2017, the fund had cash collateral of $5,590 and other liquid securities with an aggregate value of $1,252,360 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $159,139,877)	$206,871,337
Underlying affiliated funds, at value (identified cost, $1,006,149)	1,006,236
Total investments, at value, including $148,758 of securities on loan (identified cost, $160,146,026)	$207,877,573
Cash	32
Foreign currency, at value (identified cost, $842)	844
Deposits with brokers	5,590
Receivables for
Investments sold	1,319,841
Fund shares sold	37,963
Interest and dividends	238,537
Other assets	880
Total assets	$209,481,260
Liabilities
Payables for
Securities sold short, at value (proceeds received, $578,273)	$698,255
Investments purchased	779,256
Fund shares reacquired	188,710
Collateral for securities loaned, at value	152,370
Payable to affiliates
Investment adviser	8,702
Shareholder servicing costs	100
Distribution and/or service fees	611
Payable for independent Trustees’ compensation	633
Accrued expenses and other liabilities	34,316
Total liabilities	$1,862,953
Net assets	$207,618,307
Net assets consist of
Paid-in capital	$134,308,291
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	47,611,848
Accumulated net realized gain (loss) on investments and foreign currency	23,005,847
Undistributed net investment income	2,692,321
Net assets	$207,618,307
Shares of beneficial interest outstanding	8,585,821

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$163,127,757	6,730,853	$24.24
Service Class	44,490,550	1,854,968	23.98

See Notes to Financial Statements

8

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$1,706,888
Dividends from underlying affiliated funds	5,444
Interest	4,589
Foreign taxes withheld	(3,856)
Total investment income	$1,713,065
Expenses
Management fee	$762,087
Distribution and/or service fees	55,162
Shareholder servicing costs	10,057
Administrative services fee	21,106
Independent Trustees’ compensation	2,810
Custodian fee	5,627
Shareholder communications	22,090
Audit and tax fees	27,398
Legal fees	1,171
Dividend and interest expense on securities sold short	18,180
Miscellaneous	8,789
Total expenses	$934,477
Reduction of expenses by investment adviser	(7,799)
Net expenses	$926,678
Net investment income	$786,387
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers(s)	$11,438,523
Underlying affiliated funds	274
Foreign currency	142
Net realized gain (loss) on investments and foreign currency	$11,438,939
Change in unrealized appreciation (depreciation)
Investments	$10,691,502
Securities sold short	(93,468)
Translation of assets and liabilities in foreign currencies	260
Net unrealized gain (loss) on investments and foreign currency translation	$10,598,294
Net realized and unrealized gain (loss) on investments and foreign currency	$22,037,233
Change in net assets from operations	$22,823,620

(s)	Realized gain (loss) on investment transactions includes proceeds received from a non-recurring cash settlement in the amount of $1,146,302 from a litigation settlement against Household International, Inc.

See Notes to Financial Statements

9

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$786,387		$1,868,348
Net realized gain (loss) on investments and foreign currency	11,438,939		12,019,027
Net unrealized gain (loss) on investments and foreign currency translation	10,598,294		7,193,963
Change in net assets from operations	$22,823,620		$21,081,338
Distributions declared to shareholders
From net investment income	$—		$(1,370,672)
From net realized gain on investments	—		(16,033,866)
Total distributions declared to shareholders	$—		$(17,404,538)
Change in net assets from fund share transactions	$(14,129,014)		$(8,285,325)
Total change in net assets	$8,694,606		$(4,608,525)
Net assets
At beginning of period	198,923,701		203,532,226
At end of period (including undistributed net investment income of $2,692,321 and $1,905,934, respectively)	$207,618,307		$198,923,701

See Notes to Financial Statements

10

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$21.67		$21.28		$23.40	$21.49	$16.12	$13.95
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	(c)	$0.17	$0.16	$0.16	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	2.47		2.16		(0.35)	2.27	5.40	2.12
Total from investment operations	$2.57		$2.37		$(0.18)	$2.43	$5.56	$2.29
Less distributions declared to shareholders
From net investment income	$—		$(0.17)		$(0.13)	$(0.18)	$(0.19)	$(0.12)
From net realized gain on investments	—		(1.81)		(1.81)	(0.34)	—	—
Total distributions declared to shareholders	$—		$(1.98)		$(1.94)	$(0.52)	$(0.19)	$(0.12)
Net asset value, end of period (x)	$24.24		$21.67		$21.28	$23.40	$21.49	$16.12
Total return (%) (k)(r)(s)(x)	11.86	(n)	11.38	(c)	(0.21)	11.38	34.62	16.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.84	(c)	0.86	0.85	0.85	0.85
Expenses after expense reductions (f)	0.86	(a)	0.82	(c)	0.85	0.84	0.85	0.85
Net investment income	0.83	(a)	1.00	(c)	0.75	0.74	0.85	1.10
Portfolio turnover	23	(n)	60		50	48	55	63
Net assets at end of period (000 omitted)	$163,128		$156,040		$156,450	$115,826	$117,044	$97,349
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.84	(a)	0.80	(c)	0.84	0.84	0.84	0.85

See Notes to Financial Statements

11

MFS Core Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$21.47		$21.10		$23.20	$21.32	$16.00	$13.84
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16	(c)	$0.11	$0.11	$0.11	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.44		2.13		(0.33)	2.24	5.36	2.11
Total from investment operations	$2.51		$2.29		$(0.22)	$2.35	$5.47	$2.24
Less distributions declared to shareholders
From net investment income	$—		$(0.11)		$(0.07)	$(0.13)	$(0.15)	$(0.08)
From net realized gain on investments	—		(1.81)		(1.81)	(0.34)	—	—
Total distributions declared to shareholders	$—		$(1.92)		$(1.88)	$(0.47)	$(0.15)	$(0.08)
Net asset value, end of period (x)	$23.98		$21.47		$21.10	$23.20	$21.32	$16.00
Total return (%) (k)(r)(s)(x)	11.69	(n)	11.07	(c)	(0.40)	11.07	34.28	16.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.09	(c)	1.11	1.10	1.10	1.10
Expenses after expense reductions (f)	1.11	(a)	1.07	(c)	1.10	1.09	1.10	1.10
Net investment income	0.58	(a)	0.75	(c)	0.50	0.49	0.60	0.85
Portfolio turnover	23	(n)	60		50	48	55	63
Net assets at end of period (000 omitted)	$44,491		$42,883		$47,083	$48,813	$50,394	$41,707
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.09	(a)	1.06	(c)	1.09	1.09	1.09	1.10

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Household International, Inc., the total return for the six months ended June 30, 2017 would have been lower by approximately 0.78%.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of

13

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$203,157,857	$—	$—	$203,157,857
Canada	2,842,111	—	—	2,842,111
Cayman Islands	—	—	20,744	20,744
Mutual Funds	1,158,606	—	—	1,158,606
Total Investments	$207,856,829	$—	$20,744	$207,877,573
Short Sales	$(698,255)	$—	$—	$(698,255)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/16	$24,495
Change in unrealized appreciation (depreciation)	(3,751)
Balance as of 6/30/17	$20,744

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2017 is $(3,751). At June 30, 2017, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

14

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Equity	Purchased Equity Options	$67,436

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

There is no realized gain (loss) from derivative transactions during the period.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$(21,970)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During

15

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

the six months ended June 30, 2017, this expense amounted to $18,180. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $148,758. The fair value of the fund’s investment securities on loan and a related liability of $152,370 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations. On May 3, 2017, the fund received $1,146,302 from a non-recurring litigation settlement against Household International, Inc.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

16

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$4,326,226
Long-term capital gains	13,078,312
Total distributions	$17,404,538

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$160,122,384
Gross appreciation	52,749,331
Gross depreciation	(4,994,142)
Net unrealized appreciation (depreciation)	$47,755,189

As of 12/31/16
Undistributed ordinary income	1,905,934
Undistributed long-term capital gain	12,021,388
Other temporary differences	(60,070)
Net unrealized appreciation (depreciation)	36,619,144

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$1,161,596	$—	$12,468,326
Service Class	—	209,076	—	3,565,540
Total	$—	$1,370,672	$—	$16,033,866

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period January 1, 2017 to April 27, 2017 the management fee was computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser had agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement terminated on April 27, 2017. For the period January 1, 2017 to April 27, 2017 the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement.

Effective April 28, 2017, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $2.5 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $7,799, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and

17

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.84% of average daily net assets for the Initial Class shares and 1.09% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $9,335, which equated to 0.0092% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $722.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0208% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $183 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $229,447 and $584,283, respectively. The sales transactions resulted in net realized gains (losses) of $98,799.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $47,408,729 and $59,167,142, respectively.

18

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	128,583	$2,983,026	312,480	$6,600,278
Service Class	86,488	1,966,735	197,324	4,152,675
	215,071	$4,949,761	509,804	$10,752,953
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	644,136	$13,629,922
Service Class	—	—	179,915	3,774,616
	—	$—	824,051	$17,404,538
Shares reacquired
Initial Class	(599,545)	$(13,802,271)	(1,106,238)	$(23,517,430)
Service Class	(228,999)	(5,276,504)	(611,420)	(12,925,386)
	(828,544)	$(19,078,775)	(1,717,658)	$(36,442,816)
Net change
Initial Class	(470,962)	$(10,819,245)	(149,622)	$(3,287,230)
Service Class	(142,511)	(3,309,769)	(234,181)	(4,998,095)
	(613,473)	$(14,129,014)	(383,803)	$(8,285,325)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $694 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,415,143	17,236,002	(17,644,909)	1,006,236

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$274	$—	$5,444	$1,006,236

19

MFS Core Equity Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

20

MFS Core Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

21

SEMIANNUAL REPORT

June 30, 2017

MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

MKS-SEM

MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS U.S. Government Money Market Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS U.S. Government Money Market Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	12.9%
A-1	84.0%
A-2	2.7%
Other Assets Less Liabilities	0.4%

Maturity breakdown (u)
0 - 7 days	20.1%
8 - 29 days	60.0%
30 - 59 days	18.9%
60 - 89 days	0.6%
Other Assets Less Liabilities	0.4%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS U.S. Government Money Market Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period, January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.53%	$1,000.00	$1,000.53	$2.63
	Hypothetical (h)	0.53%	$1,000.00	$1,022.17	$2.66
Service Class	Actual	0.55%	$1,000.00	$1,000.42	$2.73
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.53%, $2.63 and $2.66 for the Service Class. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS U.S. Government Money Market Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 96.9%
Fannie Mae, 0.822%, due 7/10/2017	$10,615,000	$10,612,850
Fannie Mae, 0.903%, due 7/18/2017	4,515,000	4,513,101
Fannie Mae, 0.883%, due 7/19/2017	9,000,000	8,996,085
Fannie Mae, 0.924%, due 7/19/2017	13,200,000	13,193,994
Fannie Mae, 0.934%, due 7/26/2017	13,200,000	13,191,567
Fannie Mae, 0.94%, due 8/23/2017	13,265,000	13,246,936
Fannie Mae, 0.975%, due 9/01/2017	2,130,000	2,126,478
Federal Farm Credit Bank, 0.913%, due 7/12/2017	4,500,000	4,498,763
Federal Farm Credit Bank, 0.923%, due 7/14/2017	9,840,000	9,836,766
Federal Farm Credit Bank, 0.913%, due 7/11/2017	13,000,000	12,996,750
Federal Farm Credit Bank, 0.974%, due 7/17/2017	11,889,000	11,883,927
Federal Farm Credit Bank, 1.005%, due 7/21/2017	1,300,000	1,299,285
Federal Farm Credit Bank, 1.005%, due 7/24/2017	3,090,000	3,088,046
Federal Farm Credit Bank, 1.005%, due 7/25/2017	3,100,000	3,097,954
Federal Farm Credit Bank, 1.005%, due 7/26/2017	3,600,000	3,597,525
Federal Farm Credit Bank, 0.995%, due 7/27/2017	2,130,000	2,128,492
Federal Farm Credit Bank, 1.005%, due 8/01/2017	6,000,000	5,994,885
Federal Farm Credit Bank, 1.005%, due 8/02/2017	4,500,000	4,496,040
Federal Farm Credit Bank, 1.005%, due 8/03/2017	3,900,000	3,896,461
Federal Home Loan Bank, 0.507%, due 7/05/2017	28,981,000	28,979,390
Federal Home Loan Bank, 0.823%, due 7/07/2017	5,660,000	5,659,236
Federal Home Loan Bank, 0.883%, due 7/12/2017	8,000,000	7,997,873
Federal Home Loan Bank, 0.893%, due 7/14/2017	2,139,000	2,138,320
Federal Home Loan Bank, 0.893%, due 7/14/2017	7,000,000	6,997,776
Federal Home Loan Bank, 0.884%, due 7/24/2017	410,000	409,772
Federal Home Loan Bank, 1.03%, due 7/24/2017	8,181,000	8,175,695
Federal Home Loan Bank, 0.959%, due 8/11/2017	13,250,000	13,235,755
Federal Home Loan Bank, 0.945%, due 8/14/2017	6,300,000	6,292,839
Freddie Mac, 0.797%, due 7/07/2017	6,976,000	6,975,087
Freddie Mac, 0.797%, due 7/07/2017	2,218,000	2,217,710
Freddie Mac, 0.797%, due 7/07/2017	3,600,000	3,599,529

Issuer	Shares/Par	Value ($)
U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
Freddie Mac, 0.972%, due 7/12/2017	$500,000	$499,854
Freddie Mac, 0.822%, due 7/13/2017	10,520,000	10,517,160
Freddie Mac, 0.833%, due 7/17/2017	6,957,000	6,954,465
Freddie Mac, 0.999%, due 7/19/2017	11,000,000	10,994,583
Freddie Mac, 1%, due 7/19/2017	8,500,000	8,495,814
Freddie Mac, 0.857%, due 7/20/2017	5,930,000	5,927,359
Freddie Mac, 0.982%, due 7/26/2017	2,500,000	2,498,319
Freddie Mac, 0.934%, due 7/27/2017	7,000,000	6,995,349
U.S. Treasury Bill, 0.777%, due 7/06/2017	10,000,000	9,998,938
U.S. Treasury Bill, 0.6%, due 7/13/2017	10,998,000	10,995,837
U.S. Treasury Bill, 0.797%, due 7/27/2017	6,320,000	6,316,417
U.S. Treasury Bill, 0.924%, due 8/03/2017	11,665,000	11,655,269
U.S. Treasury Bill, 0.849%, due 8/10/2017	3,729,000	3,725,540

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$320,949,791

REPURCHASE AGREEMENTS – 2.7%
JPMorgan Chase & Co. Repurchase Agreement, 1.08%, dated 6/30/2017, due 7/03/2017, total to be received $9,000,810 (secured by U.S. Treasury and Federal Agency obligations valued at $9,184,620 in a jointly traded account), at Cost and Value	$9,000,000	$9,000,000

Total Investments, at Amortized Cost and Value		$329,949,791

OTHER ASSETS, LESS LIABILITIES – 0.4%		1,384,292

NET ASSETS – 100.0%		$331,334,083

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

4

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments, at amortized cost and value	$329,949,791
Cash	555
Receivables for
Fund shares sold	1,585,225
Interest	270
Other assets	1,473
Total assets	$331,537,314
Liabilities
Payable for fund shares reacquired	$138,797
Payable to affiliates
Investment adviser	9,242
Shareholder servicing costs	43
Payable for independent Trustees’ compensation	322
Accrued expenses and other liabilities	54,827
Total liabilities	$203,231
Net assets	$331,334,083
Net assets consist of
Paid-in capital	$331,334,069
Accumulated net realized gain (loss) on investments	14
Net assets	$331,334,083
Shares of beneficial interest outstanding	331,553,880

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$169,000,349	169,109,940	$1.00
Service Class	162,333,734	162,443,940	1.00

See Notes to Financial Statements

5

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Interest income	$1,077,239
Expenses
Management fee	$854,744
Distribution and/or service fees	212,069
Shareholder servicing costs	5,232
Administrative services fee	32,279
Independent Trustees’ compensation	4,605
Custodian fee	8,196
Shareholder communications	22,303
Audit and tax fees	17,620
Legal fees	2,052
Miscellaneous	14,913
Total expenses	$1,174,013
Reduction of expenses by investment adviser and distributor	(254,323)
Net expenses	$919,690
Net investment income	$157,549
Net realized gain (loss) on investments	$14
Change in net assets from operations	$157,563

See Notes to Financial Statements

6

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$157,549	$30,955
Net realized gain (loss) on investments	14	3,595
Change in net assets from operations	$157,563	$34,550
Distributions declared to shareholders
From net investment income	$(157,549)	$(30,955)
Change in net assets from fund share transactions	$(31,059,037)	$(10,468,273)
Total change in net assets	$(31,059,023)	$(10,464,678)
Net assets
At beginning of period	362,393,106	372,857,784
At end of period	$331,334,083	$362,393,106

See Notes to Financial Statements

7

MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015		2014		2013		2012
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.00	(c)(w)	$0.00		$0.00		$0.00		$0.00
Net realized and unrealized gain (loss) on investments	0.00	(w)	0.00	(w)	0.00	(w)	0.00	(w)	0.00	(w)	0.00
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—		$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)	0.05	(n)	0.01	(c)	0.00		0.00		0.00		0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.53	(c)	0.57		0.55		0.55		0.55
Expenses after expense reductions (f)	0.53	(a)	0.30	(c)	0.13		0.10		0.12		0.16
Net investment income	0.10	(a)	0.01	(c)	0.00		0.00		0.00		0.00
Net assets at end of period (000 omitted)	$169,000		$179,458		$190,761		$214,019		$228,673		$242,646

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015		2014		2013		2012
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.00	(c)(w)	$0.00		$0.00		$0.00		$0.00
Net realized and unrealized gain (loss) on investments	0.00	(w)	0.00	(w)	0.00	(w)	0.00	(w)	0.00	(w)	0.00
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—		$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)	0.04	(n)	0.01	(c)	0.00		0.00		0.00		0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.79	(c)	0.82		0.80		0.80		0.80
Expenses after expense reductions (f)	0.55	(a)	0.30	(c)	0.13		0.10		0.12		0.15
Net investment income	0.08	(a)	0.01	(c)	0.00		0.00		0.00		0.00
Net assets at end of period (000 omitted)	$162,334		$182,935		$182,097		$205,550		$246,964		$289,762

See Notes to Financial Statements

8

MFS U.S. Government Money Market Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

9

MFS U.S. Government Money Market Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS U.S. Government Money Market Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-term securities	$—	$329,949,791	$—	$329,949,791

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At period end, the

10

MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

fund had investments in repurchase agreements with a gross value of $9,000,000 included in “Investments” in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2016, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$30,955

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$329,949,791

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$89,181	$15,975
Service Class	68,368	14,980
Total	$157,549	$30,955

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.50%
Average daily net assets in excess of $500 million	0.45%

11

MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

During the six months ended June 30, 2017, MFS voluntarily waived receipt of $48,034 of the fund’s management fee in order to avoid a negative yield. For the six months ended June 30, 2017, this voluntary waiver had the effect of reducing the management fee by 0.03% of average daily net assets on an annualized basis. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $13,108, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.46% of the fund’s average daily net assets.
The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses did not exceed 0.57% of average daily net assets for the Initial Class shares and 0.82% of average daily net assets for the Service Class shares. This written agreement terminated on April 26, 2017. Effective April 27, 2017, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.57% of average daily net assets for each of the Initial Class and Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, the fund’s actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of the fund’s expenses related to these agreements.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. For the period from January 1, 2017 through April 26, 2017, MFD voluntarily waived a portion of the fund’s distribution and/or service fees in order to avoid a negative yield. Effective April 27, 2017, MFD discontinued this voluntary waiver to avoid a negative yield and instead agreed to waive the entire 0.25% distribution and/or service fee. For the six months ended June 30, 2017, these waivers amounted to $193,181 and had the effect of reducing the distribution and/or service fees by 0.23% of average daily net assets attributable to Service Class shares on an annualized basis. The distribution and/or service fees incurred for the six months ended June 30, 2017 were equivalent to an annual effective rate of 0.02% of the average daily net assets attributable to Service Class shares.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $4,218, which equated to 0.0025% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $1,014.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0189% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $345 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

12

MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	17,402,125	$17,402,125	50,259,392	$50,259,392
Service Class	34,838,949	34,838,949	147,523,783	147,523,783
	52,241,074	$52,241,074	197,783,175	$197,783,175
Shares issued to shareholders in reinvestment of distributions
Initial Class	89,181	$89,181	15,975	$15,975
Service Class	68,368	68,368	14,980	14,980
	157,549	$157,549	30,955	$30,955
Shares reacquired
Initial Class	(27,947,439)	$(27,947,439)	(61,584,806)	$(61,584,806)
Service Class	(55,510,221)	(55,510,221)	(146,697,597)	(146,697,597)
	(83,457,660)	$(83,457,660)	(208,282,403)	$(208,282,403)
Net change
Initial Class	(10,456,133)	$(10,456,133)	(11,309,439)	$(11,309,439)
Service Class	(20,602,904)	(20,602,904)	841,166	841,166
	(31,059,037)	$(31,059,037)	(10,468,273)	$(10,468,273)

(5)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $1,270 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

13

MFS U.S. Government Money Market Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

14

MFS U.S. Government Money Market Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

15

SEMIANNUAL REPORT

June 30, 2017

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

HYS-SEM

MFS® HIGH YIELD PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS High Yield Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	7.2%
Medical & Health Technology & Services	7.2%
Energy-Independent	5.4%
Midstream	5.1%
Building	4.7%

Composition including fixed income credit quality (a)(i)
BBB	3.4%
BB	44.2%
B	40.5%
CCC	9.0%
C	0.1%
Not Rated	(1.5)%
Non-Fixed Income	0.2%
Cash & Cash Equivalents	2.1%
Other	2.0%

Portfolio facts (i)
Average Duration (d)	3.6
Average Effective Maturity (m)	6.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS High Yield Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.72%	$1,000.00	$1,044.98	$3.65
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
Service Class	Actual	0.97%	$1,000.00	$1,043.71	$4.92
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS High Yield Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 93.5%
Aerospace – 0.9%
KLX, Inc., 5.875%, 12/01/2022 (n)	$1,930,000	$2,026,500
TransDigm, Inc., 6%, 7/15/2022	390,000	401,700
TransDigm, Inc., 6.5%, 7/15/2024	955,000	985,999
TransDigm, Inc., 6.375%, 6/15/2026	950,000	964,250

		$4,378,449

Asset-Backed & Securitized – 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.69%, 12/10/2049	$2,086,863	$159,643
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	1,625,819	261,302
CWCapital Cobalt Ltd., CDO, “F”, FRN, 2.47%, 4/26/2050 (a)(p)(z)	1,136,960	114

		$421,059

Automotive – 1.9%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$2,059,000	$2,110,475
Gates Global LLC, 6%, 7/15/2022 (n)	1,830,000	1,834,575
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)	2,145,000	2,169,131
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	1,600,000	1,680,000
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,045,000	1,102,475

		$8,896,656

Broadcasting – 3.1%
CBS Radio, Inc., 7.25%, 11/01/2024 (n)	$1,460,000	$1,503,800
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	975,000	994,500
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	1,260,000	1,294,902
E. W. Scripps Co., 5.125%, 5/15/2025 (n)	1,410,000	1,452,300
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	1,480,000	1,646,500
Match Group, Inc., 6.375%, 6/01/2024	1,395,000	1,517,063
Netflix, Inc., 5.875%, 2/15/2025	2,380,000	2,635,850
Netflix, Inc., 4.375%, 11/15/2026 (n)	775,000	773,063
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	1,720,000	1,754,400
WMG Acquisition Corp., 5%, 8/01/2023 (z)	525,000	538,125

		$14,110,503

Building – 4.2%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$1,515,000	$1,602,113
Allegion PLC, 5.875%, 9/15/2023	750,000	804,375
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	1,690,000	1,753,375
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	1,735,000	1,865,125
Gibraltar Industries, Inc., 6.25%, 2/01/2021	1,515,000	1,568,025
HD Supply, Inc., 5.75%, 4/15/2024 (n)	1,715,000	1,822,188

Issuer	Shares/Par		Value ($)
BONDS – continued
Building – continued
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (z)		$1,825,000	$1,977,844
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		1,795,000	1,866,800
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,730,000	1,822,988
Standard Industries, Inc., 6%, 10/15/2025 (n)		1,265,000	1,353,550
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		2,370,000	2,482,575
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)		495,000	507,375

			$19,426,333

Business Services – 2.6%
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		$765,000	$772,650
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		1,540,000	1,593,900
CDK Global, Inc., 4.875%, 6/01/2027 (n)		1,855,000	1,906,013
Equinix, Inc., 4.875%, 4/01/2020		1,075,000	1,101,875
Equinix, Inc., 5.375%, 4/01/2023		1,145,000	1,189,369
Equinix, Inc., 5.375%, 1/01/2022		320,000	337,600
Equinix, Inc., 5.75%, 1/01/2025		335,000	360,544
First Data Corp., 5%, 1/15/2024 (n)		3,335,000	3,429,814
Iron Mountain, Inc., REIT, 6%, 8/15/2023		1,327,000	1,409,938

			$12,101,703

Cable TV – 7.1%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$2,590,000	$2,747,835
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		1,660,000	1,743,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/2022		250,000	257,350
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,395,000	1,469,981
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		4,375,000	4,593,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		565,000	601,725
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		1,515,000	1,621,050
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		788,000	803,760
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,785,000	2,945,138
DISH DBS Corp., 5%, 3/15/2023		1,090,000	1,117,250
DISH DBS Corp., 5.875%, 11/15/2024		985,000	1,050,965
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		595,000	492,363
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		440,000	474,100
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	945,000	1,210,088

4

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Cable TV – continued
Lynx II Corp., 6.375%, 4/15/2023 (n)	$985,000	$1,034,250
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	770,000	792,138
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	1,605,000	1,705,313
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	950,000	982,063
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	1,264,500	1,311,919
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	835,000	895,538
Videotron Ltd., 5.125%, 4/15/2027 (n)	1,960,000	2,013,900
Videotron Ltd., 5.375%, 6/15/2024 (n)	455,000	480,594
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	200,000	207,500
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	955,000	993,974
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	1,355,000	1,392,263

		$32,937,807

Chemicals – 1.9%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$1,510,000	$1,559,075
Chemours Co., 6.625%, 5/15/2023	1,120,000	1,184,400
Chemours Co., 7%, 5/15/2025	525,000	572,250
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	930,000	957,900
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	1,190,000	1,353,625
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	1,380,000	1,421,400
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	1,810,000	1,941,225

		$8,989,875

Computer Software – 1.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$1,385,000	$1,525,590
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	1,485,000	1,555,538
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)	1,565,000	1,670,638
VeriSign, Inc., 4.75%, 7/15/2027 (z)	502,000	507,648
VeriSign, Inc., 4.625%, 5/01/2023	1,620,000	1,660,500
VeriSign, Inc., 5.25%, 4/01/2025	525,000	560,438

		$7,480,352

Computer Software – Systems – 1.9%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$815,000	$881,471
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	510,000	529,125
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	1,900,000	1,976,000
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	2,240,000	2,335,200
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,010,000	1,075,862
Western Digital Corp., 10.5%, 4/01/2024	1,615,000	1,905,183

		$8,702,841

Issuer	Shares/Par	Value ($)
BONDS – continued
Conglomerates – 2.6%
Amsted Industries Co., 5%, 3/15/2022 (n)	$2,500,000	$2,581,250
EnerSys, 5%, 4/30/2023 (n)	2,880,000	2,962,800
Enpro Industries, Inc., 5.875%, 9/15/2022	2,175,000	2,267,438
Enpro Industries, Inc., 5.875%, 9/15/2022 (n)	160,000	166,800
Entegris, Inc., 6%, 4/01/2022 (n)	1,867,000	1,953,349
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	1,945,000	2,003,350

		$11,934,987

Construction – 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$930,000	$236,554
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	807,000	212,846

		$449,400

Consumer Products – 1.1%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$1,810,000	$1,923,125
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	1,305,000	1,345,781
Spectrum Brands, Inc., 5.75%, 7/15/2025	1,605,000	1,721,523

		$4,990,429

Consumer Services – 2.4%
ADT Corp., 6.25%, 10/15/2021	$1,890,000	$2,057,738
Interval Acquisition Corp., 5.625%, 4/15/2023	2,860,000	2,960,100
Mobile Mini, Inc., 5.875%, 7/01/2024	1,610,000	1,670,375
Monitronics International, Inc., 9.125%, 4/01/2020	1,360,000	1,295,400
Service Corp. International, 5.375%, 5/15/2024	1,003,000	1,059,318
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	1,975,000	2,044,125

		$11,087,056

Containers – 4.1%
Berry Plastics Group, Inc., 5.5%, 5/15/2022	$2,200,000	$2,290,750
Berry Plastics Group, Inc., 6%, 10/15/2022	500,000	533,125
Crown American LLC, 4.5%, 1/15/2023	1,477,000	1,547,158
Crown American LLC, 4.25%, 9/30/2026 (n)	870,000	867,825
Multi-Color Corp., 6.125%, 12/01/2022 (n)	2,174,000	2,282,700
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	2,082,000	2,149,665
Reynolds Group, 5.75%, 10/15/2020	1,265,000	1,294,525
Reynolds Group, 5.125%, 7/15/2023 (n)	1,260,000	1,308,825
Reynolds Group, 7%, 7/15/2024 (n)	1,265,000	1,356,984
Sealed Air Corp., 4.875%, 12/01/2022 (n)	1,950,000	2,076,750
Sealed Air Corp., 5.125%, 12/01/2024 (n)	365,000	391,463
Sealed Air Corp., 5.5%, 9/15/2025 (n)	420,000	458,850
Signode Industrial Group, 6.375%, 5/01/2022 (n)	1,170,000	1,222,650
Silgan Holdings, Inc., 5.5%, 2/01/2022	185,000	190,088
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	1,065,000	1,091,625

		$19,062,983

5

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Electrical Equipment – 0.4%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)	$505,000	$525,675
CommScope Technologies LLC, 5%, 3/15/2027 (n)	1,430,000	1,426,425

		$1,952,100

Electronics – 0.6%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$835,000	$895,538
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,685,000	1,762,173

		$2,657,711

Energy – Independent – 5.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)	$1,950,000	$1,964,625
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	2,285,000	2,199,313
Consol Energy, Inc., 5.875%, 4/15/2022	880,000	864,600
Consol Energy, Inc., 8%, 4/01/2023	1,750,000	1,837,500
Continental Resources, Inc., 4.5%, 4/15/2023	2,805,000	2,678,775
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	1,930,000	1,958,950
Gulfport Energy Corp., 6%, 10/15/2024 (n)	1,445,000	1,405,263
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)	520,000	512,200
Laredo Petroleum, Inc., 6.25%, 3/15/2023	1,965,000	1,950,263
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	2,055,000	2,085,825
Rice Energy, Inc., 7.25%, 5/01/2023	925,000	996,688
Seven Generations Energy, 8.25%, 5/15/2020 (n)	990,000	1,032,075
Seven Generations Energy, 6.75%, 5/01/2023 (z)	1,155,000	1,201,200
SM Energy Co., 6.75%, 9/15/2026	2,355,000	2,248,271
Whiting Petroleum Corp., 6.25%, 4/01/2023	1,750,000	1,605,625

		$24,541,173

Entertainment – 1.4%
Cedar Fair LP, 5.375%, 6/01/2024	$515,000	$538,175
Cedar Fair LP, 5.375%, 4/15/2027 (n)	995,000	1,049,725
Cinemark USA, Inc., 5.125%, 12/15/2022	1,205,000	1,241,150
Cinemark USA, Inc., 4.875%, 6/01/2023	1,035,000	1,057,315
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	2,715,000	2,731,616

		$6,617,981

Financial Institutions – 3.5%
Aircastle Ltd., 5.125%, 3/15/2021	$1,015,000	$1,086,426
Aircastle Ltd., 5.5%, 2/15/2022	1,595,000	1,738,550
Alpine Finance Merger Sub LLC, 6.875%, 8/01/2025 (z)	875,000	890,313
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	2,460,000	2,527,650
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	820,000	822,050
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	525,000	536,813

Issuer	Shares/Par	Value ($)
BONDS – continued
Financial Institutions – continued
Navient Corp., 8%, 3/25/2020	$1,315,000	$1,469,513
Navient Corp., 7.25%, 1/25/2022	2,605,000	2,845,963
Navient Corp., 6.125%, 3/25/2024	814,000	838,420
Navient Corp., 7.25%, 9/25/2023	775,000	835,063
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,270,000	2,371,015

		$15,961,776

Food & Beverages – 2.6%
Aramark Services, Inc., 4.75%, 6/01/2026	$1,480,000	$1,535,500
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	1,655,000	1,688,100
JBS Investments GmbH, 7.25%, 4/03/2024	925,000	825,563
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	2,175,000	2,039,063
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	860,000	885,800
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	750,000	777,188
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	1,920,000	2,049,600
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	2,055,000	2,132,063

		$11,932,877

Forest & Paper Products – 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$687,000	$357,240

Gaming & Lodging – 2.3%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$1,390,000	$1,424,750
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,665,000	1,810,688
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	260,000	283,995
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025 (n)	1,520,000	1,567,500
MGM Resorts International, 6.625%, 12/15/2021	1,475,000	1,655,688
MGM Resorts International, 6%, 3/15/2023	1,080,000	1,190,700
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	1,940,000	1,988,500
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	710,000	725,975

		$10,647,796

Industrial – 0.4%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$1,750,000	$1,782,813

Insurance – Health – 0.5%
Centene Corp., 5.625%, 2/15/2021	$925,000	$964,313
Centene Corp., 6.125%, 2/15/2024	1,240,000	1,340,663

		$2,304,976

Machinery & Tools – 1.6%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$1,730,000	$1,859,750

6

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Machinery & Tools – continued
CNH Industrial Capital LLC, 4.375%, 11/06/2020	$2,260,000	$2,370,198
CNH Industrial N.V., 4.5%, 8/15/2023	1,220,000	1,296,250
H&E Equipment Services Co., 7%, 9/01/2022	1,965,000	2,043,600

		$7,569,798

Major Banks – 1.2%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$1,590,000	$1,727,297
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	1,440,000	1,550,693
UBS Group AG, 6.875%, 12/29/2049	2,245,000	2,419,571

		$5,697,561

Medical & Health Technology & Services – 6.8%
AmSurg Corp., 5.625%, 7/15/2022	$1,450,000	$1,502,563
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	1,905,000	1,664,494
DaVita, Inc., 5.125%, 7/15/2024	545,000	553,175
DaVita, Inc., 5%, 5/01/2025	1,320,000	1,323,300
HCA, Inc., 7.5%, 2/15/2022	2,555,000	2,941,444
HCA, Inc., 5.875%, 3/15/2022	1,900,000	2,106,625
HCA, Inc., 4.75%, 5/01/2023	200,000	211,500
HCA, Inc., 5%, 3/15/2024	2,310,000	2,445,713
HCA, Inc., 5.375%, 2/01/2025	2,475,000	2,610,630
HCA, Inc., 5.875%, 2/15/2026	880,000	950,400
HealthSouth Corp., 5.125%, 3/15/2023	1,710,000	1,761,300
HealthSouth Corp., 5.75%, 11/01/2024	1,360,000	1,395,700
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	1,995,000	2,054,850
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	1,745,000	1,799,531
Quorum Health Corp., 11.625%, 4/15/2023	1,585,000	1,398,763
Tenet Healthcare Corp., 8%, 8/01/2020	767,000	776,588
Tenet Healthcare Corp., 8.125%, 4/01/2022	2,510,000	2,663,738
THC Escrow Corp. III, 5.125%, 5/01/2025 (z)	1,535,000	1,540,756
Universal Health Services, Inc., 7.625%, 8/15/2020	1,685,000	1,712,381

		$31,413,451

Medical Equipment – 0.9%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$1,755,000	$1,842,750
Teleflex, Inc., 5.25%, 6/15/2024	1,250,000	1,293,750
Teleflex, Inc., 4.875%, 6/01/2026	855,000	874,238

		$4,010,738

Metals & Mining – 4.6%
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	$585,000	$599,625
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	1,160,000	1,133,900
Freeport-McMoRan, Inc., 6.5%, 11/15/2020	285,000	292,481
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	2,719,000	2,870,231
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	1,620,000	1,506,600
GrafTech International Co., 6.375%, 11/15/2020	1,370,000	1,215,875

Issuer	Shares/Par	Value ($)
BONDS – continued
Metals & Mining – continued
Kaiser Aluminum Corp., 5.875%, 5/15/2024	$1,595,000	$1,678,738
Kinross Gold Corp., 4.5%, 7/15/2027 (z)	1,335,000	1,331,663
Kinross Gold Corp., 5.125%, 9/01/2021	875,000	931,875
Kinross Gold Corp., 5.95%, 3/15/2024	1,010,000	1,115,737
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	710,000	746,494
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	840,000	915,600
Novelis Corp., 5.875%, 9/30/2026 (z)	2,480,000	2,554,400
Steel Dynamics, Inc., 5.25%, 4/15/2023	465,000	483,019
Steel Dynamics, Inc., 5.125%, 10/01/2021	975,000	1,001,306
Steel Dynamics, Inc., 5.5%, 10/01/2024	1,110,000	1,179,375
Suncoke Energy, Inc., 7.625%, 8/01/2019	301,000	296,485
TMS International Corp., 7.625%, 10/15/2021 (n)	1,285,000	1,301,063

		$21,154,467

Midstream – 5.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$2,135,000	$2,151,013
DCP Midstream LLC, 3.875%, 3/15/2023	955,000	921,575
DCP Midstream LP, 4.95%, 4/01/2022	772,000	783,580
DCP Midstream LP, 5.6%, 4/01/2044	525,000	494,813
Energy Transfer Equity LP, 7.5%, 10/15/2020	2,520,000	2,816,100
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	1,870,000	2,351,304
ONEOK, Inc., 7.5%, 9/01/2023	975,000	1,162,688
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,880,000	2,089,814
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	1,935,000	2,106,582
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	1,055,000	1,174,755
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	915,000	937,875
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	830,000	839,338
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	3,085,000	3,192,975
Williams Cos., Inc., 4.55%, 6/24/2024	2,245,000	2,306,738

		$23,329,150

Network & Telecom – 1.7%
CenturyLink, Inc., 7.65%, 3/15/2042	$1,010,000	$938,038
CenturyLink, Inc., 6.45%, 6/15/2021	885,000	955,800
Telecom Italia Capital, 6%, 9/30/2034	530,000	560,401
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	2,385,000	2,557,913
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	850,000	917,465
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	2,035,000	2,129,119

		$8,058,736

7

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Oil Services – 1.1%
Bristow Group, Inc., 6.25%, 10/15/2022	$959,000	$604,170
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	1,815,000	1,370,325
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	1,750,000	1,662,500
Weatherford International Ltd., 8.25%, 6/15/2023	1,355,000	1,355,000

		$4,991,995

Oils – 0.6%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$1,130,000	$1,227,463
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	1,645,000	1,669,675

		$2,897,138

Other Banks & Diversified Financials – 0.4%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	1,447,000	$1,766,237

Pharmaceuticals – 0.9%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$1,275,000	$1,220,813
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	1,265,000	1,189,100
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	1,540,000	1,514,975

		$3,924,888

Precious Metals & Minerals – 0.4%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$1,955,000	$2,001,431

Printing & Publishing – 1.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$2,440,000	$2,531,500
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	1,320,000	1,377,750
TEGNA, Inc., 5.125%, 7/15/2020	515,000	527,875
TEGNA, Inc., 6.375%, 10/15/2023	1,080,000	1,139,400

		$5,576,525

Real Estate – Healthcare – 0.7%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$1,460,000	$1,507,450
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	1,705,000	1,772,501

		$3,279,951

Real Estate – Other – 1.8%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027 (z)	$510,000	$531,038
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)	2,185,000	2,250,550
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	1,620,000	1,686,825
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	1,780,000	1,846,750
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021 (n)	1,755,000	1,825,200

		$8,140,363

Issuer	Shares/Par	Value ($)
BONDS – continued
Restaurants – 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$1,125,000	$1,184,063

Retailers – 1.3%
Dollar Tree, Inc., 5.75%, 3/01/2023	$2,005,000	$2,115,877
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	1,685,000	1,710,275
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	440,000	446,600
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,770,000	1,812,038

		$6,084,790

Specialty Chemicals – 1.9%
A Schulman, Inc., 6.875%, 6/01/2023	$2,335,000	$2,469,263
Chemtura Corp., 5.75%, 7/15/2021	1,955,000	2,013,650
Koppers, Inc., 6%, 2/15/2025 (n)	1,815,000	1,928,438
Univar USA, Inc., 6.75%, 7/15/2023 (n)	2,215,000	2,309,138

		$8,720,489

Specialty Stores – 0.8%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$1,860,000	$1,655,400
Group 1 Automotive, Inc., 5%, 6/01/2022	2,170,000	2,202,550

		$3,857,950

Supermarkets – 0.5%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$2,190,000	$2,173,575

Telecommunications – Wireless – 4.2%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$1,230,000	$1,305,338
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	1,460,000	1,600,525
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	402,000	350,263
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	2,206,000	2,074,368
SFR Group S.A., 7.375%, 5/01/2026 (n)	1,970,000	2,137,450
Sprint Capital Corp., 6.875%, 11/15/2028	1,455,000	1,617,334
Sprint Corp., 7.875%, 9/15/2023	710,000	816,500
Sprint Corp., 7.125%, 6/15/2024	3,075,000	3,420,938
Sprint Nextel Corp., 6%, 11/15/2022	1,045,000	1,107,700
T-Mobile USA, Inc., 6.125%, 1/15/2022	300,000	315,281
T-Mobile USA, Inc., 6.5%, 1/15/2024	695,000	747,125
T-Mobile USA, Inc., 6.5%, 1/15/2026	1,380,000	1,523,175
T-Mobile USA, Inc., 5.125%, 4/15/2025	1,190,000	1,249,500
T-Mobile USA, Inc., 5.375%, 4/15/2027	1,015,000	1,088,588

		$19,354,085

Telephone Services – 0.6%
Level 3 Financing, Inc., 5.375%, 5/01/2025	$1,840,000	$1,936,600
Level 3 Financing, Inc., 5.375%, 1/15/2024	715,000	746,281

		$2,682,881

Transportation – Services – 0.4%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$910,000	$702,975
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	395,000	381,175

8

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Transportation – Services – continued
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	$1,005,000	$763,800

		$1,847,950

Utilities – Electric Power – 1.8%
Calpine Corp., 5.5%, 2/01/2024	$1,185,000	$1,122,788
Calpine Corp., 5.75%, 1/15/2025	1,325,000	1,242,188
Covanta Holding Corp., 6.375%, 10/01/2022	400,000	412,000
Covanta Holding Corp., 5.875%, 3/01/2024	1,305,000	1,272,375
Covanta Holding Corp., 5.875%, 7/01/2025	995,000	965,150
NRG Energy, Inc., 6.625%, 3/15/2023	1,395,000	1,433,363
NRG Energy, Inc., 7.25%, 5/15/2026	1,735,000	1,795,725

		$8,243,589

Total Bonds (Identified Cost, $427,125,009)		$431,688,677

FLOATING RATE LOANS (g)(r) – 2.8%
Aerospace – 0.3%
TransDigm, Inc., Term Loan C, 4.29%, 2/28/2020	$1,420,054	$1,419,699

Building – 0.4%
HD Supply, Inc., Term Loan B1, 3.77%, 8/13/2021	$514,872	$515,677
ABC Supply Co., Inc., Term Loan B, 3.49%, 10/31/2023	1,508,834	1,511,559

		$2,027,236

Chemicals – 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4%, 2/03/2022	$636,752	$638,344

Computer Software – Systems – 0.3%
CDW LLC, Term Loan B, 3.28%, 8/17/2023	$803,484	$805,984
Sabre GLBL, Inc., Term Loan B, 3.8%, 2/22/2024	612,622	616,669

		$1,422,653

Conglomerates – 0.2%
Entegris, Inc., Term Loan B, 3.38%, 4/30/2021	$824,866	$828,990

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) – continued
Consumer Products – 0.1%
Spectrum Brands, Inc., Term Loan B, 3.15%, 6/23/2022	$578,014	$579,459

Entertainment – 0.3%
Cedar Fair LP, Term Loan B, 3.4%, 4/13/2024	$583,600	$588,123
Six Flags Theme Parks, Inc., Term Loan B, 3.4%, 6/30/2022	615,700	619,548

		$1,207,671

Gaming & Lodging – 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 3.15%, 10/25/2023	$825,147	$827,325

Medical & Health Technology & Services – 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.9%, 6/24/2021	$1,433,442	$1,439,841

Printing & Publishing – 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.4%, 3/16/2024	$678,839	$680,960

Utilities – Electric Power – 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3.35%, 5/03/2020	$1,768,448	$1,764,027

Total Floating Rate Loans (Identified Cost, $12,816,236)		$12,836,205

COMMON STOCKS – 0.2%
Oil Services – 0.2%
LTRI Holdings LP (Identified Cost, $401,400)	1,115	$991,703

MONEY MARKET FUNDS – 2.3%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $10,342,560)	10,342,560	$10,342,560

Total Investments (Identified Cost, $450,685,205)		$455,859,145

OTHER ASSETS, LESS LIABILITIES – 1.2%		5,708,014

NET ASSETS – 100.0%		$461,567,159

(a)	Non-income producing security.

(d)	In default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $200,192,819, representing 43.4% of net assets.

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, no interest income was received in additional securities and/or cash.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

9

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Alpine Finance Merger Sub LLC, 6.875%, 8/01/2025	6/28/17-6/29/17	$890,131	$890,313
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.619%, 4/26/2050	4/12/06	1,080,058	114
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	6/22/17-6/23/17	531,658	531,038
Kinross Gold Corp., 4.5%, 7/15/2027	6/28/17	1,335,000	1,331,663
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022	3/09/17-3/29/17	1,918,898	1,977,844
Novelis Corp., 5.875%, 9/30/2026	5/12/17-6/14/17	2,570,501	2,554,400
Seven Generations Energy, 6.75%, 5/01/2023	4/20/17-4/27/17	1,223,762	1,201,200
THC Escrow Corp. III, 5.125%, 5/01/2025	6/05/17-6/07/17	1,534,677	1,540,756
VeriSign, Inc., 4.75%, 7/15/2027	6/29/17	502,000	507,648
WMG Acquisition Corp., 5%, 8/01/2023	5/11/17-5/12/17	537,291	538,125
Total Restricted Securities			$11,073,101
% of Net assets			2.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 6/30/17

Forward Foreign Currency Exchange Contracts at 6/30/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	1,106,021	8/10/17	$1,251,856	$1,265,572	$(13,716)

Futures Contracts at 6/30/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	75	$9,414,844	September - 2017	$23,729

At June 30, 2017, the fund had cash collateral of $97,500 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

10

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $440,342,645)	$445,516,585
Underlying affiliated funds, at value (identified cost, $10,342,560)	10,342,560
Total investments, at value (identified cost, $450,685,205)	$455,859,145
Cash	202,796
Deposits with brokers	97,500
Receivables for
Daily variation margin on open futures contracts	21,091
Investments sold	2,771,667
Fund shares sold	188
Interest	6,558,788
Receivable from investment adviser	4,448
Other assets	1,762
Total assets	$465,517,385
Liabilities
Payables for
Forward foreign currency exchange contracts	$13,716
Investments purchased	3,145,615
Fund shares reacquired	704,085
Payable to affiliates
Shareholder servicing costs	96
Distribution and/or service fees	844
Payable for independent Trustees’ compensation	277
Accrued expenses and other liabilities	85,593
Total liabilities	$3,950,226
Net assets	$461,567,159
Net assets consist of
Paid-in capital	$463,035,739
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,184,149
Accumulated net realized gain (loss) on investments and foreign currency	(46,872,643)
Undistributed net investment income	40,219,914
Net assets	$461,567,159
Shares of beneficial interest outstanding	76,501,734

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$399,954,391	66,178,594	$6.04
Service Class	61,612,768	10,323,140	5.97

See Notes to Financial Statements

11

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Interest	$13,173,678
Dividends from underlying affiliated funds	45,562
Total investment income	$13,219,240
Expenses
Management fee	$1,623,671
Distribution and/or service fees	80,585
Shareholder servicing costs	10,412
Administrative services fee	42,178
Independent Trustees’ compensation	4,710
Custodian fee	15,631
Shareholder communications	42,953
Audit and tax fees	38,025
Legal fees	4,948
Miscellaneous	17,372
Total expenses	$1,880,485
Reduction of expenses by investment adviser	(127,121)
Net expenses	$1,753,364
Net investment income	$11,465,876
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(1,435,861)
Underlying affiliated funds	126
Futures contracts	(125,909)
Foreign currency	(51,306)
Net realized gain (loss) on investments and foreign currency	$(1,612,950)
Change in unrealized appreciation (depreciation)
Investments	$10,634,532
Futures contracts	23,729
Translation of assets and liabilities in foreign currencies	(36,014)
Net unrealized gain (loss) on investments and foreign currency translation	$10,622,247
Net realized and unrealized gain (loss) on investments and foreign currency	$9,009,297
Change in net assets from operations	$20,475,173

See Notes to Financial Statements

12

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$11,465,876	$27,093,601
Net realized gain (loss) on investments and foreign currency	(1,612,950)	(19,037,866)
Net unrealized gain (loss) on investments and foreign currency translation	10,622,247	56,062,390
Change in net assets from operations	$20,475,173	$64,118,125
Distributions declared to shareholders
From net investment income	$—	$(32,514,884)
Change in net assets from fund share transactions	$(32,215,309)	$(49,191,127)
Total change in net assets	$(11,740,136)	$(17,587,886)
Net assets
At beginning of period	473,307,295	490,895,181
At end of period (including undistributed net investment income of $40,219,914 and $28,754,038, respectively)	$461,567,159	$473,307,295

See Notes to Financial Statements

13

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$5.78		$5.43		$6.11	$6.28	$6.05	$5.64
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32	(c)	$0.33	$0.35	$0.36	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.42		(0.57)	(0.17)	0.02	0.42
Total from investment operations	$0.26		$0.74		$(0.24)	$0.18	$0.38	$0.82
Less distributions declared to shareholders
From net investment income	$—		$(0.39)		$(0.44)	$(0.35)	$(0.15)	$(0.41)
Net asset value, end of period (x)	$6.04		$5.78		$5.43	$6.11	$6.28	$6.05
Total return (%) (k)(r)(s)(x)	4.50	(n)	13.82	(c)	(4.22)	2.81	6.42	14.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.76	(c)	0.77	0.77	0.76	0.81
Expenses after expense reductions (f)	0.72	(a)	0.70	(c)	0.72	0.74	0.75	0.79
Net investment income	4.97	(a)	5.60	(c)	5.43	5.44	5.79	6.65
Portfolio turnover	25	(n)	41		33	43	52	48
Net assets at end of period (000 omitted)	$399,954		$404,118		$419,474	$514,089	$600,994	$368,899

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$5.72		$5.37		$6.04	$6.21	$5.99	$5.59
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.30	(c)	$0.31	$0.33	$0.34	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.43		(0.56)	(0.16)	0.02	0.41
Total from investment operations	$0.25		$0.73		$(0.25)	$0.17	$0.36	$0.79
Less distributions declared to shareholders
From net investment income	$—		$(0.38)		$(0.42)	$(0.34)	$(0.14)	$(0.39)
Net asset value, end of period (x)	$5.97		$5.72		$5.37	$6.04	$6.21	$5.99
Total return (%) (k)(r)(s)(x)	4.37	(n)	13.64	(c)	(4.42)	2.53	6.10	14.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.02	(c)	1.02	1.02	1.01	1.06
Expenses after expense reductions (f)	0.97	(a)	0.95	(c)	0.97	0.99	1.00	1.04
Net investment income	4.73	(a)	5.36	(c)	5.18	5.19	5.56	6.46
Portfolio turnover	25	(n)	41		33	43	52	48
Net assets at end of period (000 omitted)	$61,613		$69,189		$71,421	$84,272	$102,616	$110,426

See Notes to Financial Statements

14

MFS High Yield Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

MFS High Yield Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Yield Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

16

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$991,703	$991,703
U.S. Corporate Bonds	—	370,599,164	—	370,599,164
Commercial Mortgage-Backed Securities	—	159,643	—	159,643
Asset-Backed Securities (including CDOs)	—	261,415	—	261,415
Foreign Bonds	—	60,668,455	—	60,668,455
Floating Rate Loans	—	12,836,205	—	12,836,205
Mutual Funds	10,342,560	—	—	10,342,560
Total Investments	$10,342,560	$444,524,882	$991,703	$455,859,145

Other Financial Instruments
Futures Contracts – Assets	$23,729	$—	$—	$23,729
Forward Foreign Currency Exchange Contracts – Liabilities	—	(13,716)	—	(13,716)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/16	$—
Received as part of a corporate action	991,703
Balance as of 6/30/17	$991,703

At June 30, 2017, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign

17

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$23,729	$—
Foreign Exchange	Forward Foreign Currency Exchange	—	(13,716)
Total		$23,729	$(13,716)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(125,909)	$—
Foreign Exchange	—	(52,330)
Total	$(125,909)	$(52,330)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$23,729	$—
Foreign Exchange	—	(36,245)
Total	$23,729	$(36,245)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with

18

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

19

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Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, expiration of capital loss carryforwards, and amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$32,514,884

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$453,081,350
Gross appreciation	12,691,969
Gross depreciation	(9,914,174)
Net unrealized appreciation (depreciation)	$2,777,795

As of 12/31/16
Undistributed ordinary income	29,243,392
Capital loss carryforwards	(42,423,395)
Other temporary differences	(466,860)
Net unrealized appreciation (depreciation)	(8,296,890)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2016, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
12/31/17	$(11,194,472)

Post-enactment losses which are characterized as follows:
Short-Term	$(1,082,212)
Long-Term	(30,146,711)
Total	$(31,228,923)

20

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$28,222,296
Service Class	—	4,292,588
Total	$—	$32,514,884

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $17,797, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, this reduction amounted to $109,324, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $9,044, which equated to 0.0039% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $1,368.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0182% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

21

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $445 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $110,779,450 and $131,021,805, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,132,687	$12,596,039	7,689,531	$43,152,094
Service Class	280,827	1,641,804	3,290,862	17,996,925
	2,413,514	$14,237,843	10,980,393	$61,149,019
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,977,477	$28,222,296
Service Class	—	—	765,167	4,292,588
	—	$—	5,742,644	$32,514,884
Shares reacquired
Initial Class	(5,814,666)	$(34,454,688)	(20,093,516)	$(113,826,568)
Service Class	(2,054,573)	(11,998,464)	(5,265,339)	(29,028,462)
	(7,869,239)	$(46,453,152)	(25,358,855)	$(142,855,030)
Net change
Initial Class	(3,681,979)	$(21,858,649)	(7,426,508)	$(42,452,178)
Service Class	(1,773,746)	(10,356,660)	(1,209,310)	(6,738,949)
	(5,455,725)	$(32,215,309)	(8,635,818)	$(49,191,127)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 19%, 7%, and 5%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $1,645 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

22

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,942,926	60,647,133	(60,247,499)	10,342,560

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$126	$—	$45,562	$10,342,560

(8)	Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $3,720,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

23

MFS High Yield Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

24

MFS High Yield Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

25

SEMIANNUAL REPORT

June 30, 2017

MFS® CORPORATE BOND PORTFOLIO

MFS® Variable Insurance Trust II

BDS-SEM

MFS® CORPORATE BOND PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Corporate Bond Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Corporate Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	86.9%
High Yield Corporates	11.0%
U.S. Treasury Securities	0.7%
Emerging Markets Bonds	0.2%
Commercial Mortgage-Backed Securities	0.1%
Asset-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AA	2.3%
A	21.0%
BBB	63.9%
BB	9.6%
B	1.4%
CCC (o)	0.0%
C	0.1%
D (o)	0.0%
U.S. Government	0.7%
Not Rated (o)	0.0%
Cash & Cash Equivalents	1.0%

Portfolio facts (i)
Average Duration (d)	7.2
Average Effective Maturity (m)	12.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Corporate Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.63%	$1,000.00	$1,040.49	$3.19
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16
Service Class	Actual	0.88%	$1,000.00	$1,039.22	$4.45
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 97.9%
Aerospace – 0.4%
Lockheed Martin Corp., 3.55%, 1/15/2026	$964,000	$998,903

Apparel Manufacturers – 0.6%
Coach, Inc., 4.125%, 7/15/2027	$1,518,000	$1,501,475

Asset-Backed & Securitized – 0.1%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.822%, 12/28/2040 (z)	$197,684	$153,825
Greenwich Capital Commercial Funding Corp., FRN, 5.951%, 7/10/2038	146,262	146,204
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.756%, 7/15/2042 (n)(q)	276,288	71,810
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.137%, 2/18/2030 (i)	43,897	1
Morgan Stanley Capital I, Inc., FRN, 1.273%, 11/15/2030 (i)(n)	356,005	1,031

		$372,871

Automotive – 2.3%
General Motors Co., 6.25%, 10/02/2043	$1,257,000	$1,396,211
General Motors Financial Co., Inc., 3.45%, 4/10/2022	1,222,000	1,242,038
General Motors Financial Co., Inc., 4.35%, 1/17/2027	472,000	477,809
Goodyear Tire & Rubber Co., 4.875%, 3/15/2027	603,000	612,045
Lear Corp., 4.75%, 1/15/2023	787,000	814,260
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,426,000	1,504,430

		$6,046,793

Biotechnology – 0.9%
Life Technologies Corp., 6%, 3/01/2020	$2,172,000	$2,367,146

Broadcasting – 2.0%
Omnicom Group, Inc., 3.625%, 5/01/2022	$1,283,000	$1,339,136
Omnicom Group, Inc., 3.6%, 4/15/2026	1,030,000	1,036,338
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	578,000	577,227
SES S.A., 3.6%, 4/04/2023 (n)	346,000	351,744
Time Warner, Inc., 3.8%, 2/15/2027	1,204,000	1,212,140
Time Warner, Inc., 5.35%, 12/15/2043	685,000	754,434

		$5,271,019

Brokerage & Asset Managers – 1.5%
CME Group, Inc., 3%, 3/15/2025	$891,000	$898,960
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	652,000	664,259
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	1,070,000	1,119,312
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	1,080,000	1,078,640

		$3,761,171

Issuer	Shares/Par	Value ($)
BONDS – continued
Building – 1.6%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$850,000	$892,024
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	504,000	501,373
Masco Corp., 4.45%, 4/01/2025	560,000	598,136
Masco Corp., 4.375%, 4/01/2026	476,000	507,749
Mohawk Industries, Inc., 3.85%, 2/01/2023	999,000	1,031,445
Owens Corning, 4.2%, 12/15/2022	460,000	485,336

		$4,016,063

Business Services – 2.1%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,428,000	$1,435,717
Equinix, Inc., 5.75%, 1/01/2025	969,000	1,042,886
Fidelity National Information Services, Inc., 2%, 4/15/2018	135,000	135,186
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	416,000	432,261
Fidelity National Information Services, Inc., 5%, 10/15/2025	775,000	865,429
MSCI, Inc., 5.75%, 8/15/2025 (n)	1,464,000	1,585,688

		$5,497,167

Cable TV – 3.9%
Charter Communications Operating LLC, 6.384%, 10/23/2035	$886,000	$1,050,223
Comcast Corp., 4.65%, 7/15/2042	628,000	688,556
Comcast Corp., 4.75%, 3/01/2044	720,000	801,200
Cox Communications, Inc., 6.25%, 6/01/2018 (n)	261,000	270,622
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	578,000	580,016
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)	1,061,000	1,095,483
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	170,000	175,738
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	365,355
Sirius XM Radio, Inc., 5%, 8/01/2027 (z)	875,000	881,563
Time Warner Cable, Inc., 8.25%, 4/01/2019	850,000	937,680
Time Warner Cable, Inc., 5%, 2/01/2020	354,000	377,645
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	908,672
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	365,195
Videotron Ltd., 5%, 7/15/2022	1,555,000	1,644,413

		$10,142,361

Chemicals – 0.9%
LyondellBasell Industries N.V., 5%, 4/15/2019	$457,000	$477,767
LyondellBasell Industries N.V., 6%, 11/15/2021	1,256,000	1,418,899
Sherwin-Williams Co., 4.5%, 6/01/2047	500,000	523,914

		$2,420,580

4

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Computer Software – 0.8%
Oracle Corp., 3.4%, 7/08/2024	$1,107,000	$1,152,762
VeriSign, Inc., 4.625%, 5/01/2023	763,000	782,075

		$1,934,837

Computer Software – Systems – 0.3%
Apple, Inc., 4.375%, 5/13/2045	$383,000	$414,085
Apple, Inc., 4.25%, 2/09/2047	319,000	338,337

		$752,422

Conglomerates – 0.6%
General Electric Capital Corp., 5.5%, 1/08/2020	$421,000	$458,572
Johnson Controls International PLC, 4.5%, 2/15/2047	261,000	277,416
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)	676,000	706,377

		$1,442,365

Consumer Products – 2.0%
Hasbro, Inc., 5.1%, 5/15/2044	$1,138,000	$1,220,409
Mattel, Inc., 1.7%, 3/15/2018	393,000	392,640
Mattel, Inc., 5.45%, 11/01/2041	460,000	482,700
Newell Rubbermaid, Inc., 5.375%, 4/01/2036	378,000	436,889
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	2,679,000	2,643,570

		$5,176,208

Consumer Services – 2.5%
Priceline Group, Inc., 3.65%, 3/15/2025	$769,000	$789,121
Priceline Group, Inc., 3.6%, 6/01/2026	1,761,000	1,782,599
Service Corp. International, 5.375%, 1/15/2022	170,000	175,100
Service Corp. International, 5.375%, 5/15/2024	2,004,000	2,116,525
Visa, Inc., 4.15%, 12/14/2035	1,413,000	1,530,929

		$6,394,274

Containers – 2.1%
Ball Corp., 5%, 3/15/2022	$682,000	$728,035
Ball Corp., 4%, 11/15/2023	691,000	706,548
Ball Corp., 5.25%, 7/01/2025	1,030,000	1,136,863
Crown American LLC, 4.5%, 1/15/2023	1,539,000	1,612,103
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,150,000	1,256,375

		$5,439,924

Electrical Equipment – 1.2%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$478,000	$488,317
Arrow Electronics, Inc., 3.875%, 1/12/2028	1,979,000	1,962,523
Molex Electronic Technologies LLC, 3.9%, 4/15/2025 (n)	642,000	654,473

		$3,105,313

Electronics – 2.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)	$1,857,000	$1,906,953
Flextronics International Ltd., 4.625%, 2/15/2020	2,018,000	2,119,754

Issuer	Shares/Par	Value ($)
BONDS – continued
Electronics – continued
Jabil Circuit, Inc., 4.7%, 9/15/2022	$399,000	$423,870
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	695,000	729,972
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)	702,000	757,283
Tyco Electronics Group S.A., 6.55%, 10/01/2017	360,000	364,265
Tyco Electronics Group S.A., 2.375%, 12/17/2018	229,000	230,462
Tyco Electronics Group S.A., 3.5%, 2/03/2022	252,000	260,818

		$6,793,377

Energy – Independent – 0.7%
Concho Resources, Inc., 4.375%, 1/15/2025	$840,000	$856,800
Pioneer Natural Resources Co., 7.5%, 1/15/2020	930,000	1,046,669

		$1,903,469

Energy – Integrated – 0.5%
Shell International Finance B.V., 3.75%, 9/12/2046	$1,300,000	$1,230,203

Entertainment – 0.8%
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)	$2,031,000	$2,091,930

Financial Institutions – 1.2%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	$227,000	$241,249
GE Capital International Funding Co., 2.342%, 11/15/2020	1,217,000	1,226,730
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	570,000	603,258
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	1,128,961

		$3,200,198

Food & Beverages – 5.1%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	$1,855,000	$1,956,303
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	1,511,000	1,555,924
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	1,977,000	2,175,971
Constellation Brands, Inc., 4.25%, 5/01/2023	1,605,000	1,708,675
J.M. Smucker Co., 2.5%, 3/15/2020	303,000	306,149
J.M. Smucker Co., 3.5%, 10/15/2021	880,000	917,016
J.M. Smucker Co., 4.375%, 3/15/2045	324,000	338,659
Kraft Heinz Foods Co., 5%, 7/15/2035	415,000	448,772
Kraft Heinz Foods Co., 6.5%, 2/09/2040	1,459,000	1,825,200
SYSCO Corp., 2.5%, 7/15/2021	445,000	446,214
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	648,358
Tyson Foods, Inc., 5.15%, 8/15/2044	368,000	415,300
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	505,000	513,429

		$13,255,970

5

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Drug Stores – 0.9%
CVS Health Corp., 2.75%, 12/01/2022	$500,000	$500,624
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019	1,433,000	1,455,512
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	446,000	468,021

		$2,424,157

Forest & Paper Products – 0.8%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$806,000	$881,739
International Paper Co., 6%, 11/15/2041	860,000	1,048,767
Packaging Corp. of America, 3.9%, 6/15/2022	133,000	139,556

		$2,070,062

Gaming & Lodging – 0.5%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$811,000	$814,551
Wyndham Worldwide Corp., 5.1%, 10/01/2025	463,000	500,067

		$1,314,618

Insurance – 1.0%
American International Group, Inc., 4.7%, 7/10/2035	$1,010,000	$1,073,545
American International Group, Inc., 4.5%, 7/16/2044	917,000	932,478
Unum Group, 4%, 3/15/2024	637,000	657,931

		$2,663,954

Insurance – Health – 1.4%
Aetna, Inc., 2.8%, 6/15/2023	$508,000	$507,119
Humana, Inc., 7.2%, 6/15/2018	1,157,000	1,215,300
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	1,899,432

		$3,621,851

Insurance – Property & Casualty – 3.6%
Aon PLC, 4.6%, 6/14/2044	$237,000	$250,542
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	190,000	207,388
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	828,000	838,971
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067	279,000	276,908
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	343,000	344,956
CNA Financial Corp., 5.875%, 8/15/2020	1,570,000	1,729,016
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	951,000	1,020,337
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	678,000	684,562
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	900,000	978,450
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	779,000	803,706
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	471,000	503,358
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	481,201

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – Property & Casualty – continued
XL Group Ltd., 5.75%, 10/01/2021	$1,110,000	$1,242,383

		$9,361,778

Major Banks – 10.6%
Bank of America Corp., 7.625%, 6/01/2019	$500,000	$551,336
Bank of America Corp., 5.625%, 7/01/2020	185,000	202,595
Bank of America Corp., 3.124% to 1/20/2022, FRN to 1/20/2023	1,232,000	1,245,529
Bank of America Corp., 4.125%, 1/22/2024	1,917,000	2,022,928
Bank of America Corp., FRN, 6.1%, 12/29/2049	1,420,000	1,542,617
Credit Agricole S.A., 4.125%, 1/10/2027 (n)	1,262,000	1,319,391
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	1,090,000	1,108,866
Goldman Sachs Group, Inc., 4.8%, 7/08/2044	904,000	1,002,452
HSBC Holdings PLC, 4.375%, 11/23/2026	941,000	976,401
HSBC Holdings PLC, 6% to 5/22/2027, FRN to 12/31/2099	1,171,000	1,210,814
JPMorgan Chase & Co., 4.25%, 10/15/2020	442,000	469,352
JPMorgan Chase & Co., 4.5%, 1/24/2022	790,000	855,451
JPMorgan Chase & Co., 3.25%, 9/23/2022	904,000	926,440
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	683,973
JPMorgan Chase & Co., 2.95%, 10/01/2026	1,192,000	1,150,400
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049	1,221,000	1,387,361
Morgan Stanley, 5.5%, 7/28/2021	1,245,000	1,380,524
Morgan Stanley, 3.125%, 7/27/2026	2,972,000	2,889,518
PNC Bank N.A., 2.6%, 7/21/2020	1,158,000	1,174,391
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,688,000	1,763,504
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,520,137
Wells Fargo & Co., 4.1%, 6/03/2026	1,000,000	1,035,470
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049	1,106,000	1,184,526

		$27,603,976

Medical & Health Technology & Services – 3.1%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$161,000	$163,638
Becton, Dickinson and Co., 4.685%, 12/15/2044	1,083,000	1,115,345
Becton, Dickinson and Co., 4.669%, 6/06/2047	1,655,000	1,720,498
HCA, Inc., 4.75%, 5/01/2023	910,000	962,325
HCA, Inc., 5.25%, 6/15/2026	963,000	1,038,596
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	927,510
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	539,675
Universal Health Services, Inc., 4.75%, 8/01/2022 (n)	1,260,000	1,302,525
Universal Health Services, Inc., 5%, 6/01/2026 (n)	334,000	346,525

		$8,116,637

6

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical Equipment – 2.2%
Abbott Laboratories, 2.9%, 11/30/2021	$2,291,000	$2,316,590
Abbott Laboratories, 4.75%, 11/30/2036	1,636,000	1,780,724
Medtronic, Inc., 3.5%, 3/15/2025	1,061,000	1,103,718
Medtronic, Inc., 4.375%, 3/15/2035	381,000	416,153

		$5,617,185

Metals & Mining – 1.9%
Barrick Gold Corp., 3.85%, 4/01/2022	$297,000	$316,954
Barrick Gold Corp., 4.1%, 5/01/2023	561,000	606,935
Barrick North America Finance LLC, 4.4%, 5/30/2021	93,000	100,332
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	863,000	885,516
Glencore Funding LLC, 4%, 4/16/2025 (n)	536,000	536,209
Glencore Funding LLC, 4%, 3/27/2027 (n)	1,389,000	1,366,633
Kinross Gold Corp., 5.95%, 3/15/2024	667,000	736,828
Southern Copper Corp., 6.75%, 4/16/2040	415,000	477,991

		$5,027,398

Midstream – 6.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,431,805
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	975,000	986,841
Enbridge, Inc., 5.5%, 12/01/2046	799,000	893,691
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077	1,967,000	2,065,350
Energy Transfer Partners LP, 9.7%, 3/15/2019	213,000	238,547
Enterprise Products Operating LLC, 3.9%, 2/15/2024	406,000	422,292
Enterprise Products Operating LLC, 4.45%, 2/15/2043	473,000	470,056
Enterprise Products Operating LLC, 4.85%, 3/15/2044	362,000	383,738
Enterprise Products Partners LP, 6.3%, 9/15/2017	540,000	544,706
Enterprise Products Partners LP, 7.034% to 1/15/2018, FRN to 1/15/2068	267,000	273,408
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	465,000	584,683
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	370,000	407,937
Kinder Morgan Energy Partners LP, 6.5%, 4/01/2020	306,000	336,642
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	581,000	698,892
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	670,000	675,750
Phillips 66 Partners LP, 4.9%, 10/01/2046	697,000	686,132
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,630,722
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	146,707
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	289,000	322,999

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	$542,000	$576,944
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028 (n)	1,021,000	1,031,529
Spectra Energy Capital LLC, 8%, 10/01/2019	942,000	1,049,563

		$15,858,934

Natural Gas – Distribution – 1.8%
NiSource Finance Corp., 3.85%, 2/15/2023	$1,106,000	$1,149,700
NiSource Finance Corp., 4.8%, 2/15/2044	761,000	824,368
Sempra Energy, 3.25%, 6/15/2027	2,779,000	2,738,521

		$4,712,589

Network & Telecom – 2.6%
AT&T, Inc., 2.45%, 6/30/2020	$619,000	$622,179
AT&T, Inc., 3.8%, 3/01/2024	1,163,000	1,189,292
AT&T, Inc., 4.75%, 5/15/2046	1,136,000	1,113,966
AT&T, Inc., 5.65%, 2/15/2047	669,000	736,687
Verizon Communications, Inc., 4.5%, 9/15/2020	1,471,000	1,571,384
Verizon Communications, Inc., 5.05%, 3/15/2034	929,000	983,500
Verizon Communications, Inc., “A”, 5.012%, 4/15/2049 (n)	654,000	660,479

		$6,877,487

Oils – 2.1%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$1,105,000	$1,136,660
Marathon Petroleum Corp., 4.75%, 9/15/2044	910,000	864,546
Valero Energy Corp., 3.4%, 9/15/2026	1,601,000	1,566,162
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	1,857,513

		$5,424,881

Other Banks & Diversified Financials – 3.0%
BPCE S.A., 4.5%, 3/15/2025 (n)	$760,000	$781,212
Capital One Financial Corp., 3.75%, 4/24/2024	796,000	813,377
Citigroup, Inc., 4.4%, 6/10/2025	646,000	673,068
Citigroup, Inc., 3.2%, 10/21/2026	2,633,000	2,560,650
Discover Bank, 7%, 4/15/2020	1,097,000	1,217,611
ING Groep N.V., 3.95%, 3/29/2027	956,000	994,090
Macquarie Bank Ltd., 6.125% to 3/08/2027, FRN to 12/31/2099 (n)	444,000	453,990
SunTrust Banks, Inc., 3.3%, 5/15/2026	200,000	195,473

		$7,689,471

Personal Computers & Peripherals – 0.5%
Equifax, Inc., 2.3%, 6/01/2021	$539,000	$535,300
Equifax, Inc., 3.3%, 12/15/2022	849,000	868,344

		$1,403,644

Pharmaceuticals – 2.5%
Actavis, Inc., 3.25%, 10/01/2022	$414,000	$422,991
Biogen, Inc., 3.625%, 9/15/2022	562,000	587,773
Celgene Corp., 2.875%, 8/15/2020	1,908,000	1,951,079

7

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Pharmaceuticals – continued
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)	$837,000	$863,180
Gilead Sciences, Inc., 3.65%, 3/01/2026	900,000	925,497
Gilead Sciences, Inc., 4.5%, 2/01/2045	488,000	505,880
Shire Acquisitions Investments Ireland, 2.4%, 9/23/2021	1,225,000	1,210,715

		$6,467,115

Pollution Control – 0.5%
Republic Services, Inc., 5.25%, 11/15/2021	$1,160,000	$1,289,914

Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$424,000	$463,985
Canadian Pacific Railway Co., 4.5%, 1/15/2022	400,000	428,842

		$892,827

Real Estate – Office – 0.6%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$411,000	$419,552
Boston Properties LP, REIT, 3.85%, 2/01/2023	1,131,000	1,189,893

		$1,609,445

Real Estate – Retail – 0.3%
DDR Corp., REIT, 3.625%, 2/01/2025	$748,000	$711,588

Retailers – 1.3%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$1,042,000	$917,169
Best Buy Co., Inc., 5%, 8/01/2018	935,000	965,383
Best Buy Co., Inc., 5.5%, 3/15/2021	31,000	33,738
Home Depot, Inc., 4.875%, 2/15/2044	1,260,000	1,459,668

		$3,375,958

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/2021	$804,000	$874,332

Telecommunications – Wireless – 2.6%
American Tower Corp., REIT, 4.5%, 1/15/2018	$1,150,000	$1,165,753
American Tower Corp., REIT, 3.5%, 1/31/2023	371,000	380,491
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	1,035,802
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	522,094
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	359,012
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	537,564
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,081,000	1,086,694
T-Mobile USA, Inc., 6%, 4/15/2024	1,640,000	1,754,800

		$6,842,210

Tobacco – 2.9%
Altria Group, Inc., 2.95%, 5/02/2023	$1,400,000	$1,410,955
Altria Group, Inc., 4%, 1/31/2024	231,000	246,453

Issuer	Shares/Par	Value ($)
BONDS – continued
Tobacco – continued
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	$1,819,000	$1,919,955
Philip Morris International, Inc., 4.875%, 11/15/2043	892,000	996,648
Reynolds American, Inc., 2.3%, 8/21/2017	945,000	945,914
Reynolds American, Inc., 8.125%, 6/23/2019	733,000	817,526
Reynolds American, Inc., 3.25%, 6/12/2020	165,000	169,874
Reynolds American, Inc., 4.45%, 6/12/2025	418,000	447,824
Reynolds American, Inc., 5.7%, 8/15/2035	483,000	572,356

		$7,527,505

Transportation – Services – 0.5%
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)	$200,000	$202,587
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	272,000	279,970
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	546,503
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	198,128

		$1,227,188

U.S. Treasury Obligations – 0.7%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$1,616,000	$1,825,765

Utilities – Electric Power – 6.6%
Alabama Power Co., 4.15%, 8/15/2044	$479,000	$499,554
Berkshire Hathaway Energy, 4.5%, 2/01/2045	597,000	646,334
CMS Energy Corp., 6.25%, 2/01/2020	1,010,000	1,111,820
CMS Energy Corp., 5.05%, 3/15/2022	209,000	229,891
DTE Electric Co., 3.7%, 3/15/2045	223,000	219,888
Duke Energy Corp., 3.75%, 9/01/2046	1,059,000	1,006,025
EDP Finance B.V., 4.9%, 10/01/2019 (n)	347,000	364,367
EDP Finance B.V., 5.25%, 1/14/2021 (n)	728,000	781,167
Emera U.S. Finance LP, 2.7%, 6/15/2021	330,000	330,505
Emera U.S. Finance LP, 3.55%, 6/15/2026	378,000	378,875
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	1,665,000	1,713,217
Exelon Corp., 3.497%, 6/01/2022	1,163,000	1,188,168
FirstEnergy Corp., 3.9%, 7/15/2027	1,936,000	1,942,191
Great Plains Energy, Inc., 3.9%, 4/01/2027	880,000	890,230
PPL Capital Funding, Inc., 3.1%, 5/15/2026	1,290,000	1,262,508
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	665,156
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	1,057,000	1,140,569
Public Service Enterprise Group, 2%, 11/15/2021	1,555,000	1,519,963
Southern Co., 2.95%, 7/01/2023	440,000	437,180
Southern Co., 4.4%, 7/01/2046	829,000	844,061

		$17,171,669

Total Bonds (Identified Cost, $244,923,336)		$254,720,177

8

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $3,954,710)	3,955,028	$3,955,028

Total Investments (Identified Cost, $248,878,046)		$258,675,205

OTHER ASSETS, LESS LIABILITIES – 0.6%		1,520,831

NET ASSETS – 100.0%		$260,196,036

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,801,697 representing 16.1% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.822%, 12/28/2040	3/01/06	$197,684	$153,825
Sirius XM Radio, Inc., 5%, 8/01/2027	6/26/17	875,000	881,563
Total Restricted Securities			$1,035,388
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $244,923,336)	$254,720,177
Underlying affiliated funds, at value (identified cost, $3,954,710)	3,955,028
Total investments, at value (identified cost, $248,878,046)	$258,675,205
Receivables for
Fund shares sold	69,184
Interest	2,926,722
Receivable from investment adviser	1,664
Other assets	1,149
Total assets	$261,673,924
Liabilities
Payables for
Investments purchased	$875,000
Fund shares reacquired	541,474
Payable to affiliates
Shareholder servicing costs	50
Distribution and/or service fees	2,673
Payable for independent Trustees’ compensation	283
Accrued expenses and other liabilities	58,408
Total liabilities	$1,477,888
Net assets	$260,196,036
Net assets consist of
Paid-in capital	$238,490,585
Unrealized appreciation (depreciation) on investments	9,797,159
Accumulated net realized gain (loss) on investments	(1,521,681)
Undistributed net investment income	13,429,973
Net assets	$260,196,036
Shares of beneficial interest outstanding	22,240,710

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$66,071,400	5,589,920	$11.82
Service Class	194,124,636	16,650,790	11.66

See Notes to Financial Statements

10

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Interest	$5,268,742
Dividends from underlying affiliated funds	17,186
Total investment income	$5,285,928
Expenses
Management fee	$770,542
Distribution and/or service fees	238,823
Shareholder servicing costs	5,226
Administrative services fee	25,446
Independent Trustees’ compensation	4,545
Custodian fee	8,029
Shareholder communications	14,710
Audit and tax fees	35,961
Legal fees	1,423
Miscellaneous	8,941
Total expenses	$1,113,646
Reduction of expenses by investment adviser	(64,314)
Net expenses	$1,049,332
Net investment income	$4,236,596
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$678,938
Underlying affiliated funds	136
Net realized gain (loss) on investments	$679,074
Change in unrealized appreciation (depreciation) on investments	$5,091,704
Net realized and unrealized gain (loss) on investments	$5,770,778
Change in net assets from operations	$10,007,374

See Notes to Financial Statements

11

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$4,236,596		$8,739,805
Net realized gain (loss) on investments	679,074		(10,729)
Net unrealized gain (loss) on investments	5,091,704		6,944,788
Change in net assets from operations	$10,007,374		$15,673,864
Distributions declared to shareholders
From net investment income	$—		$(10,397,774)
From net realized gain on investments	—		(463,879)
Total distributions declared to shareholders	$—		$(10,861,653)
Change in net assets from fund share transactions	$(5,109,928)		$(10,440,350)
Total change in net assets	$4,897,446		$(5,628,139)
Net assets
At beginning of period	255,298,590		260,926,729
At end of period (including undistributed net investment income of $13,429,973 and $9,193,377, respectively)	$260,196,036		$255,298,590

See Notes to Financial Statements

12

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$11.36		$11.16		$11.76	$11.58	$12.36	$11.67
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	(c)	$0.42	$0.43	$0.43	$0.50
Net realized and unrealized gain (loss) on investments	0.26		0.31		(0.46)	0.24	(0.48)	0.80
Total from investment operations	$0.46		$0.72		$(0.04)	$0.67	$(0.05)	$1.30
Less distributions declared to shareholders
From net investment income	$—		$(0.50)		$(0.48)	$(0.46)	$(0.52)	$(0.61)
From net realized gain on investments	—		(0.02)		(0.08)	(0.03)	(0.21)	—
Total distributions declared to shareholders	$—		$(0.52)		$(0.56)	$(0.49)	$(0.73)	$(0.61)
Net asset value, end of period (x)	$11.82		$11.36		$11.16	$11.76	$11.58	$12.36
Total return (%) (k)(r)(s)(x)	4.05	(n)	6.28	(c)	(0.31)	5.78	(0.27)	11.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.65	(c)	0.68	0.67	0.67	0.68
Expenses after expense reductions (f)	0.63	(a)	0.60	(c)	0.63	0.65	0.67	0.68
Net investment income	3.48	(a)	3.52	(c)	3.64	3.59	3.54	4.13
Portfolio turnover	15	(n)	31		26	36	38	57
Net assets at end of period (000 omitted)	$66,071		$66,858		$70,980	$79,042	$81,921	$95,361

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$11.22		$11.03		$11.63	$11.45	$12.23	$11.56
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	(c)	$0.39	$0.39	$0.39	$0.47
Net realized and unrealized gain (loss) on investments	0.26		0.30		(0.46)	0.25	(0.47)	0.78
Total from investment operations	$0.44		$0.67		$(0.07)	$0.64	$(0.08)	$1.25
Less distributions declared to shareholders
From net investment income	$—		$(0.46)		$(0.45)	$(0.43)	$(0.49)	$(0.58)
From net realized gain on investments	—		(0.02)		(0.08)	(0.03)	(0.21)	—
Total distributions declared to shareholders	$—		$(0.48)		$(0.53)	$(0.46)	$(0.70)	$(0.58)
Net asset value, end of period (x)	$11.66		$11.22		$11.03	$11.63	$11.45	$12.23
Total return (%) (k)(r)(s)(x)	3.92	(n)	5.98	(c)	(0.58)	5.59	(0.51)	11.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.90	(c)	0.93	0.92	0.92	0.93
Expenses after expense reductions (f)	0.88	(a)	0.85	(c)	0.88	0.90	0.92	0.93
Net investment income	3.23	(a)	3.27	(c)	3.39	3.34	3.29	3.86
Portfolio turnover	15	(n)	31		26	36	38	57
Net assets at end of period (000 omitted)	$194,125		$188,440		$189,946	$211,332	$211,303	$195,781

See Notes to Financial Statements

13

MFS Corporate Bond Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Corporate Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Corporate Bond Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

15

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,825,765	$—	$1,825,765
U.S. Corporate Bonds	—	219,542,891	—	219,542,891
Commercial Mortgage-Backed Securities	—	219,046	—	219,046
Asset-Backed Securities (including CDOs)	—	153,825	—	153,825
Foreign Bonds	—	32,978,650	—	32,978,650
Mutual Funds	3,955,028	—	—	3,955,028
Total Investments	$3,955,028	$254,720,177	$—	$258,675,205

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain

16

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$10,397,985
Long-term capital gains	463,668
Total distributions	$10,861,653

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$250,041,211
Gross appreciation	10,150,460
Gross depreciation	(1,516,466)
Net unrealized appreciation (depreciation)	$8,633,994

As of 12/31/16
Undistributed ordinary income	9,217,124
Capital loss carryforwards	(819,799)
Other temporary differences	(23,747)
Net unrealized appreciation (depreciation)	3,324,499

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(819,799)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$2,886,412	$—	$122,638
Service Class	—	7,511,362	—	341,241
Total	$—	$10,397,774	$—	$463,879

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 Billion of average daily net assets	0.60%
Average daily net assets in excess of $1 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $9,859, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.63% of average daily net assets for the Initial Class shares and 0.88% of average daily net assets for the

17

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, this reduction amounted to $54,455, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $4,619, which equated to 0.0036% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $607.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0198% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $243 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,827,538	$2,112,611
Investments (non-U.S. Government securities)	$41,646,445	$36,445,551

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	123,877	$1,423,866	395,065	$4,557,470
Service Class	1,160,701	13,159,484	2,128,133	24,250,549
	1,284,578	$14,583,350	2,523,198	$28,808,019
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	256,964	$3,009,050
Service Class	—	—	678,704	7,852,603
	—	$—	935,668	$10,861,653

18

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(417,191)	$(4,822,717)	(1,126,561)	$(13,113,880)
Service Class	(1,300,019)	(14,870,561)	(3,238,146)	(36,996,142)
	(1,717,210)	$(19,693,278)	(4,364,707)	$(50,110,022)
Net change
Initial Class	(293,314)	$(3,398,851)	(474,532)	$(5,547,360)
Service Class	(139,318)	(1,711,077)	(431,309)	(4,892,990)
	(432,632)	$(5,109,928)	(905,841)	$(10,440,350)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $888 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,548,103	36,279,992	(40,873,067)	3,955,028

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$136	$—	$17,186	$3,955,028

19

MFS Corporate Bond Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

20

MFS Corporate Bond Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

21

SEMIANNUAL REPORT

June 30, 2017

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

WTS-SEM

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Tactical Allocation Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Global Tactical Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio Structure

			Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	Europe ex-U.K.	11.2%	9.2%	0.0%	20.4%
	U.S.	23.7%	0.0%	(3.5)%	20.2%
	Japan	7.0%	4.2%	0.0%	11.2%
	Asia/Pacific ex-Japan	1.3%	3.2%	0.0%	4.5%
	Emerging Markets	3.3%	0.0%	0.0%	3.3%
	Supranational	0.2%	0.0%	0.0%	0.2%
	Developed – Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	North America ex-U.S.	2.2%	0.0%	(5.1)%	(2.9)%
	United Kingdom	3.7%	0.0%	(10.3)%	(6.6)%
	Total	52.7%	16.6%	(18.9)%	50.4%
Equity	Europe ex-U.K.	7.0%	10.1%	(2.7)%	14.4%
	U.S. Large Cap	16.6%	0.0%	(3.3)%	13.3%
	United Kingdom	2.4%	1.7%	0.0%	4.1%
	Japan	2.7%	1.0%	0.0%	3.7%
	Emerging Markets	1.8%	7.2%	(6.7)%	2.3%
	Asia/Pacific ex-Japan	0.6%	4.5%	(3.5)%	1.6%
	Developed – Middle East/Africa	0.2%	0.0%	0.0%	0.2%
	U.S. Small/Mid Cap	1.3%	0.0%	(3.5)%	(2.2)%
	North America ex-U.S.	0.9%	0.0%	(3.3)%	(2.4)%
	Total	33.5%	24.5%	(23.0)%	35.0%
Real Estate-related	Non-U.S.	0.7%	0.0%	0.0%	0.7%
	U.S.	0.5%	0.0%	0.0%	0.5%
	Total	1.2%	0.0%	0.0%	1.2%
Cash	Cash & Cash Equivalents (d)				10.9%
	Other (e)				2.5%
	Total				13.4%
	Total Net Exposure Summary				100.0%

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	35%	0 to 70%
Fixed Income, Cash and Cash Equivalents	65%	30 to 100%

Top ten holdings (c)
German Euro Bund 10 yr Future – SEP 2017	9.2%
Japan Government Bond 10 yr Future – SEP 2017	4.2%
Australian Treasury Bond 10 yr Future – SEP 2017	3.2%
E-Mini S&P 500 Index Future – SEP 2017	(3.1)%
S&P/TSX 60 Index Future – SEP 2017	(3.3)%
Russell 2000 Index Future – SEP 2017	(3.5)%
ASX SPI 200 Index Future – SEP 2017	(3.5)%
Canadian Treasury Bond 10 yr Future – SEP 2017	(5.1)%
U.S. Treasury Note 10 yr Future – SEP 2017	(6.4)%
U.K. Gilt 10 yr Future – SEP 2017	(10.3)%

MFS Global Tactical Allocation Portfolio

Portfolio Composition – continued

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within these ranges after taking into account the tactical overlay.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

MFS Global Tactical Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.80%	$1,000.00	$1,071.14	$4.11
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,069.64	$5.39
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.03% of interest expense on cash collateral held at brokers (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

MFS Global Tactical Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 33.9%
Aerospace – 0.9%
Honeywell International, Inc.	23,195	$3,091,660
Lockheed Martin Corp.	10,500	2,914,905
United Technologies Corp.	11,248	1,373,493

		$7,380,058

Airlines – 0.1%
Air Canada (a)	70,181	$940,581

Alcoholic Beverages – 0.6%
Heineken N.V.	24,949	$2,425,821
Pernod Ricard S.A.	17,547	2,349,842

		$4,775,663

Apparel Manufacturers – 0.1%
Compagnie Financiere Richemont S.A.	11,257	$927,420

Automotive – 0.5%
Delphi Automotive PLC	10,893	$954,771
General Motors Co.	31,126	1,087,231
Hyundai Motor Co. Ltd.	2,310	322,025
Magna International, Inc.	21,319	987,533
USS Co. Ltd.	25,200	500,303

		$3,851,863

Biotechnology – 0.1%
Celgene Corp. (a)	7,597	$986,622

Broadcasting – 0.2%
Omnicom Group, Inc.	21,062	$1,746,040

Brokerage & Asset Managers – 0.2%
BlackRock, Inc.	3,533	$1,492,375
Daiwa Securities Group, Inc.	69,000	408,448

		$1,900,823

Business Services – 1.9%
Accenture PLC, “A”	30,164	$3,730,684
Amadeus IT Holding S.A.	31,744	1,898,022
Bunzl PLC	43,293	1,290,133
DXC Technology Co.	22,590	1,733,105
Equifax, Inc.	4,453	611,931
Experian Group Ltd.	30,015	615,715
Fidelity National Information Services, Inc.	11,228	958,871
Nomura Research, Inc.	42,300	1,664,170
Secom Co. Ltd.	17,900	1,356,724
SGS S.A.	431	1,043,677

		$14,903,032

Cable TV – 0.6%
Charter Communications, Inc., “A” (a)	5,460	$1,839,201
Comcast Corp., “A”	68,858	2,679,953

		$4,519,154

Chemicals – 1.3%
3M Co. (s)	20,374	$4,241,663
Givaudan S.A.	1,029	2,058,215

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – continued
LyondellBasell Industries N.V., “A”	3,784	$319,332
Monsanto Co.	4,691	555,227
Orica Ltd.	41,729	663,268
PPG Industries, Inc.	23,746	2,611,110

		$10,448,815

Computer Software – 0.5%
Cadence Design Systems, Inc. (a)	59,318	$1,986,560
Check Point Software Technologies Ltd. (a)	12,127	1,322,813
Oracle Corp.	7,883	395,254

		$3,704,627

Computer Software – Systems – 0.3%
Hon Hai Precision Industry Co. Ltd.	307,900	$1,184,231
International Business Machines Corp.	9,812	1,509,380

		$2,693,611

Construction – 0.5%
Bellway PLC	11,375	$440,757
Geberit AG	1,514	706,081
Owens Corning	8,522	570,292
Sherwin-Williams Co.	3,897	1,367,691
Stanley Black & Decker, Inc.	3,441	484,252

		$3,569,073

Consumer Products – 1.5%
Coty, Inc., “A”	26,870	$504,081
Essity AB (a)	23,933	654,807
Kao Corp.	49,200	2,918,537
Kobayashi Pharmaceutical Co. Ltd.	20,100	1,191,972
KOSE Corp.	4,300	469,091
Procter & Gamble Co.	36,834	3,210,083
Reckitt Benckiser Group PLC	30,850	3,127,656

		$12,076,227

Containers – 0.2%
Brambles Ltd.	169,404	$1,266,884
Crown Holdings, Inc. (a)	6,368	379,915

		$1,646,799

Electrical Equipment – 1.4%
IMI PLC	29,846	$464,531
Johnson Controls International PLC	56,053	2,430,458
Legrand S.A.	17,136	1,198,777
OMRON Corp.	21,000	910,202
Schneider Electric S.A.	35,120	2,698,354
Siemens AG	16,047	2,205,784
Spectris PLC	20,362	669,112

		$10,577,218

Electronics – 1.9%
Analog Devices, Inc.	11,016	$857,045
Halma PLC	57,048	817,324

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – continued
Hirose Electric Co. Ltd.	6,300	$897,319
Intel Corp.	28,194	951,266
NVIDIA Corp.	2,417	349,402
Samsung Electronics Co. Ltd.	795	1,651,632
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	159,681	5,582,448
Texas Instruments, Inc.	44,703	3,439,002

		$14,545,438

Energy – Independent – 0.2%
Occidental Petroleum Corp.	12,171	$728,678
Valero Energy Corp.	13,591	916,849

		$1,645,527

Energy – Integrated – 1.0%
BP PLC	202,923	$1,170,307
Chevron Corp.	9,589	1,000,420
China Petroleum & Chemical Corp.	548,000	427,453
Exxon Mobil Corp.	33,729	2,722,942
Galp Energia SGPS S.A., “B”	53,159	804,784
LUKOIL PJSC, ADR	16,448	801,018
Suncor Energy, Inc.	22,647	661,702

		$7,588,626

Engineering – Construction – 0.2%
Bouygues S.A.	17,913	$755,358
VINCI S.A.	9,815	837,738

		$1,593,096

Entertainment – 0.2%
Time Warner, Inc.	11,571	$1,161,844

Food & Beverages – 1.7%
Bakkafrost P/f	5,815	$218,983
Danone S.A.	21,576	1,621,757
General Mills, Inc.	46,791	2,592,221
J.M. Smucker Co.	5,542	655,785
Marine Harvest	77,888	1,333,157
Nestle S.A.	65,562	5,705,651
Tyson Foods, Inc., “A”	21,961	1,375,417

		$13,502,971

Food & Drug Stores – 0.4%
CVS Health Corp.	27,480	$2,211,041
Wesfarmers Ltd.	25,553	787,958

		$2,998,999

Gaming & Lodging – 0.1%
Sands China Ltd.	155,600	$712,486

Health Maintenance Organizations – 0.1%
Cigna Corp.	5,463	$914,452

Insurance – 2.2%
Aon PLC	21,967	$2,920,513
Athene Holding Ltd. (a)	15,339	760,968
Chubb Ltd.	9,152	1,330,518
Fairfax Financial Holdings Ltd.	3,634	1,574,911
Hiscox Ltd.	41,544	685,561

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Insurance – continued
Legal & General Group PLC	134,527	$452,579
MetLife, Inc.	51,861	2,849,243
Prudential Financial, Inc.	9,889	1,069,396
Swiss Re Ltd.	4,781	437,016
Travelers Cos., Inc.	20,340	2,573,620
Zurich Insurance Group AG	8,972	2,611,414

		$17,265,739

Machinery & Tools – 0.2%
Illinois Tool Works, Inc.	8,881	$1,272,203

Major Banks – 3.1%
Bank of New York Mellon Corp.	36,627	$1,868,710
BNP Paribas	12,328	887,911
BOC Hong Kong Holdings Ltd.	153,000	731,936
Canadian Imperial Bank of Commerce	9,682	786,849
China Construction Bank	2,128,000	1,648,989
Goldman Sachs Group, Inc.	6,876	1,525,784
JPMorgan Chase & Co.	47,515	4,342,871
PNC Financial Services Group, Inc.	8,774	1,095,609
Royal Bank of Canada	13,644	989,463
State Street Corp.	17,525	1,572,518
Sumitomo Mitsui Financial Group, Inc.	10,500	408,798
Svenska Handelsbanken AB, “A”	164,956	2,361,353
Toronto-Dominion Bank	11,539	581,488
UBS AG	140,259	2,375,437
Wells Fargo & Co.	58,960	3,266,974

		$24,444,690

Medical & Health Technology & Services – 0.2%
HCA Healthcare, Inc. (a)	14,686	$1,280,619

Medical Equipment – 0.8%
Abbott Laboratories	38,411	$1,867,159
Danaher Corp.	13,364	1,127,788
Medtronic PLC	28,340	2,515,175
Thermo Fisher Scientific, Inc.	4,389	765,749

		$6,275,871

Metals & Mining – 0.3%
Rio Tinto Ltd.	50,482	$2,131,624

Natural Gas – Distribution – 0.2%
Engie	88,237	$1,331,806

Natural Gas – Pipeline – 0.1%
Williams Partners LP	21,328	$855,466

Network & Telecom – 0.1%
Cisco Systems, Inc.	29,264	$915,963

Oil Services – 0.2%
Schlumberger Ltd.	22,244	$1,464,545

Other Banks & Diversified Financials – 0.8%
Agricultural Bank of China Ltd., “H”	634,000	$299,645
American Express Co.	10,859	914,762
Citigroup, Inc.	7,503	501,801
DBS Group Holdings Ltd.	46,900	706,523
ING Groep N.V.	92,965	1,603,317

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
U.S. Bancorp	44,653	$2,318,384

		$6,344,432

Pharmaceuticals – 2.8%
Bayer AG	26,016	$3,363,644
Eli Lilly & Co.	25,746	2,118,896
Johnson & Johnson (s)	34,127	4,514,661
Merck & Co., Inc.	39,758	2,548,090
Novartis AG	28,751	2,392,668
Pfizer, Inc.	104,678	3,516,134
Roche Holding AG	9,350	2,381,135
Santen Pharmaceutical Co. Ltd.	72,100	976,932

		$21,812,160

Printing & Publishing – 0.3%
Moody’s Corp.	11,809	$1,436,919
RELX N.V.	49,878	1,025,427

		$2,462,346

Railroad & Shipping – 0.1%
Canadian National Railway Co.	6,989	$566,458
Union Pacific Corp.	4,939	537,906

		$1,104,364

Real Estate – 0.7%
Cheung Kong Property Holdings Ltd.	62,000	$485,600
Deutsche Wohnen AG	86,358	3,303,245
Medical Properties Trust, Inc., REIT	73,703	948,558
Public Storage, Inc., REIT	2,127	443,543
Starwood Property Trust, Inc., REIT	23,670	529,971

		$5,710,917

Restaurants – 0.4%
Compass Group PLC	126,019	$2,658,964
Greggs PLC	13,085	184,060

		$2,843,024

Specialty Chemicals – 0.3%
Akzo Nobel N.V.	10,810	$939,456
PTT Global Chemical PLC	549,800	1,108,664

		$2,048,120

Specialty Stores – 0.1%
Gap, Inc.	44,637	$981,568

Telecommunications – Wireless – 0.6%
KDDI Corp.	119,400	$3,158,168
SK Telecom Co. Ltd.	992	230,627
SoftBank Corp.	5,900	477,193
Vodafone Group PLC	209,521	594,219

		$4,460,207

Telephone Services – 0.5%
AT&T, Inc.	8,803	$332,137
Nippon Television Holdings, Inc.	15,500	731,763
TDC A.S.	113,480	659,927
Telefonica S.A.	34,482	355,949

Issuer	Shares/Par		Value ($)
COMMON STOCKS – continued
Telephone Services – continued
Verizon Communications, Inc.		44,614	$1,992,461

			$4,072,237

Tobacco – 2.0%
Altria Group, Inc.		46,537	$3,465,610
British American Tobacco PLC		31,204	2,127,183
Imperial Tobacco Group PLC		8,038	361,027
Japan Tobacco, Inc.		104,100	3,653,102
Philip Morris International, Inc. (s)		54,101	6,354,162

			$15,961,084

Trucking – 0.4%
United Parcel Service, Inc., “B”		16,126	$1,783,374
Yamato Holdings Co. Ltd.		73,200	1,482,874

			$3,266,248

Utilities – Electric Power – 0.8%
American Electric Power Co., Inc.		23,785	$1,652,344
Energias de Portugal S.A.		146,226	478,155
Exelon Corp.		56,412	2,034,781
SSE PLC		76,816	1,453,712
Xcel Energy, Inc.		15,431	707,974

			$6,326,966

Total Common Stocks (Identified Cost, $173,841,087)			$265,943,264

BONDS – 55.6%
Aerospace – 0.1%
Lockheed Martin Corp., 3.55%, 1/15/2026		$749,000	$776,118

Airlines – 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	475,000	$547,088

Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027		$985,000	$974,277

Asset-Backed & Securitized – 3.3%
Cent CLO LP, 2013-17A, “A1”, FRN, 2.469%, 1/30/2025 (n)		$1,239,831	$1,240,464
Cent CLO LP, 2014-21A, “A1”, FRN, 2.38%, 7/27/2026 (n)		1,378,270	1,380,367
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 2.308%, 3/15/2028 (n)		1,560,339	1,572,351
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 2.158%, 6/15/2028 (z)		1,305,067	1,310,828
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)		858,000	854,847
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 2.258%, 7/15/2025 (n)		1,757,000	1,759,595
Dryden Senior Loan Fund, 2014-34A, “AR”, FRN, 2.318%, 10/15/2026 (n)		2,040,000	2,044,123
Flatiron CLO Ltd., 2013-1A, “A2R”, FRN, 2.808%, 1/17/2026 (n)		1,991,841	1,987,452

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.558%, 1/15/2020		$3,710,000	$3,715,351
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 2.306%, 4/25/2025 (n)		1,595,000	1,595,732
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		647,388	647,082
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,570,000	2,646,377
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		659,762	681,082
Octagon Investment Partners XV, Ltd., FRN, 2.554%, 10/25/2025 (n)		2,454,182	2,455,682
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,271,943	2,339,698

			$26,231,031

Automotive – 0.6%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	575,000	$652,596
Ferrari N.V., 1.5%, 3/16/2023	EUR	900,000	1,037,503
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	1,050,000	1,245,318
General Motors Co., 6.6%, 4/01/2036		$794,000	919,945
General Motors Financial Co., Inc., 4.35%, 1/17/2027		354,000	358,357
Valeo S.A., 1.625%, 3/18/2026	EUR	300,000	351,948

			$4,565,667

Biotechnology – 0.1%
Life Technologies Corp., 6%, 3/01/2020		$411,000	$447,927

Broadcasting – 0.4%
Omnicom Group, Inc., 3.65%, 11/01/2024		$357,000	$366,097
Omnicom Group, Inc., 3.6%, 4/15/2026		758,000	762,664
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	715,000	864,182
RELX Finance B.V., 1%, 3/22/2024	EUR	350,000	401,180
Time Warner, Inc., 3.8%, 2/15/2027		$921,000	927,226

			$3,321,349

Brokerage & Asset Managers – 0.5%
CME Group, Inc., 3%, 3/15/2025		$1,000,000	$1,008,934
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		506,000	515,514
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		831,000	869,297
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		676,000	691,747
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		741,000	740,067

			$3,825,559

Issuer	Shares/Par		Value ($)
BONDS – continued
Building – 0.3%
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	440,000	$537,257
Imerys S.A., 1.5%, 1/15/2027	EUR	400,000	454,462
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$367,000	385,144
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		339,000	337,233
Mohawk Industries, Inc., 2%, 1/14/2022	EUR	475,000	567,780
Owens Corning, 4.2%, 12/15/2022		$281,000	296,477

			$2,578,353

Business Services – 0.4%
Cisco Systems, Inc., 2.2%, 2/28/2021		$953,000	$958,150
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		658,000	689,217
Fidelity National Information Services, Inc., 1.1%, 7/15/2024	EUR	130,000	146,896
Fidelity National Information Services, Inc., 5%, 10/15/2025		$386,000	431,040
Fidelity National Information Services, Inc., 3%, 8/15/2026		758,000	733,984
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		379,000	388,784

			$3,348,071

Cable TV – 0.5%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$1,140,000	$1,351,302
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		498,000	496,958
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		886,000	889,090
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	674,000	561,227
Sky PLC, 2.5%, 9/15/2026	EUR	700,000	858,057

			$4,156,634

Chemicals – 0.2%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$727,000	$702,821
LyondellBasell Industries N.V., 5%, 4/15/2019		440,000	459,994
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	500,000	554,075

			$1,716,890

Computer Software – 0.5%
Microsoft Corp., 1.55%, 8/08/2021		$3,000,000	$2,935,284
Microsoft Corp., 4.1%, 2/06/2037		824,000	887,549

			$3,822,833

Computer Software – Systems – 0.4%
Apple, Inc., 2.7%, 5/13/2022		$1,582,000	$1,610,906
Apple, Inc., 3.6%, 7/31/2042	GBP	300,000	451,077
Apple, Inc., 3.85%, 8/04/2046		$891,000	890,391

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Computer Software – Systems – continued
Apple, Inc., 4.25%, 2/09/2047		$225,000	$238,639

			$3,191,013

Conglomerates – 0.2%
Johnson Controls International PLC, 1.375%, 2/25/2025	EUR	400,000	$452,187
Johnson Controls International PLC, 4.5%, 2/15/2047		$184,000	195,573
Parker-Hannifin Corp., 1.125%, 3/01/2025 (z)	EUR	170,000	193,456
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		$474,000	495,300
Smiths Group PLC, 2%, 2/23/2027	EUR	500,000	579,727

			$1,916,243

Consumer Products – 0.4%
Essity AB, 1.625%, 3/30/2027	EUR	600,000	$684,006
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$577,000	606,481
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		1,743,000	1,719,949

			$3,010,436

Consumer Services – 0.5%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	600,000	$694,275
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	310,000	374,577
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	950,000	1,074,089
Visa, Inc., 2.8%, 12/14/2022		$1,488,000	1,514,988

			$3,657,929

Defense Electronics – 0.1%
BAE Systems PLC, 4.125%, 6/08/2022	GBP	350,000	$510,402

Electronics – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$1,135,000	$1,165,532
Tyco Electronics Group S.A., 2.375%, 12/17/2018		778,000	782,968
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	850,000	973,938

			$2,922,438

Emerging Market Quasi-Sovereign – 1.2%
BPRL International Singapore Pte. Ltd., 4.375%, 1/18/2027		$2,116,000	$2,190,405
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		2,183,000	2,224,762
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		1,570,000	1,768,435
Pertamina PT, 6%, 5/03/2042 (n)		2,084,000	2,249,682
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		266,000	285,751
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		1,024,000	1,019,177

			$9,738,212

Issuer	Shares/Par		Value ($)
BONDS – continued
Emerging Market Sovereign – 0.7%
Republic of Hungary, 5.375%, 2/21/2023		$1,972,000	$2,193,850
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	500,000	612,249
Republic of Indonesia, 7%, 5/15/2022	IDR	32,658,000,000	2,482,278

			$5,288,377

Energy – Independent – 0.3%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$2,260,000	$2,176,425

Energy – Integrated – 0.1%
BP Capital Markets PLC, 1.117%, 1/25/2024	EUR	500,000	$577,276

Entertainment – 0.1%
Carnival Corp., 1.875%, 11/07/2022	EUR	820,000	$987,012

Financial Institutions – 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$859,000	$909,120

Food & Beverages – 0.7%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	400,000	$443,495
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$342,000	360,677
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,130,000	1,163,596
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		1,479,000	1,627,851
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	600,000	690,833
Fomento Economico Mexicano S.A.B. de C.V., 1.75%, 3/20/2023	EUR	750,000	879,312
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		$409,000	415,827

			$5,581,591

Food & Drug Stores – 0.3%
CVS Health Corp., 2.125%, 6/01/2021		$1,235,000	$1,219,943
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		1,164,000	1,182,286

			$2,402,229

Forest & Paper Products – 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$590,000	$645,442

Gaming & Lodging – 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	660,000	$949,887

Insurance – 0.2%
American International Group, Inc., 1.875%, 6/21/2027	EUR	270,000	$305,100
Bupa Finance PLC, 2%, 4/05/2024	GBP	400,000	520,756

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Insurance – continued
Hiscox Ltd., 6.125%, 11/24/2045	GBP	300,000	$440,319
NN Group N.V., 4.625 to 4/08/2024, FRN to 4/08/2044	EUR	100,000	126,021

			$1,392,196

Insurance – Health – 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$850,000	$848,525

Insurance – Property & Casualty – 0.8%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$636,000	$644,427
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	400,000	420,265
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$400,000	439,547
Chubb Corp., FRN, 3.408%, 3/29/2067		1,010,000	1,002,425
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		267,000	268,522
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		839,000	892,600
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	200,000	243,856
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	200,000	243,856
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$505,000	509,887
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		359,000	383,663
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	400,000	582,834
XLIT Ltd. Co., 3.25% to 6/29/2027, FRN to 6/29/2047	EUR	610,000	688,065

			$6,319,947

International Market Quasi-Sovereign – 0.7%
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$710,000	$732,010
Statoil A.S.A., 4.25%, 11/23/2041		1,260,000	1,290,624
Statoil A.S.A., FRN, 1.471%, 5/15/2018		759,000	760,039
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		2,880,000	2,844,929

			$5,627,602

International Market Sovereign – 19.0%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	5,584,000	$4,877,349
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,208,000	1,004,524
Federal Republic of Germany, 1.75%, 2/15/2024	EUR	8,215,000	10,461,777
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	1,661,000	2,452,649
Government of Canada, 4.25%, 6/01/2018	CAD	4,927,000	3,910,673
Government of Canada, 2.5%, 6/01/2024	CAD	5,246,000	4,291,704

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
Government of Canada, 5.75%, 6/01/2033	CAD	2,402,000	$2,801,994
Government of Canada, 4%, 6/01/2041	CAD	1,043,000	1,080,938
Government of Japan, 0.4%, 9/20/2025	JPY	821,000,000	7,520,718
Government of Japan, 0.3%, 12/20/2025	JPY	37,550,000	341,173
Government of Japan, 2.2%, 9/20/2027	JPY	1,104,450,000	11,912,152
Government of Japan, 1.7%, 9/20/2032	JPY	911,450,000	9,739,286
Government of Japan, 1.5%, 3/20/2034	JPY	1,278,000,000	13,333,582
Government of Japan, 2.4%, 3/20/2037	JPY	321,000,000	3,814,813
Government of Japan, 1.8%, 3/20/2043	JPY	569,400,000	6,294,205
Government of Japan, 2%, 3/20/2052	JPY	129,250,000	1,510,803
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	445,000	682,035
Kingdom of Belgium, 4%, 3/28/2032	EUR	3,978,000	6,310,464
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	14,845,000	2,537,629
Kingdom of Spain, 5.4%, 1/31/2023	EUR	1,982,000	2,873,932
Kingdom of Spain, 2.75%, 10/31/2024	EUR	2,870,000	3,679,193
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,115,000	3,263,761
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	2,549,000	4,360,459
Republic of France, 6%, 10/25/2025	EUR	3,951,000	6,554,149
Republic of France, 4.75%, 4/25/2035	EUR	1,505,000	2,644,479
Republic of France, 4.5%, 4/25/2041	EUR	895,000	1,607,508
Republic of Ireland, 5.4%, 3/13/2025	EUR	49,000	75,925
Republic of Italy, 3.75%, 3/01/2021	EUR	8,531,000	10,934,746
Republic of Italy, 5.5%, 9/01/2022	EUR	3,777,000	5,291,256
United Kingdom Treasury, 5%, 3/07/2018	GBP	2,069,000	2,780,381
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	1,649,000	2,774,020
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,392,000	2,520,697
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	1,637,000	2,721,963
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	799,000	1,569,717
United Kingdom Treasury, 4%, 1/22/2060	GBP	344,000	755,891

			$149,286,545

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Local Authorities – 0.2%
Province of Alberta, 1.25%, 6/01/2020	CAD	489,000	$373,949
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	635,919
Province of Manitoba, 4.15%, 6/03/2020	CAD	430,000	356,169

			$1,366,037

Major Banks – 3.2%
Bank of America Corp., 1.75%, 6/05/2018		$750,000	$750,995
Bank of America Corp., 7.625%, 6/01/2019		690,000	760,844
Bank of America Corp., 2.625%, 4/19/2021		972,000	976,308
Bank of America Corp., 3.5%, 4/19/2026		974,000	977,317
Bank of America Corp., 3.248%, 10/21/2027		1,280,000	1,236,906
Barclays Bank PLC, 6%, 1/14/2021	EUR	548,000	729,741
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	350,000	467,824
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	507,602
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,265,000	1,421,607
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		530,000	531,052
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,486,000	1,673,049
HSBC Bank PLC, FRN, 1.821%, 5/15/2018 (n)		1,833,000	1,840,363
HSBC Holdings PLC, 4.375%, 11/23/2026		743,000	770,952
HSBC Holdings PLC, 6% to 5/22/2027, FRN to 11/22/2065		755,000	780,670
JPMorgan Chase & Co., 4.25%, 10/15/2020		1,579,000	1,676,713
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,647,000	1,589,521
JPMorgan Chase & Co., 3.54% to 5/01/2027, FRN to 5/01/2028		745,000	747,256
Morgan Stanley, 2.2%, 12/07/2018		751,000	754,743
Morgan Stanley, 2.5%, 4/21/2021		650,000	649,499
Morgan Stanley, 5.5%, 7/28/2021		850,000	942,527
Morgan Stanley, 3.125%, 7/27/2026		831,000	807,937
Morgan Stanley, 2.625%, 3/09/2027	GBP	350,000	455,507
Morgan Stanley, 3.95%, 4/23/2027		$636,000	641,735
Nationwide Building Society, 1.25%, 3/03/2025	EUR	470,000	547,105
Nordea Bank AB, 1%, 9/07/2026	EUR	400,000	456,091
PNC Bank N.A., 2.6%, 7/21/2020		$873,000	885,357
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	500,000	584,540
Wells Fargo & Co., 4.1%, 6/03/2026		$760,000	786,957

			$24,950,718

Issuer	Shares/Par		Value ($)
BONDS – continued
Medical & Health Technology & Services – 0.5%
Baxter International, Inc., 1.3%, 5/30/2025	EUR	520,000	$591,803
Becton, Dickinson and Co., 3.734%, 12/15/2024		$619,000	629,143
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,025,000	1,046,078
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		141,000	145,310
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		910,000	917,387
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		394,000	383,120

			$3,712,841

Medical Equipment – 0.2%
Medtronic, Inc., 3.5%, 3/15/2025		$1,853,000	$1,927,605

Metals & Mining – 0.3%
Barrick Gold Corp., 4.1%, 5/01/2023		$539,000	$583,133
Cameco Corp., 5.67%, 9/02/2019	CAD	679,000	553,876
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	760,000	881,167
Glencore Finance (Europe) S.A., 1.75%, 3/17/2025	EUR	500,000	557,661

			$2,575,837

Midstream – 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$705,000	$734,126
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,493,000	1,511,132
Enbridge, Inc., 5.5%, 12/01/2046		232,000	259,495
Enterprise Products Operating LLC, 1.65%, 5/07/2018		1,250,000	1,248,953
Enterprise Products Operating LLC, 3.9%, 2/15/2024		513,000	533,586
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028 (n)		1,780,000	1,798,355

			$6,085,647

Mortgage-Backed – 5.2%
Fannie Mae, 5.286%, 6/01/2018		$380,362	$387,355
Fannie Mae, 3.829%, 7/01/2018		1,116,944	1,134,843
Fannie Mae, 4.57%, 5/01/2019		217,618	225,345
Fannie Mae, 4.6%, 9/01/2019		575,569	606,646
Fannie Mae, 4.45%, 10/01/2019		400,392	422,211
Fannie Mae, 5%, 12/01/2020 – 8/01/2040		3,053,688	3,349,790
Fannie Mae, 4.5%, 7/01/2023 – 2/01/2046		10,570,473	11,419,443
Fannie Mae, 4%, 3/01/2025 – 2/01/2041		5,232,816	5,524,011
Fannie Mae, 5.5%, 11/01/2036 – 4/01/2037		243,981	272,397
Fannie Mae, 6%, 9/01/2037 – 6/01/2038		418,357	472,850

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 3.5%, 5/01/2043 – 1/01/2047		$4,494,041	$4,638,584
Freddie Mac, 3.882%, 11/25/2017		244,703	245,397
Freddie Mac, 2.699%, 5/25/2018		689,660	695,061
Freddie Mac, 2.323%, 10/25/2018		441,101	444,615
Freddie Mac, 5.085%, 3/25/2019		30,000	31,366
Freddie Mac, 4.186%, 8/25/2019		650,000	680,457
Freddie Mac, 2.757%, 5/25/2020		52,000	52,184
Freddie Mac, 3.32%, 7/25/2020		467,474	471,099
Freddie Mac, 4%, 7/01/2025		197,743	207,565
Freddie Mac, 2.673%, 3/25/2026		2,800,000	2,780,254
Freddie Mac, 5.5%, 5/01/2034 – 7/01/2037		67,625	75,460
Freddie Mac, 5%, 10/01/2036 – 7/01/2041		1,159,183	1,273,094
Freddie Mac, 4.5%, 12/01/2039 – 5/01/2042		1,960,129	2,106,955
Freddie Mac, 3.5%, 1/01/2047		1,775,727	1,825,679
Ginnie Mae, 5%, 5/15/2040		175,405	192,502
Ginnie Mae, 3.5%, 6/20/2043		1,602,568	1,666,951

			$41,202,114

Natural Gas – Distribution – 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,420,000	$1,473,250

Network & Telecom – 1.2%
AT&T, Inc., 2.45%, 6/30/2020		$739,000	$742,795
AT&T, Inc., 3%, 6/30/2022		1,936,000	1,937,001
AT&T, Inc., 1.8%, 9/04/2026	EUR	300,000	339,424
AT&T, Inc., 3.15%, 9/04/2036	EUR	270,000	304,063
AT&T, Inc., 4.25%, 6/01/2043	GBP	300,000	415,557
AT&T, Inc., 4.75%, 5/15/2046		$1,660,000	1,627,803
British Telecom PLC, 5.75%, 12/07/2028	GBP	250,000	425,532
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	500,000	567,330
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$2,129,000	2,191,991
Verizon Communications, Inc., 4.812%, 3/15/2039 (z)		591,000	597,393

			$9,148,889

Oils – 0.2%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$452,000	$464,951
Marathon Petroleum Corp., 3.625%, 9/15/2024		500,000	505,221
Phillips 66, 4.875%, 11/15/2044		795,000	852,167

			$1,822,339

Other Banks & Diversified Financials – 0.6%
Arion Banki, 2.5%, 4/26/2019	EUR	126,000	$149,162
Bank of Iceland, 1.75%, 9/07/2020	EUR	800,000	937,833
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	300,000	360,137
BPCE S.A., 4.5%, 3/15/2025 (n)		$384,000	394,717

Issuer	Shares/Par		Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
Citizens Bank N.A., 2.55%, 5/13/2021		$471,000	$471,260
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	200,000	261,341
ING Groep N.V., 3.95%, 3/29/2027		$658,000	684,217
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	450,000	652,794
KBC Groep N.V., 2.375% to 11/25/2019, FRN to 11/25/2024	EUR	600,000	713,524
U.S. Bancorp, 0.85%, 6/07/2024	EUR	320,000	361,967

			$4,986,952

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$437,000	$434,000
Equifax, Inc., 3.3%, 12/15/2022		717,000	733,336

			$1,167,336

Pharmaceuticals – 0.3%
Celgene Corp., 2.875%, 8/15/2020		$1,479,000	$1,512,393
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		238,000	245,444
Gilead Sciences, Inc., 2.35%, 2/01/2020		448,000	452,277

			$2,210,114

Real Estate – Apartment – 0.1%
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	550,000	$670,572

Real Estate – Office – 0.2%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,050,000	$1,249,424

Real Estate – Retail – 0.1%
Simon International Finance S.C.A., REIT, 1.375%, 11/18/2022	EUR	400,000	$469,734

Retailers – 0.4%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,107,000	$1,204,772
Home Depot, Inc., 2.625%, 6/01/2022		695,000	705,507
Home Depot, Inc., 3%, 4/01/2026		830,000	834,430
Kering S.A., 1.25%, 5/10/2026	EUR	200,000	229,334

			$2,974,043

Specialty Chemicals – 0.1%
Ecolab, Inc., 2.625%, 7/08/2025	EUR	325,000	$407,185

Supermarkets – 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	$584,618
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	300,000	413,653

			$998,271

Supranational – 0.2%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	420,000	$326,679
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	389,496

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Supranational – continued
International Finance Corp., 3.25%, 7/22/2019	AUD	675,000	$530,414

			$1,246,589

Telecommunications – Wireless – 0.5%
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	600,000	$694,977
American Tower Corp., REIT, 4.7%, 3/15/2022		$327,000	354,057
American Tower Corp., REIT, 3.5%, 1/31/2023		812,000	832,773
American Tower Corp., REIT, 1.375%, 4/04/2025	EUR	270,000	303,494
Crown Castle International Corp., 2.25%, 9/01/2021		$1,072,000	1,054,637
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	428,639
SBA Tower Trust, 2.898%, 10/15/2044 (n)		349,000	350,838

			$4,019,415

Telephone Services – 0.1%
Chorus Ltd. Co., 1.125%, 10/18/2023	EUR	400,000	$454,171
TELUS Corp., 5.05%, 7/23/2020	CAD	687,000	577,063

			$1,031,234

Tobacco – 0.4%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	500,000	$561,717
Imperial Brands Finance PLC, 1.375%, 1/27/2025	EUR	300,000	340,691
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$660,000	696,630
Reynolds American, Inc., 8.125%, 6/23/2019		327,000	364,708
Reynolds American, Inc., 3.25%, 6/12/2020		266,000	273,857
Reynolds American, Inc., 4.45%, 6/12/2025		258,000	276,408
Reynolds American, Inc., 5.7%, 8/15/2035		819,000	970,517

			$3,484,528

Transportation – Services – 0.5%
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	250,000	$293,177
Autrostrade per L’italia Group, 1.125%, 11/04/2021	EUR	600,000	706,966
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	500,000	530,702
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$824,000	1,069,639
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)		839,000	827,010
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	384,010

			$3,811,504

Issuer	Shares/Par		Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 5.09%, 10/01/2025		$8,573	$9,076
Small Business Administration, 5.21%, 1/01/2026		279,090	297,832
Small Business Administration, 5.31%, 5/01/2027		91,600	97,771
Small Business Administration, 2.22%, 3/01/2033		1,583,141	1,563,450

			$1,968,129

U.S. Treasury Obligations – 4.1%
U.S. Treasury Bonds, 4.5%, 2/15/2036 (f)		$3,832,000	$4,946,273
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		2,370,000	3,070,262
U.S. Treasury Bonds, 3.625%, 2/15/2044 (f)		6,353,000	7,320,594
U.S. Treasury Notes, 3.5%, 5/15/2020 (f)		9,797,000	10,335,453
U.S. Treasury Notes, 1.75%, 5/15/2022 (f)		4,384,000	4,360,024
U.S. Treasury Notes, 1.5%, 8/15/2026 (f)		2,663,000	2,491,258

			$32,523,864

Utilities – Electric Power – 1.9%
Duke Energy Corp., 2.65%, 9/01/2026		$995,000	$944,985
Duke Energy Florida LLC, 3.2%, 1/15/2027		842,000	852,773
EDP Finance B.V., 4.9%, 10/01/2019 (n)		416,000	436,821
EDP Finance B.V., 4.125%, 1/20/2021	EUR	500,000	641,177
EDP Finance B.V., 2%, 4/22/2025	EUR	300,000	348,227
Emera U.S. Finance LP, 2.7%, 6/15/2021		$376,000	376,576
Emera U.S. Finance LP, 3.55%, 6/15/2026		430,000	430,995
Enel Americas S.A., 4%, 10/25/2026		1,891,000	1,911,801
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	200,000	318,110
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$1,116,000	1,148,318
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		1,180,000	1,231,319
Exelon Corp., 3.497%, 6/01/2022		700,000	715,149
FirstEnergy Corp., 3.9%, 7/15/2027		304,000	304,972
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	200,000	319,173
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$992,000	1,007,757
PPL Capital Funding, Inc., 3.1%, 5/15/2026		1,033,000	1,010,985
PPL Capital Funding, Inc., 5%, 3/15/2044		473,000	533,252

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	$280,000	$302,137
Public Service Enterprise Group, 2%, 11/15/2021	1,215,000	1,187,624
Virginia Electric & Power Co., 3.5%, 3/15/2027	1,200,000	1,233,895

		$15,256,046

Total Bonds (Identified Cost, $430,165,233)		$436,990,861

PREFERRED STOCKS – 0.4%
Automotive – 0.1%
Hyundai Motor Co. Ltd.	2,633	$268,098

Consumer Products – 0.3%
Henkel AG & Co. KGaA	18,415	$2,534,439

Other Banks & Diversified Financials – 0.0%
Itau Unibanco Holding S.A.	19,500	$216,314

Total Preferred Stocks (Identified Cost, $1,363,636)		$3,018,851

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)
PUT OPTIONS PURCHASED – 0.0%
Nasdaq 100 Stock Index – December 2017 @ $4,700	34	$153,680
S&P 500 Index – September 2017 @ $1,950	35	8,925

Total Put Options Purchased (Premiums Paid, $157,323)		$162,605

Issuer	Shares/Par
MONEY MARKET FUNDS – 7.3%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $57,476,785)	57,479,840	$57,479,840

Total Investments (Identified Cost, $663,004,064)		$763,595,421

OTHER ASSETS, LESS LIABILITIES – 2.8%		22,197,513

NET ASSETS – 100.0%		$785,792,934

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $52,400,869, representing 6.7% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 2.158%, 6/15/2028	6/14/16	$1,305,067	$1,310,828
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	224,279	243,856
Parker-Hannifin Corp., 1.125%, 3/01/2025	2/21/17	178,409	193,456
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	679,852	612,249
Verizon Communications, Inc., 4.812%, 3/15/2039	9/11/13-1/31/17	590,638	597,393
Total Restricted Securities			$2,957,782
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thailand Baht

TRY	Turkish Lira

ZAR	South African Rand

Derivative Contracts at 6/30/17

Forward Foreign Currency Exchange Contracts at 6/30/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	17,770,664	8/15/17	$13,390,000	$13,651,378	$261,378
BUY	AUD	Merrill Lynch International	6,478,000	8/10/17	4,969,976	4,976,672	6,696
BUY	CAD	Barclays Bank PLC	2,562,000	8/10/17	1,938,522	1,976,907	38,385
BUY	CAD	Citibank N.A.	10,517,611	8/10/17	8,066,014	8,115,669	49,655
BUY	CAD	JPMorgan Chase Bank N.A.	5,974,445	8/10/17-8/15/17	4,507,365	4,610,206	102,841
BUY	CAD	Morgan Stanley Capital Services, Inc.	660,000	8/10/17	497,073	509,274	12,201
BUY	CHF	Deutsche Bank AG	3,540,000	8/10/17	3,680,637	3,700,022	19,385
BUY	CHF	Goldman Sachs International	1,743,458	8/15/17	1,739,076	1,822,838	83,762
BUY	CHF	JPMorgan Chase Bank N.A.	2,377,897	8/15/17	2,454,000	2,486,162	32,162
BUY	CZK	Barclays Bank PLC	15,672,000	8/10/17	671,872	686,840	14,968
BUY	EUR	Goldman Sachs International	24,588,084	8/10/17-8/15/17	27,806,739	28,137,418	330,679
BUY	EUR	JPMorgan Chase Bank N.A.	581,525	8/10/17	650,019	665,413	15,394
BUY	EUR	Morgan Stanley Capital Services, Inc.	6,001,208	7/19/17	6,704,970	6,859,192	154,222
SELL	EUR	Goldman Sachs International	168,293	8/10/17	192,908	192,570	338
BUY	GBP	JPMorgan Chase Bank N.A.	940,886	8/10/17	1,202,464	1,226,841	24,377
BUY	ILS	Barclays Bank PLC	2,860,000	8/10/17	809,449	820,972	11,523
BUY	INR	Barclays Bank PLC	1,364,000	7/12/17	20,991	21,083	92
SELL	JPY	Deutsche Bank AG	66,072,000	8/10/17	594,610	588,321	6,289
SELL	JPY	JPMorgan Chase Bank N.A.	2,597,390,272	8/10/17-8/15/17	23,355,175	23,131,336	223,839
SELL	KRW	JPMorgan Chase Bank N.A.	6,083,816,100	8/14/17	5,373,684	5,320,330	53,354
BUY	MXN	JPMorgan Chase Bank N.A.	34,324,081	8/10/17	1,860,132	1,880,506	20,374

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/17 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	NOK	Goldman Sachs International	207,851,487	8/10/17-8/15/17	$23,983,172	$24,916,560	$933,388
BUY	NOK	JPMorgan Chase Bank N.A.	97,745,214	8/15/17	11,436,676	11,717,408	280,732
BUY	NZD	Goldman Sachs International	28,205,354	8/15/17	20,475,000	20,653,921	178,921
BUY	NZD	JPMorgan Chase Bank N.A.	4,075,028	8/10/17	2,904,523	2,984,300	79,777
BUY	NZD	Morgan Stanley Capital Services, Inc.	3,987,000	8/10/17	2,834,744	2,919,834	85,090
BUY	PLN	JPMorgan Chase Bank N.A.	4,992,931	8/10/17	1,339,416	1,347,144	7,728
BUY	SEK	Goldman Sachs International	156,871,202	8/10/17-8/15/17	18,134,646	18,660,628	525,982
BUY	SGD	Deutsche Bank AG	1,438,000	8/10/17	1,043,610	1,045,068	1,458
BUY	THB	JPMorgan Chase Bank N.A.	56,941,650	7/24/17	1,648,314	1,678,701	30,387

							$3,585,377

Liability Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	24,870,377	8/10/17-8/15/17	$18,532,623	$19,105,682	$(573,059)
SELL	CAD	JPMorgan Chase Bank N.A.	10,859,010	8/15/17	7,941,611	8,379,690	(438,079)
SELL	CAD	Merrill Lynch International	20,925,846	8/10/17	15,541,726	16,146,940	(605,214)
SELL	CHF	JPMorgan Chase Bank N.A.	40,870,238	8/10/17-8/15/17	40,893,320	42,730,916	(1,837,596)
SELL	CZK	Barclays Bank PLC	5,821,000	8/10/17	247,847	255,111	(7,264)
SELL	DKK	Goldman Sachs International	6,373,569	8/10/17	965,227	980,882	(15,655)
SELL	DKK	JPMorgan Chase Bank N.A.	10,498,333	8/15/17	1,546,197	1,616,133	(69,936)
BUY	EUR	Citibank N.A.	4,349,000	8/10/17	4,986,625	4,976,371	(10,254)
SELL	EUR	Citibank N.A.	875,865	8/10/17	982,537	1,002,214	(19,677)
SELL	EUR	Deutsche Bank AG	129,704	8/10/17	146,731	148,414	(1,683)
SELL	EUR	Goldman Sachs International	81,279,810	8/10/17-8/15/17	89,071,071	93,028,644	(3,957,573)
SELL	EUR	JPMorgan Chase Bank N.A.	32,837,058	8/10/17-8/15/17	35,887,935	37,583,583	(1,695,648)
SELL	EUR	Morgan Stanley Capital Services, Inc.	650,000	8/10/17	740,932	743,767	(2,835)
SELL	GBP	Brown Brothers Harriman	327,500	8/10/17	425,856	427,034	(1,178)
SELL	GBP	Goldman Sachs International	67,000	8/10/17	85,522	87,363	(1,841)
SELL	GBP	JPMorgan Chase Bank N.A.	16,534,998	8/15/17	21,255,982	21,563,413	(307,431)
SELL	GBP	Merrill Lynch International	721,993	8/10/17	932,111	941,422	(9,311)
SELL	ILS	JPMorgan Chase Bank N.A.	2,517,156	8/15/17	700,273	722,704	(22,431)
BUY	INR	JPMorgan Chase Bank N.A.	312,560,000	7/14/17	4,831,584	4,829,878	(1,706)
BUY	JPY	Goldman Sachs International	3,330,451,317	8/10/17	30,520,607	29,655,139	(865,468)
BUY	JPY	JPMorgan Chase Bank N.A.	444,159,599	8/15/17	4,030,000	3,955,732	(74,268)
SELL	JPY	JPMorgan Chase Bank N.A.	5,365,951,215	8/15/17	47,746,576	47,789,722	(43,146)
BUY	KRW	JPMorgan Chase Bank N.A.	7,238,553,000	8/14/17	6,393,634	6,330,154	(63,480)
BUY	MYR	JPMorgan Chase Bank N.A.	5,986,756	7/31/17	1,401,939	1,393,172	(8,767)
SELL	NOK	Goldman Sachs International	26,523,450	8/15/17	3,129,000	3,179,553	(50,553)
SELL	NZD	Goldman Sachs International	30,722,248	8/10/17-8/15/17	21,676,873	22,497,433	(820,560)
BUY	RUB	JPMorgan Chase Bank N.A.	31,226,000	7/10/17	545,526	528,918	(16,608)
SELL	SEK	Deutsche Bank AG	2,605,000	8/10/17	298,592	309,828	(11,236)
SELL	SEK	Goldman Sachs International	123,556,544	8/15/17	13,974,597	14,699,355	(724,758)
SELL	SEK	JPMorgan Chase Bank N.A.	20,398,093	8/15/17	2,306,706	2,426,734	(120,028)
SELL	SGD	JPMorgan Chase Bank N.A.	1,238,213	8/15/17	878,556	899,941	(21,385)
BUY	ZAR	JPMorgan Chase Bank N.A.	18,564,135	8/10/17	1,431,685	1,410,350	(21,335)

							$(12,419,963)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts at 6/30/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index (Short)	EUR	184	$21,288,756	July - 2017	$671,847
ASX SPI 200 Index (Short)	AUD	256	27,787,654	September - 2017	235,327
BIST 30 Index (Long)	TRY	6,188	22,111,620	August - 2017	134,842
Bovespa Index (Long)	BRL	1,174	22,540,913	August - 2017	332,474
FTSE JSE Top 40 Index (Short)	ZAR	645	22,522,370	September - 2017	25,749
Hang Seng China Enterprises Index (Short)	HKD	124	8,095,985	July - 2017	83,533
KOSPI 200 Index (Long)	KRW	69	4,717,498	September - 2017	55,030
Mexican Bolsa Index (Long)	MXN	272	7,542,338	September - 2017	140,880
MSCI Singapore Index (Long)	SGD	495	12,887,797	July - 2017	44,943
Russell 2000 Index (Short)	USD	389	27,508,135	September - 2017	140,118
E-Mini S&P 500 index (Short)	USD	198	23,966,910	September - 2017	77,328
SGX NIFTY 50 Index (Short)	USD	1,139	21,683,143	July - 2017	313,050
S&P/TSX 60 Index (Short)	CAD	187	25,644,725	September - 2017	498,655
TOPIX Index (Long)	JPY	52	7,450,367	September - 2017	43,412

					$2,797,188

Interest Rate Futures
Canadian Treasury Bond 10 yr (Short)	CAD	369	$39,993,021	September -2017	$1,114,285
U.K. Gilt 10 yr (Short)	GBP	495	80,956,558	September -2017	1,642,415
U.S. Treasury Note 10 yr (Short)	USD	401	50,338,031	September -2017	197,640

					$2,954,340

					$5,751,528

Liability Derivatives
Equity Futures
CAC 40 Index (Long)	EUR	366	$21,388,340	July - 2017	$(565,256)
DAX Index (Long)	EUR	32	11,257,027	September - 2017	(371,515)
FTSE 100 Index (Long)	GBP	141	13,300,518	September - 2017	(430,006)
FTSE/MIB Index (Long)	EUR	191	22,359,344	September - 2017	(579,899)
Hang Seng Index (Long)	HKD	137	22,447,438	July - 2017	(57,192)
IBEX 35 Index (Long)	EUR	180	21,393,171	July - 2017	(723,908)
OMX 30 Index (Long)	SEK	171	3,253,175	July - 2017	(94,383)

					$(2,822,159)

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	252	$25,035,957	September - 2017	$(424,556)
German Euro Bund 10 yr (Long)	EUR	390	72,103,109	September - 2017	(1,377,387)
Japan Government Bond 10 yr (Long)	JPY	25	33,365,192	September - 2017	(76,528)

					$(1,878,471)

					$(4,700,630)

At June 30, 2017, the fund had cash collateral of $10,014,909 and other liquid securities with an aggregate value of $23,981,264 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Restricted cash” and “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $605,527,279)	$706,115,581
Underlying affiliated funds, at value (identified cost, $57,476,785)	57,479,840
Total investments, at value (identified cost, $663,004,064)	$763,595,421
Cash	149,461
Restricted cash	5,043,000
Foreign currency, at value (identified cost, $36,722)	37,350
Deposits with brokers	4,971,909
Receivables for
Forward foreign currency exchange contracts	3,585,377
Daily variation margin on open futures contracts	76,762
Investments sold	18,042,471
Fund shares sold	15,770
Interest and dividends	4,803,950
Other assets	2,866
Total assets	$800,324,337
Liabilities
Payables for
Forward foreign currency exchange contracts	$12,419,963
Daily variation margin on open futures contracts	150,000
Investments purchased	1,167,203
Fund shares reacquired	539,250
Payable to affiliates
Investment adviser	30,816
Shareholder servicing costs	108
Distribution and/or service fees	10,005
Payable for independent Trustees’ compensation	431
Deferred country tax expense payable	31,090
Accrued expenses and other liabilities	182,537
Total liabilities	$14,531,403
Net assets	$785,792,934
Net assets consist of
Paid-in capital	$651,918,744
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $31,090 deferred country tax)	92,716,249
Accumulated net realized gain (loss) on investments and foreign currency	16,840,786
Undistributed net investment income	24,317,155
Net assets	$785,792,934
Shares of beneficial interest outstanding	49,611,320

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$57,826,728	3,590,578	$16.11
Service Class	727,966,206	46,020,742	15.82

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Interest	$5,602,615
Dividends	4,930,300
Dividends from underlying affiliated funds	242,573
Foreign taxes withheld	(298,064)
Total investment income	$10,477,424
Expenses
Management fee	$2,765,649
Distribution and/or service fees	910,794
Shareholder servicing costs	10,663
Administrative services fee	68,264
Independent Trustees’ compensation	7,952
Custodian fee	62,968
Shareholder communications	32,765
Audit and tax fees	40,214
Legal fees	4,408
Miscellaneous	172,756
Total expenses	$4,076,433
Reduction of expenses by investment adviser	(30,174)
Net expenses	$4,046,259
Net investment income	$6,431,165
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $3,796 country tax)	$9,087,841
Underlying affiliated funds	(5,123)
Futures contracts	11,390,215
Swap agreements	259,302
Foreign currency	586,036
Net realized gain (loss) on investments and foreign currency	$21,318,271
Change in unrealized appreciation (depreciation)
Investments (net of $13,089 increase in deferred country tax)	$34,102,449
Futures contracts	2,511,626
Swap agreements	(102,280)
Translation of assets and liabilities in foreign currencies	(11,072,592)
Net unrealized gain (loss) on investments and foreign currency translation	$25,439,203
Net realized and unrealized gain (loss) on investments and foreign currency	$46,757,474
Change in net assets from operations	$53,188,639

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF CHANGES IN NET ASSETS (unaudited)

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$6,431,165	$13,652,018
Net realized gain (loss) on investments and foreign currency	21,318,271	10,717,476
Net unrealized gain (loss) on investments and foreign currency translation	25,439,203	24,948,512
Change in net assets from operations	$53,188,639	$49,318,006
Distributions declared to shareholders
From net realized gain on investments	$—	$(44,278,276)
Change in net assets from fund share transactions	$(59,224,161)	$(50,184,585)
Total change in net assets	$(6,035,522)	$(45,144,855)
Net assets
At beginning of period	791,828,456	836,973,311
At end of period (including undistributed net investment income of $24,317,155 and $17,885,990, respectively)	$785,792,934	$791,828,456

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.04		$14.92		$16.43	$16.20	$15.27	$14.22
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	(c)	$0.29	$0.37	$0.32	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.93		0.67		(0.66)	0.36	1.02	1.04
Total from investment operations	$1.07		$0.96		$(0.37)	$0.73	$1.34	$1.34
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.87)	$(0.48)	$(0.41)	$(0.29)
From net realized gain on investments	—		(0.84)		(0.27)	(0.02)	—	—
Total distributions declared to shareholders	$—		$(0.84)		$(1.14)	$(0.50)	$(0.41)	$(0.29)
Net asset value, end of period (x)	$16.11		$15.04		$14.92	$16.43	$16.20	$15.27
Total return (%) (k)(r)(s)(x)	7.11	(n)	6.24	(c)	(2.23)	4.46	8.91	9.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.79	(c)	0.76	0.76	0.75	0.76
Expenses after expense reductions (f)	0.80	(a)	0.78	(c)	0.75	0.75	0.75	0.76
Net investment income	1.87	(a)	1.88	(c)	1.80	2.23	2.04	2.02
Portfolio turnover	17	(n)	38		57	32	65	38
Net assets at end of period (000 omitted)	$57,827		$58,053		$63,253	$76,670	$75,559	$73,189

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$14.79		$14.72		$16.22	$15.99	$15.09	$14.06
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.25	(c)	$0.25	$0.33	$0.28	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.91		0.66		(0.66)	0.35	0.99	1.03
Total from investment operations	$1.03		$0.91		$(0.41)	$0.68	$1.27	$1.29
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.82)	$(0.43)	$(0.37)	$(0.26)
From net realized gain on investments	—		(0.84)		(0.27)	(0.02)	—	—
Total distributions declared to shareholders	$—		$(0.84)		$(1.09)	$(0.45)	$(0.37)	$(0.26)
Net asset value, end of period (x)	$15.82		$14.79		$14.72	$16.22	$15.99	$15.09
Total return (%) (k)(r)(s)(x)	6.96	(n)	5.98	(c)	(2.49)	4.25	8.54	9.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.04	(c)	1.01	1.01	1.00	1.01
Expenses after expense reductions (f)	1.05	(a)	1.03	(c)	1.00	1.00	1.00	1.01
Net investment income	1.62	(a)	1.63	(c)	1.55	2.00	1.79	1.77
Portfolio turnover	17	(n)	38		57	32	65	38
Net assets at end of period (000 omitted)	$727,966		$733,775		$773,721	$912,616	$995,404	$994,165

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Tactical Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$142,526,859	$153,680	$—	$142,680,539
Japan	21,205,595	—	—	21,205,595
Switzeland	20,638,714	—	—	20,638,714
United Kingdom	19,244,463	—	—	19,244,463
France	11,681,545	—	—	11,681,545
Germany	11,407,111	—	—	11,407,111
Canada	7,088,985	—	—	7,088,985
Taiwan	6,766,679	—	—	6,766,679
Netherlands	5,994,021	—	—	5,994,021
Other Countries	22,417,070	—	—	22,417,070
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	34,491,992	—	34,491,992
Non-U.S. Sovereign Debt	—	171,187,324	—	171,187,324
U.S. Corporate Bonds	—	107,422,154	—	107,422,154
Residential Mortgage-Backed Securities	—	41,202,113	—	41,202,113
Commercial Mortgage-Backed Securities	—	5,667,157	—	5,667,157
Asset-Backed Securities (including CDOs)	—	20,563,872	—	20,563,872
Foreign Bonds	—	56,456,247	—	56,456,247
Mutual Funds	57,479,840	—	—	57,479,840
Total Investments	$326,450,882	$437,144,539	$—	$763,595,421

Other Financial Instruments
Futures Contracts – Assets	$5,751,528	$—	$—	$5,751,528
Futures Contracts – Liabilities	(4,700,630)	—	—	(4,700,630)
Forward Foreign Currency Exchange Contracts – Assets	—	3,585,377	—	3,585,377
Forward Foreign Currency Exchange Contracts – Liabilities	—	(12,419,963)	—	(12,419,963)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $67,914,539 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

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Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$2,954,340	$(1,878,471)
Foreign Exchange	Forward Foreign Currency Exchange	3,585,377	(12,419,963)
Equity	Equity Futures	2,797,188	(2,822,159)
Equity	Purchased Equity Options	162,605	—
Total		$9,499,510	$(17,120,593)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(2,742,146)	$259,302	$—	$—
Foreign Exchange	—	—	(9,421)	—
Equity	14,132,361	—	—	194,499
Total	$11,390,215	$259,302	$(9,421)	$194,499

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$2,874,902	$(102,280)	$—	$—
Foreign Exchange	—	—	(10,682,234)	—
Equity	(363,276)	—	—	12,207
Total	$2,511,626	$(102,280)	$(10,682,234)	$12,207

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of June 30 , 2017:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$76,762	$(150,000)
Forward Foreign Currency Exchange Contracts	3,585,377	(12,419,963)
Purchased Options	162,605	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$3,824,744	$(12,569,963)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	239,367	(150,000)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$3,585,377	$(12,419,963)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2017:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$64,968	$(7,264)	$—	$—	$57,704
Citibank N.A.	49,655	(29,931)	—	—	19,724
Deutsche Bank AG	27,132	(12,919)	—	—	14,213
Goldman Sachs International	2,053,070	(2,053,070)	—	—	—
JPMorgan Chase Bank N.A.	1,132,343	(1,132,343)	—	—	—
Merrill Lynch International	6,696	(6,696)	—	—	—
Morgan Stanley Capital Services, Inc.	251,513	(2,835)	—	—	248,678
Total	$3,585,377	$(3,245,058)	$—	$—	$340,319

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(7,264)	$7,264	$—	$—	$—
Brown Brothers Harriman	(1,178)	—	—	—	(1,178)
Citibank N.A.	(29,931)	29,931	—	—	—
Deutsche Bank AG	(12,919)	12,919	—	—	—
Goldman Sachs International	(6,436,408)	2,053,070	—	—	(4,383,338)
JPMorgan Chase Bank N.A.	(5,314,903)	1,132,343	—	4,182,560	—
Merrill Lynch International	(614,525)	6,696	—	530,000	(77,829)
Morgan Stanley Capital Services, Inc.	(2,835)	2,835	—	—	—
Total	$(12,419,963)	$3,245,058	$—	$4,712,560	$(4,462,345)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid

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Notes to Financial Statements (unaudited) – continued

or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swaps which involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. The fund may enter into total return swap agreements on a particular security, or a basket or index of securities, in order to gain exposure to the underlying security or securities.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2017, the fund has yet to enter into such transactions.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend

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Notes to Financial Statements (unaudited) – continued

date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Long-term capital gains	$44,278,276

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$669,951,655
Gross appreciation	104,933,648
Gross depreciation	(11,289,882)
Net unrealized appreciation (depreciation)	$93,643,766

As of 12/31/16
Undistributed ordinary income	22,826,965
Undistributed long-term capital gain	1,882,932
Other temporary differences	(3,450,449)
Net unrealized appreciation (depreciation)	59,426,103

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$3,200,005
Service Class	—	41,078,271
Total	$—	$44,278,276

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period January 1, 2017 to April 27, 2017 the management fee was computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The investment adviser had agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement terminated on April 27, 2017. For the period January 1, 2017 to April 27, 2017, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement.

Effective April 28, 2017, the management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Next $2.2 billion of average daily net assets	0.675%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $30,174, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest expense on cash collateral held at brokers), such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $10,087, which equated to 0.0026% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $576.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $762 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $8,934 and $3,058,338, respectively. The sales transactions resulted in net realized gains (losses) of $(20,680).

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$9,990,494	$19,367,035
Investments (non-U.S. Government securities)	$108,457,534	$146,688,075

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	40,439	$636,838	145,928	$2,264,285
Service Class	430,319	6,550,578	1,469,776	22,295,848
	470,758	$7,187,416	1,615,704	$24,560,133
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	204,997	$3,200,005
Service Class	—	—	2,674,367	41,078,271
	—	$—	2,879,364	$44,278,276
Shares reacquired
Initial Class	(308,824)	$(4,837,366)	(731,005)	$(11,227,969)
Service Class	(4,009,047)	(61,574,211)	(7,097,065)	(107,795,025)
	(4,317,871)	$(66,411,577)	(7,828,070)	$(119,022,994)
Net change
Initial Class	(268,385)	$(4,200,528)	(380,080)	$(5,763,679)
Service Class	(3,578,728)	(55,023,633)	(2,952,922)	(44,420,906)
	(3,847,113)	$(59,224,161)	(3,333,002)	$(50,184,585)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $2,786 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	67,748,319	82,223,586	(92,492,065)	57,479,840

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(5,123)	$—	$242,573	$57,479,840

MFS Global Tactical Allocation Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

MFS Global Tactical Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

SEMIANNUAL REPORT

June 30, 2017

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

GSS-SEM

MFS® GOVERNMENT SECURITIES PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Government Securities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	53.2%
U.S. Treasury Securities	30.1%
U.S. Government Agencies	8.9%
Investment Grade Corporates	2.7%
Collateralized Debt Obligations	2.5%
Commercial Mortgage-Backed Securities	1.2%
Municipal Bonds	1.0%
Emerging Markets Bonds	0.2%
Non-U.S. Government Bonds	0.2%
Asset-Backed Securities	0.2%

Composition including fixed income credit quality (a)(i)
AAA	3.8%
AA	1.1%
A	1.3%
BBB	1.8%
B (o)	0.0%
U.S. Government	30.1%
Federal Agencies	62.1%
Cash & Cash Equivalents	(0.2)%

Portfolio facts (i)
Average Duration (d)	5.5
Average Effective Maturity (m)	7.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Government Securities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.60%	$1,000.00	$1,015.99	$3.00
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
Service Class	Actual	0.85%	$1,000.00	$1,015.30	$4.25
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Government Securities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 99.7%
Agency – Other – 4.9%
Financing Corp., 9.4%, 2/08/2018	$6,495,000	$6,814,177
Financing Corp., 9.8%, 4/06/2018	7,760,000	8,258,720
Financing Corp., 10.35%, 8/03/2018	3,915,000	4,296,231
Financing Corp., STRIPS, 0%, 11/30/2017	10,160,000	10,107,778

		$29,476,906

Asset-Backed & Securitized – 3.9%
A Voce CLO Ltd., 2014-1A, “A1R”, FRN, 2.318%, 7/15/2026 (n)	$2,277,000	$2,276,287
ALM Loan Funding CLO, 2014-14A, “A1R”, FRN, 2.321%, 7/28/2026 (z)	1,553,038	1,555,389
Atrium CDO Corp., 2011-A, “A1R”, FRN, 2.293%, 10/23/2025 (n)	2,306,000	2,309,996
Cent CLO LP, 2014-21A, “A1”, FRN, 2.38%, 7/27/2026 (n)	2,454,095	2,457,829
CNH Equipment Trust, 2015-C, “A2B”, FRN, 1.628%, 12/17/2018	12,047	12,050
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,559,318
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.253%, 9/15/2039	202,119	201,890
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.253%, 9/15/2039	1,882,777	1,881,003
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	147,926
Dryden Senior Loan Fund, 2014-34A, “AR”, FRN, 2.318%, 10/15/2026 (n)	1,537,212	1,540,319
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 1.758%, 8/15/2020	960,000	964,491
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.338%, 1/19/2025 (n)	1,257,394	1,258,497
Morgan Stanley Capital I Trust, “AM”, FRN, 5.919%, 4/15/2049	211,845	214,419
TICP CLO Ltd., FRN, 2.336%, 1/20/2027 (n)	2,261,352	2,261,411
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,937,516	1,995,298
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	918,829	924,532
West CLO Ltd. 2013-1A, “A1AR”, FRN, 2.339%, 11/07/2025 (z)	1,522,000	1,522,115

		$23,082,770

Automotive – 0.4%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$1,014,000	$1,020,674
Hyundai Capital America, 2%, 3/19/2018 (n)	1,115,000	1,115,750
Hyundai Capital America, 2.4%, 10/30/2018 (n)	222,000	222,464

		$2,358,888

Business Services – 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,271,000	$1,276,608

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – 0.3%
Sherwin Williams Co., 2.75%, 6/01/2022	$1,673,000	$1,672,001

Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$541,000	$552,002

Computer Software – Systems – 0.3%
Apple, Inc., 3.25%, 2/23/2026	$1,696,000	$1,726,369

Consumer Products – 0.4%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$1,293,000	$1,323,042
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	1,311,000	1,299,876

		$2,622,918

Local Authorities – 1.0%
Philadelphia, PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	$960,000	$1,132,886
State of California (Build America Bonds), 7.6%, 11/01/2040	1,935,000	3,013,182
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	1,345,000	1,722,918

		$5,868,986

Major Banks – 0.1%
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	$565,000	$578,053

Mortgage-Backed – 53.0%
Fannie Mae, 5.5%, 8/01/2017 – 3/01/2038	$10,213,810	$11,402,637
Fannie Mae, 6%, 8/01/2017 – 7/01/2037	1,255,822	1,418,907
Fannie Mae, 3.8%, 2/01/2018	595,151	596,895
Fannie Mae, 5%, 2/01/2018 – 3/01/2041	7,634,017	8,339,833
Fannie Mae, 4%, 3/01/2018 – 2/01/2045	46,054,209	48,598,198
Fannie Mae, 3.99%, 4/01/2018	600,000	604,458
Fannie Mae, 3.729%, 6/01/2018	499,093	504,066
Fannie Mae, 5.6%, 1/01/2019	402,148	420,844
Fannie Mae, 5.1%, 3/01/2019	176,327	182,818
Fannie Mae, 4.5%, 6/01/2019 – 6/01/2044	22,817,864	24,618,965
Fannie Mae, 4.829%, 8/01/2019	1,597,932	1,686,132
Fannie Mae, 5.05%, 8/01/2019	298,476	316,556
Fannie Mae, 4.67%, 9/01/2019	506,663	535,620
Fannie Mae, 4.83%, 9/01/2019	354,545	375,844
Fannie Mae, 1.99%, 10/01/2019	948,328	948,770
Fannie Mae, 1.97%, 11/01/2019	365,312	365,714
Fannie Mae, 4.88%, 3/01/2020	197,622	205,215
Fannie Mae, 4.14%, 8/01/2020	425,717	450,035
Fannie Mae, 2.56%, 10/01/2021	233,778	235,423
Fannie Mae, 2.67%, 3/01/2022	451,769	461,988
Fannie Mae, 2.152%, 1/25/2023	1,600,000	1,580,847
Fannie Mae, 2.73%, 4/01/2023	509,228	521,791
Fannie Mae, 2.41%, 5/01/2023	642,611	647,857
Fannie Mae, 2.55%, 5/01/2023	553,374	561,893
Fannie Mae, 2.59%, 5/01/2023	352,297	358,441
Fannie Mae, 4.5%, 5/01/2025	127,081	133,490
Fannie Mae, 3%, 4/01/2027 – 11/01/2046	16,828,433	17,075,154
Fannie Mae, 6.5%, 9/01/2031 – 10/01/2037	1,007,779	1,149,391

4

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 3.5%, 1/01/2042 – 1/01/2047	$33,294,949	$34,268,183
Fannie Mae, FRN, 1.566%, 5/25/2018	1,014,411	1,015,314
Fannie Mae, FRN, 2.683%, 12/25/2026	1,032,000	1,007,921
Fannie Mae, TBA, 4%, 3/01/2047	3,423,100	3,598,400
Freddie Mac, 3.154%, 2/25/2018	1,971,786	1,985,698
Freddie Mac, 5%, 9/01/2018 – 6/01/2040	1,521,607	1,656,140
Freddie Mac, 2.22%, 12/25/2018	1,500,000	1,510,239
Freddie Mac, 2.086%, 3/25/2019	1,800,000	1,811,577
Freddie Mac, 1.883%, 5/25/2019	3,750,000	3,763,304
Freddie Mac, 6%, 8/01/2019 – 10/01/2038	3,361,177	3,793,744
Freddie Mac, 2.456%, 8/25/2019	1,862,000	1,885,801
Freddie Mac, 4.186%, 8/25/2019	814,000	852,142
Freddie Mac, 1.869%, 11/25/2019	3,000,000	3,006,854
Freddie Mac, 4.251%, 1/25/2020	1,449,000	1,528,619
Freddie Mac, 2.313%, 3/25/2020	1,511,000	1,527,456
Freddie Mac, 4.224%, 3/25/2020	1,911,350	2,022,999
Freddie Mac, 3.808%, 8/25/2020	999,000	1,051,904
Freddie Mac, 3.034%, 10/25/2020	1,327,000	1,369,305
Freddie Mac, 5.5%, 5/01/2022 – 6/01/2041	2,471,755	2,755,035
Freddie Mac, 2.716%, 6/25/2022	1,616,064	1,653,640
Freddie Mac, 2.682%, 10/25/2022	1,500,000	1,527,589
Freddie Mac, 4.5%, 11/01/2022 – 5/01/2042	3,670,563	3,937,614
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,347,896
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,092,539
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,657,425
Freddie Mac, 3.3%, 4/25/2023 – 10/25/2026	4,406,044	4,588,299
Freddie Mac, 3.06%, 7/25/2023	886,000	917,046
Freddie Mac, 2.454%, 8/25/2023	1,469,000	1,476,250
Freddie Mac, 0.882%, 4/25/2024 (i)	16,733,654	835,854
Freddie Mac, 2.67%, 12/25/2024	3,924,000	3,943,824
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,063,534
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,225,837
Freddie Mac, 4%, 7/01/2025 – 4/01/2044	3,166,450	3,332,705
Freddie Mac, 3.01%, 7/25/2025	904,000	925,195
Freddie Mac, 2.745%, 1/25/2026	2,656,000	2,655,925
Freddie Mac, 3.224%, 3/25/2027	2,380,000	2,449,819
Freddie Mac, 6.5%, 8/01/2032 – 5/01/2037	661,731	758,254
Freddie Mac, 3.5%, 12/01/2041 – 1/01/2047	34,211,694	35,240,932
Freddie Mac, 3%, 4/01/2043 – 11/01/2046	18,330,367	18,390,264
Freddie Mac, TBA, 4.5%, 9/01/2046	7,378,000	7,903,775
Ginnie Mae, 5.5%, 7/15/2033 – 1/20/2042	2,243,260	2,514,477
Ginnie Mae, 4.5%, 8/15/2039 – 9/20/2041	5,241,743	5,680,661
Ginnie Mae, 4%, 10/15/2039 – 4/20/2041	1,039,985	1,100,342
Ginnie Mae, 3.5%, 12/15/2041 – 6/20/2043	9,377,392	9,755,532
Ginnie Mae, 6.157%, 4/20/2058	35,046	38,600
Ginnie Mae, 0.658%, 2/16/2059 (i)	2,370,000	162,890

		$318,885,135

Other Banks & Diversified Financials – 0.5%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$1,492,000	$1,490,086
ING Groep N.V., 3.15%, 3/29/2022	1,606,000	1,636,589

		$3,126,675

Issuer	Shares/Par	Value ($)

BONDS – continued
Restaurants – 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$604,000	$614,952

Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,314,464

U.S. Government Agencies and Equivalents – 3.9%
AID-Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,464,202
AID-Ukraine, 1.844%, 5/16/2019	2,527,000	2,546,438
AID-Ukraine, 1.847%, 5/29/2020	1,135,000	1,136,429
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	2,205,000	2,222,173
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	2,742,000	2,806,023
Private Export Funding Corp., 2.25%, 3/15/2020	594,000	602,007
Private Export Funding Corp., 2.3%, 9/15/2020	770,000	778,857
Private Export Funding Corp., 1.875%, 7/15/2018	2,300,000	2,310,539
Small Business Administration, 6.35%, 4/01/2021	76,651	80,602
Small Business Administration, 6.34%, 5/01/2021	80,519	84,623
Small Business Administration, 6.44%, 6/01/2021	149,205	156,917
Small Business Administration, 6.625%, 7/01/2021	183,963	193,595
Small Business Administration, 6.07%, 3/01/2022	131,626	139,205
Small Business Administration, 4.98%, 11/01/2023	179,123	190,386
Small Business Administration, 4.77%, 4/01/2024	400,491	420,248
Small Business Administration, 5.52%, 6/01/2024	172,173	182,984
Small Business Administration, 4.99%, 9/01/2024	32,203	34,025
Small Business Administration, 5.11%, 4/01/2025	278,039	294,532
Small Business Administration, 2.21%, 2/01/2033	1,003,358	986,497
Small Business Administration, 2.22%, 3/01/2033	1,804,060	1,781,622
Small Business Administration, 3.15%, 7/01/2033	1,653,437	1,708,117
Small Business Administration, 3.16%, 8/01/2033	931,012	962,620
Small Business Administration, 3.62%, 9/01/2033	581,306	613,348
Tennessee Valley Authority, 1.75%, 10/15/2018	1,889,000	1,898,636

		$23,594,625

U.S. Treasury Obligations – 29.9%
U.S. Treasury Bonds, 7.875%, 2/15/2021	$177,000	$215,283
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	3,597,826

5

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 6%, 2/15/2026	$2,699,000	$3,499,105
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,554,504
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	445,729
U.S. Treasury Bonds, 5.25%, 2/15/2029	284,000	366,748
U.S. Treasury Bonds, 4.5%, 8/15/2039	7,791,500	10,093,647
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	8,638,553
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	13,650,477
U.S. Treasury Bonds, 2.5%, 2/15/2045	21,059,000	19,653,143
U.S. Treasury Notes, 1.75%, 11/30/2021	11,000,000	10,971,213
U.S. Treasury Notes, 2.75%, 2/15/2019	4,802,400	4,909,330
U.S. Treasury Notes, 3.125%, 5/15/2019	4,427,000	4,569,842
U.S. Treasury Notes, 1%, 6/30/2019	6,347,000	6,299,893
U.S. Treasury Notes, 1.625%, 6/30/2019	4,454,000	4,473,834
U.S. Treasury Notes, 2.625%, 8/15/2020	8,002,000	8,252,999
U.S. Treasury Notes, 2%, 11/30/2020	4,541,000	4,594,393
U.S. Treasury Notes, 3.125%, 5/15/2021	1,901,000	2,000,059
U.S. Treasury Notes, 1.75%, 5/15/2022	23,594,000	23,464,964
U.S. Treasury Notes, 2.5%, 8/15/2023	28,069,000	28,806,906
U.S. Treasury Notes, 2.5%, 5/15/2024	16,369,000	16,771,186
U.S. Treasury Notes, 2%, 8/15/2025	438,000	430,558
U.S. Treasury Notes, 2%, 11/15/2026	1,880,000	1,833,147

		$180,093,339

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 0.5%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$1,518,000	$1,520,105
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	1,139,000	1,139,532

		$2,659,637

Total Bonds (Identified Cost, $590,357,510)		$599,504,328

MONEY MARKET FUNDS – 1.8%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $10,899,736)	10,900,826	$10,900,826

Total Investments (Identified Cost, $601,257,246)		$610,405,154

OTHER ASSETS, LESS LIABILITIES – (1.5)%		(8,805,872)

NET ASSETS – 100.0%		$601,599,282

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,330,673 representing 3.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ALM Loan Funding CLO, 2014-14A, “A1R”, FRN, 2.321%, 7/28/2026	4/5/17	$1,553,038	$1,555,389
West CLO Ltd. 2013-1A, “A1AR”, FRN, 2.339%, 11/07/2025	4/28/17	1,522,000	1,522,115
Total Restricted Securities			$3,077,504
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

Insurers
AGM	Assured Guaranty Municipal

See Notes to Financial Statements

6

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $590,357,510)	$599,504,328
Underlying affiliated funds, at value (identified cost, $10,899,736)	10,900,826
Total investments, at value (identified cost, $601,257,246)	$610,405,154
Cash	161,602
Receivables for
Fund shares sold	516
Interest	3,177,205
Other assets	2,304
Total assets	$613,746,781
Liabilities
Payables for
Investments purchased	$161,601
TBA purchase commitments	11,535,137
Fund shares reacquired	345,572
Payable to affiliates
Investment adviser	18,515
Shareholder servicing costs	60
Distribution and/or service fees	3,085
Payable for independent Trustees’ compensation	444
Accrued expenses and other liabilities	83,085
Total liabilities	$12,147,499
Net assets	$601,599,282
Net assets consist of
Paid-in capital	$590,897,520
Unrealized appreciation (depreciation) on investments	9,147,908
Accumulated net realized gain (loss) on investments	(23,564,886)
Undistributed net investment income	25,118,740
Net assets	$601,599,282
Shares of beneficial interest outstanding	47,472,773

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$377,068,793	29,668,908	$12.71
Service Class	224,530,489	17,803,865	12.61

See Notes to Financial Statements

7

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Interest	$9,335,396
Dividends from underlying affiliated funds	27,831
Total investment income	$9,363,227
Expenses
Management fee	$1,669,277
Distribution and/or service fees	285,285
Shareholder servicing costs	6,755
Administrative services fee	53,745
Independent Trustees’ compensation	7,818
Custodian fee	18,109
Shareholder communications	29,637
Audit and tax fees	30,270
Legal fees	3,435
Miscellaneous	14,938
Total expenses	$2,119,269
Reduction of expenses by investment adviser	(23,286)
Net expenses	$2,095,983
Net investment income	$7,267,244
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(274,911)
Underlying affiliated funds	(611)
Net realized gain (loss) on investments	$(275,522)
Change in unrealized appreciation (depreciation) on investments	$2,637,506
Net realized and unrealized gain (loss) on investments	$2,361,984
Change in net assets from operations	$9,629,228

See Notes to Financial Statements

8

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$7,267,244	$15,252,526
Net realized gain (loss) on investments	(275,522)	1,961,764
Net unrealized gain (loss) on investments	2,637,506	(10,073,472)
Change in net assets from operations	$9,629,228	$7,140,818
Distributions declared to shareholders
From net investment income	$—	$(16,945,290)
Change in net assets from fund share transactions	$(33,318,595)	$(45,889,972)
Total change in net assets	$(23,689,367)	$(55,694,444)
Net assets
At beginning of period	625,288,649	680,983,093
At end of period (including undistributed net investment income of $25,118,740 and $17,851,496, respectively)	$601,599,282	$625,288,649

See Notes to Financial Statements

9

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$12.51		$12.72		$13.02	$12.73	$13.49	$13.72
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.31	(c)	$0.27	$0.26	$0.25	$0.32
Net realized and unrealized gain (loss) on investments	0.04		(0.17)		(0.21)	0.35	(0.60)	0.03 (g)
Total from investment operations	$0.20		$0.14		$0.06	$0.61	$(0.35)	$0.35
Less distributions declared to shareholders
From net investment income	$—		$(0.35)		$(0.36)	$(0.32)	$(0.30)	$(0.45)
From net realized gain on investments	—		—		—	—	(0.11)	(0.13)
Total distributions declared to shareholders	$—		$(0.35)		$(0.36)	$(0.32)	$(0.41)	$(0.58)
Net asset value, end of period (x)	$12.71		$12.51		$12.72	$13.02	$12.73	$13.49
Total return (%) (k)(r)(s)(x)	1.60	(n)	1.04	(c)	0.47	4.86	(2.59)	2.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.57	(c)	0.60	0.60	0.60	0.60
Expenses after expense reductions (f)	0.60	(a)	0.56	(c)	0.59	0.59	0.59	0.60
Net investment income	2.49	(a)	2.40	(c)	2.09	2.04	1.89	2.33
Portfolio turnover	16	(n)	48		81	61	130	78
Net assets at end of period (000 omitted)	$377,069		$388,457		$424,025	$484,573	$510,317	$537,397

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$12.42		$12.64		$12.93	$12.63	$13.39	$13.62
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.28	(c)	$0.24	$0.23	$0.21	$0.29
Net realized and unrealized gain (loss) on investments	0.05		(0.18)		(0.21)	0.36	(0.60)	0.02 (g)
Total from investment operations	$0.19		$0.10		$0.03	$0.59	$(0.39)	$0.31
Less distributions declared to shareholders
From net investment income	$—		$(0.32)		$(0.32)	$(0.29)	$(0.26)	$(0.41)
From net realized gain on investments	—		—		—	—	(0.11)	(0.13)
Total distributions declared to shareholders	$—		$(0.32)		$(0.32)	$(0.29)	$(0.37)	$(0.54)
Net asset value, end of period (x)	$12.61		$12.42		$12.64	$12.93	$12.63	$13.39
Total return (%) (k)(r)(s)(x)	1.53	(n)	0.68	(c)	0.26	4.67	(2.90)	2.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.82	(c)	0.85	0.85	0.85	0.85
Expenses after expense reductions (f)	0.85	(a)	0.81	(c)	0.84	0.84	0.84	0.85
Net investment income	2.24	(a)	2.15	(c)	1.84	1.79	1.63	2.16
Portfolio turnover	16	(n)	48		81	61	130	78
Net assets at end of period (000 omitted)	$224,530		$236,831		$256,958	$299,520	$348,419	$404,321

See Notes to Financial Statements

10

MFS Government Securities Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Government Securities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Government Securities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment

Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

12

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$233,164,870	$—	$233,164,870
Non-U.S. Sovereign Debt	—	1,314,464	—	1,314,464
Municipal Bonds	—	5,868,986	—	5,868,986
U.S. Corporate Bonds	—	9,325,180	—	9,325,180
Residential Mortgage-Backed Securities	—	318,885,135	—	318,885,135
Commercial Mortgage-Backed Securities	—	6,924,386	—	6,924,386
Asset-Backed Securities (including CDOs)	—	16,158,383	—	16,158,383
Foreign Bonds	—	7,862,924	—	7,862,924
Mutual Funds	10,900,826	—	—	10,900,826
Total Investments	$10,900,826	$599,504,328	$—	$610,405,154

For further information regarding security characteristics, see the Portfolio of Investments.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such

13

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$16,945,290

14

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$611,802,250
Gross appreciation	9,270,104
Gross depreciation	(10,667,200)
Net unrealized appreciation (depreciation)	$(1,397,096)

As of 12/31/16
Undistributed ordinary income	17,851,496
Capital loss carryforwards	(12,822,526)
Other temporary differences	(68,237)
Net unrealized appreciation (depreciation)	(3,888,199)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable

As of December 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(4,764,651)
Long-Term	(8,057,875)
Total	$(12,822,526)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$11,002,252
Service Class	—	5,943,038
Total	$—	$16,945,290

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.55%
Average daily net assets in excess of $1 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $23,286, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

15

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $5,664, which equated to 0.0019% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $1,091.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0177% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $593 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$74,102,047	$99,225,322
Investments (non-U.S. Government securities)	$21,856,510	$15,419,964

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	445,126	$5,603,570	1,030,178	$13,285,704
Service Class	784,750	9,777,797	2,283,107	29,114,757
	1,229,876	$15,381,367	3,313,285	$42,400,461
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	852,227	$11,002,252
Service Class	—	—	462,853	5,943,038
	—	$—	1,315,080	$16,945,290
Shares reacquired
Initial Class	(1,838,474)	$(23,125,555)	(4,143,718)	$(53,625,840)
Service Class	(2,042,097)	(25,574,407)	(4,014,759)	(51,609,883)
	(3,880,571)	$(48,699,962)	(8,158,477)	$(105,235,723)

16

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Net change
Initial Class	(1,393,348)	$(17,521,985)	(2,261,313)	$(29,337,884)
Service Class	(1,257,347)	(15,796,610)	(1,268,799)	(16,552,088)
	(2,650,695)	$(33,318,595)	(3,530,112)	$(45,889,972)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 29% and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $2,176 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,685,381	73,501,356	(69,285,911)	10,900,826

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(611)	$—	$27,831	$10,900,826

17

MFS Government Securities Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

18

MFS Government Securities Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

SEMIANNUAL REPORT

June 30, 2017

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

WGS-SEM

MFS® GLOBAL GOVERNMENTS PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Governments Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	51.2%
U.S. Treasury Securities	39.4%
Emerging Markets Bonds	1.0%
U.S. Government Agencies	0.5%
Investment Grade Corporates	0.2%
Mortgage-Backed Securities	0.2%
Commercial Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	5.3%
AA	11.8%
A	15.5%
BBB	13.7%
BB	6.1%
CCC (o)	0.0%
C (o)	0.0%
U.S. Government	39.4%
Federal Agencies	0.7%
Cash & Cash Equivalents	7.7%
Other (o)	(0.2)%

Portfolio facts (i)
Average Duration (d)	8.0
Average Effective Maturity (m)	10.7 yrs.

Issuer country weightings (i)(x)
United States	47.5%
Japan	14.5%
Spain	7.9%
United Kingdom	7.7%
Portugal	6.1%
Italy	5.8%
France	3.9%
Australia	2.4%
Canada	1.7%
Other Countries	2.5%

Currency exposure weightings (i)(y)
United States Dollar	39.7%
Euro	29.1%
Japanese Yen	19.2%
British Pound Sterling	5.2%
Australian Dollar	1.6%
Swedish Krona	1.4%
Canadian Dollar	1.3%
Indian Rupee	1.0%
Mexican Peso	1.0%
Other Currencies	0.5%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

MFS Global Governments Portfolio

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

3

MFS Global Governments Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period, January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.85%	$1,000.00	$1,042.55	$4.30
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
Service Class	Actual	1.10%	$1,000.00	$1,042.31	$5.57
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

MFS Global Governments Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 91.8%
Foreign Bonds – 51.9%
Australia – 2.4%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	1,800,000	$1,572,211
Commonwealth of Australia, 3.25%, 4/21/2029		2,550,000	2,057,842
Commonwealth of Australia, 3%, 3/21/2047		500,000	349,640

			$3,979,693

Belgium – 0.2%
Kingdom of Belgium, 4.25%, 3/28/2041	EUR	85,000	$149,075
Kingdom of Belgium, 1.6%, 6/22/2047		125,000	136,339
Kingdom of Belgium, 2.15%, 6/22/2066		100,000	115,880

			$401,294

Canada – 1.7%
Government of Canada, 0.75%, 9/01/2020	CAD	1,000,000	$759,601
Government of Canada, 0.5%, 3/01/2022		2,250,000	1,666,159
Government of Canada, 1.5%, 6/01/2026		350,000	265,412
Government of Canada, 2.75%, 12/01/2048		50,000	43,954

			$2,735,126

France – 3.9%
Republic of France, 2.5%, 10/25/2020	EUR	2,035,000	$2,543,291
Republic of France, 1.75%, 5/25/2023		475,000	595,061
Republic of France, 6%, 10/25/2025		650,000	1,078,258
Republic of France, 4.75%, 4/25/2035		406,000	713,394
Republic of France, 4.5%, 4/25/2041		639,000	1,147,707
Republic of France, 4%, 4/25/2055		110,000	195,818
Republic of France, 1.75%, 5/25/2066		150,000	156,966

			$6,430,495

Germany – 0.2%
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	135,000	$199,343
Federal Republic of Germany, 2.5%, 8/15/2046		65,000	96,821

			$296,164

Italy – 5.8%
Republic of Italy, 3.75%, 3/01/2021	EUR	2,569,000	$3,292,857
Republic of Italy, 5.5%, 9/01/2022		1,195,000	1,674,093
Republic of Italy, 2.5%, 12/01/2024		1,000,000	1,206,811
Republic of Italy, 1.6%, 6/01/2026		1,000,000	1,108,095
Republic of Italy, 4.75%, 9/01/2028		621,000	877,384
Republic of Italy, 1.65%, 3/01/2032		600,000	610,869
Republic of Italy, 5%, 9/01/2040		543,000	803,697

			$9,573,806

Issuer	Shares/Par		Value ($)
BONDS – continued
Foreign Bonds – continued
Japan – 14.4%
Government of Japan, 2.2%, 9/20/2027	JPY	753,900,000	$8,131,261
Government of Japan, 1.7%, 9/20/2032		455,000,000	4,861,896
Government of Japan, 1.5%, 3/20/2034		466,000,000	4,861,854
Government of Japan, 2.4%, 3/20/2037		215,600,000	2,562,223
Government of Japan, 1.8%, 3/20/2043		233,000,000	2,575,606
Government of Japan, 2%, 3/20/2052		78,900,000	922,262

			$23,915,102

Mexico – 1.0%
United Mexican States, 6.5%, 6/09/2022	MXN	30,000,000	$1,643,336

Netherlands – 0.3%
Kingdom of the Netherlands, 3.5%, 7/15/2020	EUR	361,000	$462,235
Kingdom of the Netherlands, 2.75%, 1/15/2047		50,000	77,239

			$539,474

Norway – 0.7%
Government of Norway, 3%, 3/14/2024	NOK	4,000,000	$529,607
Government of Norway, 1.5%, 2/19/2026		5,500,000	655,303

			$1,184,910

Portugal – 6.0%
Republic of Portugal, 4.8%, 6/15/2020	EUR	1,500,000	$1,938,017
Republic of Portugal, 4.95%, 10/25/2023		3,800,000	5,135,782
Republic of Portugal, 2.875%, 10/15/2025		1,600,000	1,870,384
Republic of Portugal, 4.125%, 4/14/2027		800,000	996,832

			$9,941,015

Spain – 7.7%
Kingdom of Spain, 4.6%, 7/30/2019	EUR	1,000,000	$1,256,634
Kingdom of Spain, 5.4%, 1/31/2023		2,192,000	3,178,435
Kingdom of Spain, 2.75%, 10/31/2024		3,800,000	4,871,406
Kingdom of Spain, 5.15%, 10/31/2028		1,420,000	2,191,272
Kingdom of Spain, 4.7%, 7/30/2041		810,000	1,263,183

			$12,760,930

United Kingdom – 7.6%
HSBC Bank PLC, FRN, 1.821%, 5/15/2018 (n)		$403,000	$404,619
United Kingdom Treasury, 4.75%, 3/07/2020	GBP	1,256,000	1,827,863

5

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Foreign Bonds – continued
United Kingdom – continued
United Kingdom Treasury, 1.75%, 9/07/2022	GBP	366,000	$502,858
United Kingdom Treasury, 4.25%, 12/07/2027		1,848,000	3,108,787
United Kingdom Treasury, 4.25%, 6/07/2032		1,091,000	1,915,996
United Kingdom Treasury, 4.25%, 12/07/2040		627,000	1,183,565
United Kingdom Treasury, 3.25%, 1/22/2044		836,000	1,390,080
United Kingdom Treasury, 3.75%, 7/22/2052		538,000	1,056,956
United Kingdom Treasury, 4%, 1/22/2060		405,000	889,930
United Kingdom Treasury, 3.5%, 7/22/2068		150,000	315,737

			$12,596,391

Total Foreign Bonds			$85,997,736

U.S. Bonds – 39.9%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust,
FRN, 0.575%, 1/17/2032 (i)(z)		$110,194	$34
First Union National Bank Commercial
Mortgage Trust, FRN, 2.477%, 1/12/2043 (i)(q)(z)		47,293	228

			$262

Mortgage-Backed – 0.2%
Fannie Mae, 5.1%, 3/01/2019		$57,306	$59,416
Fannie Mae, 5.18%, 3/01/2019		57,414	59,561
Freddie Mac, 1.426%, 8/25/2017		52,816	52,773
Freddie Mac, 3.882%, 11/25/2017		78,340	78,562
Freddie Mac, 5.085%, 3/25/2019		43,000	44,959
Freddie Mac, 3.32%, 2/25/2023		5,000	5,250

			$300,521

U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.57%, 6/01/2025		$6,424	$6,704
Small Business Administration, 5.09%, 10/01/2025		6,630	7,019

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.21%, 1/01/2026	$89,309	$95,306
Small Business Administration, 2.22%, 3/01/2033	714,699	705,810

		$814,839

U.S. Treasury Obligations – 39.2%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$983,000	$1,269,414
U.S. Treasury Bonds, 4.5%, 8/15/2039	6,181,400	8,007,812
U.S. Treasury Bonds, 3.625%, 2/15/2044	6,629,000	7,638,630
U.S. Treasury Notes, 1.125%, 6/15/2018	7,000,000	6,988,786
U.S. Treasury Notes, 0.875%, 5/15/2019	4,500,000	4,458,339
U.S. Treasury Notes, 3.5%, 5/15/2020	14,022,000	14,792,663
U.S. Treasury Notes, 1.375%, 5/31/2021	3,300,000	3,254,239
U.S. Treasury Notes, 1.75%, 5/15/2022	7,474,000	7,433,125
U.S. Treasury Notes, 1.375%, 8/31/2023	4,700,000	4,515,304
U.S. Treasury Notes, 2.75%, 2/15/2024	174,000	181,041
U.S. Treasury Notes, 2.25%, 11/15/2025	6,385,000	6,386,494

		$64,925,847

Total U.S. Bonds		$66,041,469

Total Bonds (Identified Cost, $149,674,898)		$152,039,205

MONEY MARKET FUNDS – 7.6%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $12,582,999)	12,584,257	$12,584,257

Total Investments (Identified Cost, $162,257,897)		$164,623,462

OTHER ASSETS, LESS LIABILITIES – 0.6%		1,055,527

NET ASSETS – 100.0%		$165,678,989

(i)	Interest only security for which the fund receives interest on notional principal (Par amount).Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $404,619, representing 0.2% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

6

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, FRN, 0.575%, 1/17/32	4/09/12	$34	$34
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/43	12/11/03	228	228
Total Restricted Securities			$262
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CNH	Chinese Yuan Renminbi (Offshore)

DKK	Danish Krone

EUR	Euro

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

Derivative Contracts at 6/30/17

Forward Foreign Currency Exchange Contracts at 6/30/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Deutsche Bank AG	1,104,000	8/10/17	$835,461	$848,139	$12,678
BUY	AUD	JPMorgan Chase Bank N.A.	3,317,000	8/10/17	2,502,637	2,548,259	45,622
BUY	CAD	Deutsche Bank AG	1,224,000	8/10/17	925,443	944,471	19,028
BUY	CAD	JPMorgan Chase Bank N.A.	2,429,076	8/10/17	1,833,765	1,874,340	40,575
BUY	CAD	Morgan Stanley Capital Services, Inc.	4,042,463	8/10/17	3,062,929	3,119,272	56,343
BUY	CNH	JPMorgan Chase Bank N.A.	12,159,000	1/05/18	1,700,463	1,770,475	70,012
BUY	DKK	Goldman Sachs International	4,974,889	8/10/17	753,408	765,627	12,219
BUY	EUR	Deutsche Bank AG	1,488,000	8/10/17	1,668,982	1,702,653	33,672
BUY	EUR	Goldman Sachs International	7,148,649	8/10/17	8,091,234	8,179,886	88,653
BUY	EUR	JPMorgan Chase Bank N.A.	1,475,075	8/10/17	1,656,807	1,687,864	31,055
BUY	GBP	Goldman Sachs International	725,263	8/10/17	941,108	945,686	4,578
SELL	JPY	JPMorgan Chase Bank N.A.	391,039,639	8/10/17	3,524,142	3,481,911	42,231
BUY	NOK	Deutsche Bank AG	11,193,170	8/10/17	1,321,160	1,341,679	20,518
BUY	NZD	JPMorgan Chase Bank N.A.	4,783,312	8/10/17	3,438,620	3,503,003	64,384
BUY	PLN	JPMorgan Chase Bank N.A.	24,636	8/10/17	6,609	6,647	38
BUY	SEK	Brown Brothers Harriman	14,578,000	8/10/17	1,680,155	1,733,845	53,690
BUY	SEK	Goldman Sachs International	5,046,193	8/10/17	584,770	600,173	15,403

							$610,699

7

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/17 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Deutsche Bank AG	914,727	8/10/17	$689,779	$702,732	$(12,954)
SELL	AUD	Goldman Sachs International	470,075	8/10/17	354,312	361,131	(6,819)
SELL	AUD	JPMorgan Chase Bank N.A.	4,395,363	8/10/17	3,320,257	3,376,703	(56,446)
SELL	AUD	Morgan Stanley Capital Services, Inc.	433,664	8/10/17	330,163	333,159	(2,996)
SELL	CAD	Merrill Lynch International Bank	8,442,804	8/10/17	6,270,511	6,514,693	(244,182)
SELL	CNH	JPMorgan Chase Bank N.A.	12,159,000	1/05/18	1,705,449	1,770,475	(65,025)
SELL	EUR	BNP Paribas S.A.	747,000	8/10/17	834,794	854,760	(19,965)
BUY	EUR	Citibank N.A.	1,463,000	8/10/17	1,677,496	1,674,047	(3,449)
SELL	EUR	Goldman Sachs International	2,058,067	8/10/17	2,306,810	2,354,956	(48,145)
BUY	EUR	JPMorgan Chase Bank N.A.	353,435	8/10/17	404,749	404,420	(329)
SELL	EUR	JPMorgan Chase Bank N.A.	1,789,000	8/10/17	2,007,181	2,047,075	(39,893)
SELL	EUR	Morgan Stanley Capital Services, Inc.	676,811	7/19/17	756,181	773,574	(17,393)
SELL	GBP	Brown Brothers Harriman	645,000	8/10/17	822,163	841,029	(18,866)
SELL	GBP	Goldman Sachs International	198,388	8/10/17	253,096	258,682	(5,586)
SELL	GBP	JPMorgan Chase Bank N.A.	1,310,000	8/10/17	1,684,480	1,708,137	(23,657)
SELL	GBP	Merrill Lynch International Bank	1,395,766	8/10/17	1,801,969	1,819,969	(18,000)
BUY	INR	JPMorgan Chase Bank N.A.	107,660,000	7/14/17	1,668,656	1,663,632	(5,024)
BUY	JPY	Brown Brothers Harriman	1,224,029,501	8/10/17	11,204,147	10,899,053	(305,094)
BUY	JPY	Deutsche Bank AG	73,504,000	8/10/17	673,126	654,497	(18,629)
SELL	JPY	JPMorgan Chase Bank N.A.	18,689,000	8/10/17	166,273	166,411	(138)
SELL	NOK	Deutsche Bank AG	14,594,000	8/10/17	1,728,676	1,749,322	(20,646)
SELL	NOK	Goldman Sachs International	20,921,555	8/10/17	2,475,823	2,507,779	(31,957)
BUY	NOK	JPMorgan Chase Bank N.A.	14,161,115	8/10/17	1,697,586	1,697,434	(153)
SELL	NZD	Deutsche Bank AG	3,585,000	8/10/17	2,581,846	2,625,433	(43,588)
SELL	NZD	JPMorgan Chase Bank N.A.	1,153,000	8/10/17	829,725	844,386	(14,661)

							$(1,023,595)

See Notes to Financial Statements

8

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $149,674,898)	$152,039,205
Underlying affiliated funds, at value (identified cost, $12,582,999)	12,584,257
Total investments, at value (identified cost, $162,257,897)	$164,623,462
Receivables for
Forward foreign currency exchange contracts	610,699
Investments sold	403,959
Interest	1,264,686
Other assets	813
Total assets	$166,903,619
Liabilities
Payables for
Forward foreign currency exchange contracts	$1,023,595
Fund shares reacquired	133,292
Payable to affiliates
Investment adviser	6,964
Shareholder servicing costs	14
Distribution and service fees	20
Payable for independent Trustees’ compensation	161
Accrued expenses and other liabilities	60,584
Total liabilities	$1,224,630
Net assets	$165,678,989
Net assets consist of
Paid-in capital	$170,652,585
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,988,185
Accumulated net realized gain (loss) on investments and foreign currency	(7,322,722)
Undistributed net investment income	360,941
Net assets	$165,678,989
Shares of beneficial interest outstanding	16,096,604

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$164,234,041	15,953,476	$10.29
Service Class	1,444,948	143,128	10.10

See Notes to Financial Statements

9

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Interest	$1,189,700
Dividends from underlying affiliated funds	29,657
Total investment income	$1,219,357
Expenses
Management fee	$613,703
Distribution and service fees	1,830
Shareholder servicing costs	1,624
Administrative services fee	17,905
Independent Trustees’ compensation	2,288
Custodian fee	14,301
Shareholder communications	5,094
Audit and tax fees	34,829
Legal fees	953
Miscellaneous	8,806
Total expenses	$701,333
Reduction of expenses by investment adviser	(6,281)
Net expenses	$695,052
Net investment income	$524,305
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(1,460,872)
Underlying affiliated funds	(995)
Foreign currency	692,231
Net realized gain (loss) on investments and foreign currency	$(769,636)
Change in unrealized appreciation (depreciation)
Investments	$7,520,529
Translation of assets and liabilities in foreign currencies	(313,439)
Net unrealized gain (loss) on investments and foreign currency translation	$7,207,090
Net realized and unrealized gain (loss) on investments and foreign currency	$6,437,454
Change in net assets from operations	$6,961,759

See Notes to Financial Statements

10

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$524,305	$1,167,762
Net realized gain (loss) on investments and foreign currency	(769,636)	(1,702,004)
Net unrealized gain (loss) on investments and foreign currency translation	7,207,090	2,280,502
Change in net assets from operations	$6,961,759	$1,746,260
Change in net assets from fund share transactions	$(5,066,247)	$(22,526,634)
Total change in net assets	$1,895,512	$(20,780,374)
Net assets
At beginning of period	163,783,477	184,563,851
At end of period (including undistributed net investment income of $360,941 and accumulated net investment loss of $163,364, respectively	$165,678,989	$163,783,477

See Notes to Financial Statements

11

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.87		$9.84		$10.47	$10.45	$11.03	$11.29
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.07	(c)	$0.09	$0.11	$0.10	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		(0.04)	(g)	(0.47)	(0.03)	(0.68)	(0.04)
Total from investment operations	$0.42		$0.03		$(0.38)	$0.08	$(0.58)	$0.07
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.25)	$(0.06)	$—	$(0.33)
From tax return of capital	—		—		—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$(0.25)	$(0.06)	$—	$(0.33)
Net asset value, end of period (x)	$10.29		$9.87		$9.84	$10.47	$10.45	$11.03
Total return (%) (k)(r)(s)(x)	4.26	(n)	0.30	(c)	(3.66)	0.73	(5.26)	0.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.83	(c)	0.85	0.84	0.84	0.98
Expenses after expense reductions (f)	0.85	(a)	0.82	(c)	0.84	0.83	0.84	0.98
Net investment income	0.64	(a)	0.66	(c)	0.92	1.07	0.94	0.96
Portfolio turnover	38	(n)	75		94	31	56	15
Net assets at end of period (000 omitted)	$164,234		$162,211		$182,978	$209,945	$228,029	$226,668

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.69		$9.69		$10.31	$10.28	$10.87	$11.13
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04	(c)	$0.07	$0.09	$0.07	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		(0.04	)(g)	(0.46)	(0.04)	(0.66)	(0.04)
Total from investment operations	$0.41		$0.00	(w)	$(0.39)	$0.05	$(0.59)	$0.04
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.23)	$(0.02)	$—	$(0.30)
From tax return of capital	—		—		—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$(0.23)	$(0.02)	$—	$(0.30)
Net asset value, end of period (x)	$10.10		$9.69		$9.69	$10.31	$10.28	$10.87
Total return (%) (k)(r)(s)(x)	4.23	(n)	0.00	(c)(w)	(3.86)	0.49	(5.43)	0.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.08	(c)	1.10	1.09	1.09	1.25
Expenses after expense reductions (f)	1.10	(a)	1.07	(c)	1.09	1.08	1.09	1.25
Net investment income	0.39	(a)	0.41	(c)	0.67	0.81	0.69	0.71
Portfolio turnover	38	(n)	75		94	31	56	15
Net assets at end of period (000 omitted)	$1,445		$1,572		$1,586	$1,809	$2,553	$2,268
See Notes to Financial Statements

12

MFS Global Governments Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

13

MFS Global Governments Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Governments Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

14

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government
Agency & Equivalents	$—	$65,740,686	$—	$65,740,686
Non-U.S. Sovereign Debt	—	85,593,118	—	85,593,118
Residential Mortgage-Backed Securities	—	300,520	—	300,520
Commercial Mortgage-Backed Securities	—	262	—	262
Foreign Bonds	—	404,619	—	404,619
Mutual Funds	12,584,257	—	—	12,584,257
Total Investments	$12,584,257	$152,039,205	$—	$164,623,462

Other Financial Instruments
Forward Foreign Currency Exchange
Contracts – Assets	$—	$610,699	$—	$610,699
Forward Foreign Currency Exchange
Contracts – Liabilities	—	(1,023,595)	—	(1,023,595)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

15

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$610,699	$(1,023,595)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$672,319

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(382,814)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

16

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, wash sale loss deferrals, and straddle loss deferrals.

The fund declared no distributions for the current period or for the year ended December 31, 2016.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$164,108,743
Gross appreciation	3,316,983
Gross depreciation	(2,802,264)
Net unrealized appreciation (depreciation)	$514,719

As of 12/31/16
Capital loss carryforwards	(4,590,336)
Other temporary differences	(290,309)
Net unrealized appreciation (depreciation)	(7,054,710)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(2,595,590)
Long-Term	(1,994,746)
Total	$(4,590,336)

17

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period January 1, 2017 through April 27, 2017, the management fee was computed daily and paid monthly at an annual rate of 0.75% of average daily net assets for the first $300 million and 0.675% of average daily net assets in excess of $300 million. The investment adviser had agreed in writing to reduce its management fee to 0.625% of average daily net assets in excess of $1 billion. This written agreement terminated on April 27, 2017. For the period January 1, 2017 to April 27, 2017, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced in accordance with this agreement. Effective April 28, 2017, the management fee is computed daily and paid monthly at an annual rate of 0.75% of average daily net assets for the first $300 million, 0.675% of average daily net assets in excess of $300 million up to $1 billion, and 0.625% of average daily net assets in excess of $1 billion. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $6,281, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $1,254, which equated to 0.0015% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $370.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0219% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $157 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

18

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$19,784,964	$18,305,257
Investments (non-U.S. Government securities)	$39,460,023	$47,423,731

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	113,807	$1,135,260	403,733	$4,128,115
Service Class	14,330	140,517	18,778	186,575
	128,137	$1,275,777	422,511	$4,314,690
Shares reacquired
Initial Class	(594,262)	$(6,015,965)	(2,563,376)	$(26,633,294)
Service Class	(33,437)	(326,059)	(20,241)	(208,030)
	(627,699)	$(6,342,024)	(2,583,617)	$(26,841,324)
Net change
Initial Class	(480,455)	$(4,880,705)	(2,159,643)	$(22,505,179)
Service Class	(19,107)	(185,542)	(1,463)	(21,455)
	(499,562)	$(5,066,247)	(2,161,106)	$(22,526,634)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 52%, 28%, and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $585 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,682,019	37,601,739	(34,699,501)	12,584,257

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(995)	$—	$29,657	$12,584,257

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MFS Global Governments Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

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MFS Global Governments Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

21

SEMIANNUAL REPORT

June 30, 2017

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

FCE-SEM

MFS® EMERGING MARKETS EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Emerging Markets Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Samsung Electronics Co. Ltd.	5.6%
Alibaba Group Holding Ltd., ADR	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Housing Development Finance Corp. Ltd.	3.2%
Yum China Holdings, Inc.	2.6%
Tencent Holdings Ltd.	2.3%
Dufry AG	2.2%
LUKOIL PJSC, ADR	2.1%
Baidu, Inc., ADR	2.1%
China Construction Bank	2.1%

Equity sectors
Technology	25.4%
Financial Services	23.9%
Special Products & Services	9.3%
Consumer Staples	8.3%
Retailing	7.2%
Leisure	5.3%
Autos & Housing	4.9%
Energy	4.5%
Basic Materials	4.2%
Utilities & Communications	2.3%
Transportation	1.5%
Health Care	1.2%
Industrial Goods & Services	0.7%

Issuer country weightings (x)
China	22.3%
South Korea	11.1%
India	9.6%
Hong Kong	8.3%
Brazil	8.2%
Taiwan	6.6%
South Africa	5.0%
Mexico	4.4%
United States	4.3%
Other Countries	20.2%

Currency exposure weightings (y)
Hong Kong Dollar	16.2%
South Korean Won	11.1%
Chinese Renminbi	11.0%
United States Dollar	10.6%
Indian Rupee	8.6%
Brazilian Real	8.2%
Taiwan Dollar	6.6%
South African Rand	5.0%
Mexican Peso	4.4%
Other Currencies	18.3%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

MFS Emerging Markets Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	1.40%	$1,000.00	$1,200.79	$7.64
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
Service Class	Actual	1.65%	$1,000.00	$1,199.84	$9.00
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.0%
Airlines – 0.5%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	1,283	$269,943

Alcoholic Beverages – 2.9%
AmBev S.A., ADR	148,036	$812,718
Becle S.A.B. de C.V. (a)	27,400	46,696
China Resources Enterprise Ltd.	254,000	640,901

		$1,500,315

Apparel Manufacturers – 1.2%
Global Brands Group Holding Ltd. (a)	1,946,000	$204,384
Stella International Holdings	241,500	433,048

		$637,432

Automotive – 1.6%
Ford Otomotiv Sanayi A.S.	20,181	$246,408
Kia Motors Corp.	10,113	337,645
Mahindra & Mahindra Ltd.	12,604	262,971

		$847,024

Business Services – 2.4%
Cognizant Technology Solutions Corp., “A”	14,412	$956,957
Eurocash S.A.	36,598	306,164

		$1,263,121

Cable TV – 1.6%
Naspers Ltd.	4,207	$818,407

Computer Software – Systems – 2.8%
EPAM Systems, Inc. (a)	6,586	$553,817
Globant S.A. (a)(l)	14,242	618,672
Linx S.A.	54,800	295,264

		$1,467,753

Construction – 1.8%
Techtronic Industries Co. Ltd.	199,000	$915,036

Consumer Products – 0.9%
Dabur India Ltd.	100,705	$455,091

Consumer Services – 6.9%
51job, Inc., ADR (a)(l)	15,439	$690,587
China Maple Leaf Educational Systems	382,000	312,158
Ctrip.com International Ltd., ADR (a)	16,671	897,900
Kroton Educacional S.A.	128,700	577,672
MakeMyTrip Ltd. (a)	16,048	538,410
SEEK Ltd.	43,341	563,304

		$3,580,031

Electrical Equipment – 0.7%
LS Industrial Systems Co. Ltd.	7,256	$353,874

Electronics – 11.1%
Samsung Electronics Co. Ltd.	1,400	$2,908,535
Silicon Motion Technology Corp., ADR	10,000	482,300

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	345,258	$2,366,413

		$5,757,248

Energy – Independent – 1.2%
Gran Tierra Energy, Inc. (a)	138,545	$307,688
Ultrapar Participacoes S.A.	12,903	301,923

		$609,611

Energy – Integrated – 2.6%
LUKOIL PJSC, ADR	22,297	$1,085,864
YPF S.A., ADR	11,284	247,120

		$1,332,984

Engineering – Construction – 0.0%
Mills Estruturas e Servicos de Engenharia
S.A. (a)	23,639	$26,044

Food & Beverages – 4.0%
AVI Ltd.	93,709	$680,478
BRF S.A.	35,054	414,778
Orion Corp.	881	612,196
Tingyi (Cayman Islands) Holding Corp.	304,000	360,558

		$2,068,010

Food & Drug Stores – 2.3%
Clicks Group Ltd.	58,159	$622,378
Dairy Farm International Holdings Ltd.	57,300	451,524
Lenta Ltd., GDR (a)(n)	25,539	148,382

		$1,222,284

Forest & Paper Products – 1.1%
Fibria Celulose S.A.	56,436	$575,961

Furniture & Appliances – 1.6%
Coway Co. Ltd.	8,937	$812,348

General Merchandise – 0.4%
S.A.C.I. Falabella	23,534	$193,359

Insurance – 2.2%
AIA Group Ltd.	119,000	$869,548
Samsung Fire & Marine Insurance Co. Ltd.	1,097	269,899

		$1,139,447

Internet – 10.0%
Alibaba Group Holding Ltd., ADR (a)	17,283	$2,435,175
Baidu, Inc., ADR (a)	6,063	1,084,428
NAVER Corp.	649	475,341
Tencent Holdings Ltd.	33,400	1,194,408

		$5,189,352

Major Banks – 3.3%
China Construction Bank	1,392,670	$1,079,181
Industrial & Commercial Bank of China, “H”	966,000	652,047

		$1,731,228

4

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Metals & Mining – 1.0%
Iluka Resources Ltd.	80,930	$539,920

Natural Gas – Distribution – 0.7%
China Resources Gas Group Ltd.	100,000	$341,341

Network & Telecom – 1.5%
VTech Holdings Ltd.	50,800	$804,867

Oil Services – 0.7%
Lamprell PLC (a)	284,922	$378,519

Other Banks & Diversified Financials – 16.3%
Banco Bradesco S.A., ADR	110,087	$935,739
Credicorp Ltd.	2,009	360,394
E.Sun Financial Holding Co. Ltd.	929,172	571,187
Grupo Financiero Banorte S.A. de C.V.	47,112	299,539
Grupo Financiero Inbursa S.A. de C.V.	320,059	546,695
Housing Development Finance Corp. Ltd.	66,769	1,668,205
Kasikornbank Co. Ltd.	91,900	539,713
Komercni Banka A.S.	5,056	202,513
Kotak Mahindra Bank Ltd.	69,456	1,026,998
PT Bank Central Asia Tbk	227,900	310,365
Public Bank Berhad	103,100	488,042
Sberbank of Russia	160,527	397,650
Shriram Transport Finance Co. Ltd.	35,889	555,124
Turkiye Sinai Kalkinma Bankasi A.S.	695,959	280,880
Union National Bank	219,806	281,265

		$8,464,309

Pharmaceuticals – 1.2%
Genomma Lab Internacional S.A., “B” (a)	481,609	$619,899

Real Estate – 2.1%
Aldar Properties PJSC	408,876	$255,117
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	276,570	209,994
Hang Lung Properties Ltd.	249,000	621,906

		$1,087,017

Restaurants – 3.7%
Alsea S.A.B. de C.V.	78,357	$296,568
Jollibee Foods Corp.	71,090	287,403
Yum China Holdings, Inc. (a)	34,212	1,348,979

		$1,932,950

Specialty Chemicals – 1.4%
Astra Argo Lestari	316,500	$348,757
PTT Global Chemical PLC	186,900	376,881

		$725,638

Specialty Stores – 3.3%
Dufry AG (a)	6,834	$1,119,639
JD.com, Inc., ADR (a)	15,293	599,791

		$1,719,430

Telephone Services – 0.6%
PT XL Axiata Tbk (a)	1,315,300	$336,535

Tobacco – 0.5%
PT Hanjaya Mandala Sampoerna Tbk	966,150	$278,373

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Trucking – 0.9%
Emergent Capital, Inc.	39,562	$486,870

Utilities – Electric Power – 1.0%
CESC Ltd.	38,339	$515,171

Total Common Stocks (Identified Cost, $37,401,309)		$50,996,742

PREFERRED STOCKS – 0.7%
Forest & Paper Products – 0.7%
Suzano Papel e Celulose S.A. (Identified Cost, $291,053)	80,900	$348,225

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $675,464)	675,528	$675,528

COLLATERAL FOR SECURITIES LOANED – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1% (j) (Identified Cost, $236,261)	236,261	$236,261

Total Investments (Identified Cost, $38,604,087)		$52,256,756

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(221,850)

NET ASSETS – 100.0%		$52,034,906

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $148,382, representing 0.3% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $37,928,623)	$51,581,228
Underlying affiliated funds, at value (identified cost, $675,464)	675,528
Total investments, at value, including $229,383 of securities on loan (identified cost, $38,604,087)	$52,256,756
Foreign currency, at value (identified cost, $17,158)	17,095
Receivables for
Investments sold	590,010
Fund shares sold	3,984
Interest and dividends	137,933
Receivable from investment adviser	7,600
Other assets	361
Total assets	$53,013,739
Liabilities
Payables for
Investments purchased	$452,350
Fund shares reacquired	91,408
Collateral for securities loaned, at value	236,261
Payable to affiliates
Shareholder servicing costs	44
Distribution and/or service fees	369
Payable for independent Trustees’ compensation	218
Deferred country tax expense payable	45,839
Accrued expenses and other liabilities	152,344
Total liabilities	$978,833
Net assets	$52,034,906
Net assets consist of
Paid-in capital	$41,848,607
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $25,280 deferred country tax)	13,626,213
Accumulated net realized gain (loss) on investments and foreign currency	(4,113,411)
Undistributed net investment income	673,497
Net assets	$52,034,906
Shares of beneficial interest outstanding	3,468,226

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$25,199,313	1,665,797	$15.13
Service Class	26,835,593	1,802,429	14.89

See Notes to Financial Statements

6

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Dividends	$602,490
Dividends from underlying affiliated funds	2,902
Interest	536
Foreign taxes withheld	(58,550)
Total investment income	$547,378
Expenses
Management fee	$262,456
Distribution and/or service fees	32,412
Shareholder servicing costs	4,559
Administrative services fee	8,754
Independent Trustees’ compensation	770
Custodian fee	77,069
Shareholder communications	8,451
Audit and tax fees	42,759
Legal fees	316
Miscellaneous	5,440
Total expenses	$442,986
Reduction of expenses by investment adviser	(60,378)
Net expenses	$382,608
Net investment income	$164,770
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $49,670 country tax)	$918,217
Underlying affiliated funds	(132)
Foreign currency	1,531
Net realized gain (loss) on investments and foreign currency	$919,616
Change in unrealized appreciation (depreciation)
Investments (net of $17,435 increase in deferred country tax)	$8,008,268
Translation of assets and liabilities in foreign currencies	(1,191)
Net unrealized gain (loss) on investments and foreign currency translation	$8,007,077
Net realized and unrealized gain (loss) on investments and foreign currency	$8,926,693
Change in net assets from operations	$9,091,463

See Notes to Financial Statements

7

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited	)	Year ended 12/31/16
Change in net assets
From operations
Net investment income	$164,770		$562,702
Net realized gain (loss) on investments and foreign currency	919,616		(1,465,644)
Net unrealized gain (loss) on investments and foreign currency translation	8,007,077		5,285,909
Change in net assets from operations	$9,091,463		$4,382,967
Distributions declared to shareholders
From net investment income	$—		$(238,033)
Change in net assets from fund share transactions	$(3,968,573)		$(8,575,574)
Total change in net assets	$5,122,890		$(4,430,640)
Net assets
At beginning of period	46,912,016		51,342,656
At end of period (including undistributed net investment income of $673,497 and $508,727, respectively)	$52,034,906		$46,912,016

See Notes to Financial Statements

8

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$12.59		$11.59		$13.46	$14.51	$15.56	$13.84
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.15	(c)	$0.10	$0.13	$0.12	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.48		0.93		(1.84)	(1.08)	(0.93)	2.35
Total from investment operations	$2.54		$1.08		$(1.74)	$(0.95)	$(0.81)	$2.53
Less distributions declared to shareholders
From net investment income	$—		$(0.08)		$(0.13)	$(0.10)	$(0.24)	$(0.17)
From net realized gain on investments	—		—		—	—	—	(0.64)
Total distributions declared to shareholders	$—		$(0.08)		$(0.13)	$(0.10)	$(0.24)	$(0.81)
Net asset value, end of period (x)	$15.13		$12.59		$11.59	$13.46	$14.51	$15.56
Total return (%) (k)(r)(s)(x)	20.17	(n)	9.28	(c)	(12.89)	(6.66)	(5.09)	18.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.34	(c)	1.65	1.48	1.46	1.35
Expenses after expense reductions (f)	1.40	(a)	1.13	(c)	1.40	1.40	1.40	1.35
Net investment income	0.79	(a)	1.29	(c)	0.74	0.89	0.78	1.23
Portfolio turnover	14	(n)	47		51	49	36	33
Net assets at end of period (000 omitted)	$25,199		$22,605		$25,665	$33,752	$45,293	$48,803

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$12.41		$11.42		$13.24	$14.29	$15.32	$13.64
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.12	(c)	$0.06	$0.10	$0.08	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.44		0.91		(1.80)	(1.09)	(0.90)	2.32
Total from investment operations	$2.48		$1.03		$(1.74)	$(0.99)	$(0.82)	$2.45
Less distributions declared to shareholders
From net investment income	$—		$(0.04)		$(0.08)	$(0.06)	$(0.21)	$(0.13)
From net realized gain on investments	—		—		—	—	—	(0.64)
Total distributions declared to shareholders	$—		$(0.04)		$(0.08)	$(0.06)	$(0.21)	$(0.77)
Net asset value, end of period (x)	$14.89		$12.41		$11.42	$13.24	$14.29	$15.32
Total return (%) (k)(r)(s)(x)	19.98	(n)	9.04	(c)	(13.08)	(6.99)	(5.28)	18.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	1.58	(c)	1.90	1.73	1.71	1.60
Expenses after expense reductions (f)	1.65	(a)	1.37	(c)	1.65	1.65	1.65	1.60
Net investment income	0.54	(a)	1.02	(c)	0.46	0.70	0.56	0.90
Portfolio turnover	14	(n)	47		51	49	36	33
Net assets at end of period (000 omitted)	$26,836		$24,307		$25,678	$31,419	$39,617	$40,863

See Notes to Financial Statements

9

MFS Emerging Markets Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Emerging Markets Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and

11

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$11,637,453	$—	$—	$11,637,453
South Korea	5,157,643	—	612,196	5,769,839
India	5,021,969	—	—	5,021,969
Hong Kong	4,300,313	—	—	4,300,313
Brazil	4,288,324	—	—	4,288,324
Taiwan	3,419,901	—	—	3,419,901
South Africa	2,608,134	—	—	2,608,134
Mexico	2,289,335	—	—	2,289,335
Russia	1,085,864	546,031	—	1,631,895
Other Countries	9,773,931	603,873	—	10,377,804
Mutual Funds	911,789	—	—	911,789
Total Investments	$50,494,656	$1,149,904	$612,196	$52,256,756

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $603,873 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $20,335,340 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/16	$—
Transition	612,196
Balance as of 6/30/17	$612,196

At June 30, 2017, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign

12

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $229,383.The fair value of the fund’s investment securities on loan and a related liability of $236,261 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

13

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$238,033

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$40,025,188
Gross appreciation	13,435,315
Gross depreciation	(1,203,747)
Net unrealized appreciation (depreciation)	$12,231,568

As of 12/31/16
Undistributed ordinary income	513,080
Capital loss carryforwards	(3,603,355)
Other temporary differences	(20,754)
Net unrealized appreciation (depreciation)	4,205,865

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(1,348,895)
Long-Term	(2,254,460)
Total	$(3,603,355)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$144,716
Service Class	—	93,317
Total	$—	$238,033

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction amounted to $1,917, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 1.04% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.40% of average daily net assets for the Initial Class shares and 1.65% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, this reduction amounted to $58,461, which is included in the reduction of total expenses in the Statement of Operations.

14

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $3,956, which equated to 0.0158% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $603.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0350% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $45 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $155,294 and $58,185, respectively. The sales transactions resulted in net realized gains (losses) of $1,497.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $6,733,232 and $10,784,983, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	60,489	$861,800	82,859	$1,001,097
Service Class	150,194	2,068,220	209,572	2,513,199
	210,683	$2,930,020	292,431	$3,514,296

15

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	11,192	$144,716
Service Class	—	—	7,319	93,317
	—	$—	18,511	$238,033
Shares reacquired
Initial Class	(189,667)	$(2,653,515)	(513,729)	$(6,239,751)
Service Class	(306,466)	(4,245,078)	(506,841)	(6,088,152)
	(496,133)	$(6,898,593)	(1,020,570)	$(12,327,903)
Net change
Initial Class	(129,178)	$(1,791,715)	(419,678)	$(5,093,938)
Service Class	(156,272)	(2,176,858)	(289,950)	(3,481,636)
	(285,450)	$(3,968,573)	(709,628)	$(8,575,574)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 8% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $171 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	335,595	7,177,966	(6,838,033)	675,528

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(132)	$—	$2,902	$675,528

16

MFS Emerging Markets Equity Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

17

MFS Emerging Markets Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2017

MFS® STRATEGIC INCOME PORTFOLIO

MFS® Variable Insurance Trust II

SIS-SEM

MFS® STRATEGIC INCOME PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs. The U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting a feared populist trend. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Strategic Income Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	35.2%
High Yield Corporates	24.0%
U.S. Treasury Securities	23.0%
Collateralized Debt Obligations	9.8%
Emerging Markets Bonds	5.9%
Commercial Mortgage-Backed Securities	2.5%
Asset-Backed Securities	2.4%
Floating Rate Loans	0.7%
Mortgage-Backed Securities	0.6%
Non-U.S. Government Bonds	0.5%
U.S. Government Agencies	0.3%

Composition including fixed income credit quality (a)(i)
AAA	4.1%
AA	3.2%
A	16.5%
BBB	27.6%
BB	13.4%
B	12.6%
CCC	2.4%
CC (o)	0.0%
C	0.5%
U.S. Government	10.4%
Federal Agencies	0.9%
Not Rated	13.3%
Non-Fixed Income	0.1%
Cash & Cash Equivalents	7.6%
Other	(12.6)%

Portfolio facts (i)
Average Duration (d)	5.9
Average Effective Maturity (m)	9.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

2

MFS Strategic Income Portfolio

Portfolio Composition – continued

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Cash Equivalents and Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2017.

The portfolio is actively managed and current holdings may be different.

3

MFS Strategic Income Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2017 through June 30, 2017

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/17	Ending Account Value 6/30/17	Expenses Paid During Period (p) 1/01/17-6/30/17
Initial Class	Actual	0.80%	$1,000.00	$1,042.23	$4.05
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,040.50	$5.31
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

4

MFS Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 66.0%
Apparel Manufacturers – 0.5%
Coach, Inc., 4.125%, 7/15/2027	$269,000	$266,071

Asset-Backed & Securitized – 14.7%
A Voce CLO Ltd., 2014-1A, “BR”, FRN, 3.308%, 7/15/2026 (n)	$290,000	$290,372
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	65,852	65,908
Babson CLO Ltd., 2014-IIA, “CR”, FRN, 3.358%, 10/17/2026 (n)	290,000	290,011
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.822%, 12/28/2040 (z)	210,302	163,644
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 4.369%, 8/01/2024 (z)	315,000	315,009
Cent CLO LP, 2014-21A, “A2AR”, FRN, 2.87%, 7/27/2026 (n)	250,000	249,979
Cent CLO LP, 2014-21A, “BR”, FRN, 3.57%, 7/27/2026 (n)	350,000	349,406
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (z)	215,000	214,613
Commercial Mortgage Trust, 2015-CR22, “A5”, 3.309%, 3/10/2048	158,753	161,444
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	363,786
Commercial Mortgage Trust, 2017-CD4, “A4”, FRN, 3.514%, 5/10/2050	112,627	116,450
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	215,000	214,210
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.253%, 9/15/2039	12,064	12,050
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	661,543	106,323
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	98,000	97,876
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 3.258%, 4/18/2026 (z)	370,000	369,064
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	215,000	215,136
Eaton Vance CLO Ltd., 2014-1A, “CR”, FRN, 3.408%, 7/15/2026 (n)	300,000	299,998
Falcon Franchise Loan LLC, FRN, 7.635%, 1/05/2023 (i)(z)	10,965	447
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/2043 (i)(q)(z)	10,166	49
First Union-Lehman Brothers Bank of America, FRN, 1.119%, 11/18/2035 (i)	489,788	2,295
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.338%, 1/19/2025 (n)	349,743	350,050
Goldentree Loan Opportunities Ltd., 2014-8A, “CR”, FRN, 3.358%, 4/19/2026 (n)	250,000	249,985
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	177,406	181,428
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.561%, 11/18/2026 (n)	300,000	300,104

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 6.104%, 6/15/2049	$217,386	$222,546
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.137%, 2/18/2030 (i)	9,345	0
Morgan Stanley Capital I Trust, “AM”, FRN, 5.919%, 4/15/2049	29,684	30,045
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	193,577
Morgan Stanley Capital I, Inc., FRN, 1.493%, 4/28/2039 (i)(z)	330,708	3,803
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.706%, 10/20/2026 (z)	300,000	300,298
Race Point CLO Ltd., 2013-8A, “CR”, FRN, 3.671%, 2/20/2030 (n)	300,000	299,625
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	214,000	213,730
Shackleton CLO Ltd., 2014-6A, “CR”, FRN, 3.408%, 7/17/2026 (n)	290,000	290,296
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	65,782	65,812
Silver Spring CLO Ltd., FRN, 1%, 10/15/2026 (z)	280,000	280,000
Voya CLO Ltd., 2013-3A, “BR”, FRN, 3.308%, 1/18/2026 (n)	290,000	290,002
Voya CLO Ltd., FRN, 4.108%, 10/15/2022 (n)	421,466	421,532

		$7,590,903

Automotive – 0.5%
General Motors Financial Co., Inc., 3.45%, 4/10/2022	$273,000	$277,477

Biotechnology – 0.5%
Life Technologies Corp., 6%, 3/01/2020	$240,000	$261,563

Broadcasting – 0.3%
Time Warner, Inc., 3.8%, 2/15/2027	$142,000	$142,960

Brokerage & Asset Managers – 0.5%
Raymond James Financial, 4.95%, 7/15/2046	$253,000	$274,559

Building – 0.4%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$215,000	$225,630

Business Services – 0.7%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$65,000	$65,767
Fidelity National Information Services, Inc., 3%, 8/15/2026	275,000	266,287

		$332,054

5

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Cable TV – 0.7%
Time Warner Cable, Inc., 8.25%, 4/01/2019		$150,000	$165,473
Time Warner Cable, Inc., 4.5%, 9/15/2042		221,000	210,279

			$375,752

Computer Software – 1.2%
Microsoft Corp., 3.125%, 11/03/2025		$314,000	$320,386
Microsoft Corp., 4.25%, 2/06/2047		295,000	319,383

			$639,769

Computer Software – Systems – 0.6%
Apple, Inc., 4.25%, 2/09/2047		$295,000	$312,882

Conglomerates – 0.6%
Johnson Controls International PLC, 5.7%, 3/01/2041		$260,000	$307,587

Consumer Products – 1.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$259,000	$272,233
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		401,000	397,598

			$669,831

Containers – 0.1%
San Miguel Industrias PET S.A., 7.75%, 11/06/2020		$25,000	$26,525

Emerging Market Quasi-Sovereign – 1.1%
BPRL International Singapore Pte. Ltd., 4.375%, 1/18/2027		$200,000	$207,033
Gaz Capital S.A., 7.288%, 8/16/2037		100,000	118,250
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		200,000	216,500

			$541,783

Emerging Market Sovereign – 2.2%
Government of Ukraine, 7.75%, 9/01/2021		$135,000	$137,113
Government of Ukraine, 7.75%, 9/01/2025		100,000	97,697
Republic of Argentina, 6.875%, 1/26/2027		104,000	107,744
Republic of Argentina, 7.125%, 7/06/2036		150,000	148,875
Republic of Kenya, 6.875%, 6/24/2024		200,000	204,500
Republic of Paraguay, 6.1%, 8/11/2044		200,000	221,500
Republic of Peru, 8.2%, 8/12/2026	PEN	296,000	109,165
United Mexican States, 8.5%, 5/31/2029	MXN	1,810,000	113,230

			$1,139,824

Energy – Independent – 0.4%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		$200,000	$192,604

Energy – Integrated – 0.4%
Shell International Finance B.V., 2.875%, 5/10/2026		$225,000	$222,021

Food & Beverages – 2.7%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$205,000	$216,195

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Beverages – continued
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$154,000	$158,579
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025	310,000	320,248
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)	320,000	317,920
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	91,000	91,614
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	277,000	285,926

		$1,390,482

Food & Drug Stores – 0.5%
CVS Health Corp., 3.875%, 7/20/2025	$257,000	$267,215

Insurance – 1.4%
American International Group, Inc., 3.75%, 7/10/2025	$294,000	$299,463
American International Group, Inc., 3.9%, 4/01/2026	294,000	300,769
American International Group, Inc., 4.7%, 7/10/2035	59,000	62,712
American International Group, Inc., 4.5%, 7/16/2044	53,000	53,895

		$716,839

Insurance – Property & Casualty – 1.1%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$310,000	$314,724
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	221,000	237,113

		$551,837

International Market Quasi-Sovereign – 0.5%
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	$270,000	$270,506

Major Banks – 8.7%
Bank of America Corp., 2.151%, 11/09/2020	$100,000	$99,547
Bank of America Corp., 4.125%, 1/22/2024	325,000	342,959
Bank of America Corp., 3.248%, 10/21/2027	736,000	711,221
Bank of America Corp., 4.183%, 11/25/2027	260,000	264,442
Barclays PLC, 3.25%, 1/12/2021	425,000	432,211
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	250,000	256,184
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	194,000	218,420
Goldman Sachs Group, Inc., 3%, 4/26/2022	170,000	171,306
Goldman Sachs Group, Inc., FRN, 2.173%, 10/23/2019	160,000	162,003
ING Bank N.V., 5.8%, 9/25/2023 (n)	322,000	363,600
Merrill Lynch & Co., Inc., 6.4%, 8/28/2017	120,000	120,852
Morgan Stanley, 7.3%, 5/13/2019	100,000	109,327
Morgan Stanley, 5.625%, 9/23/2019	200,000	214,863

6

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Morgan Stanley, 3.7%, 10/23/2024	$277,000	$284,273
Morgan Stanley, 3.625%, 1/20/2027	522,000	525,753
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	215,000	224,617

		$4,501,578

Medical & Health Technology & Services – 0.3%
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	$140,000	$141,153

Medical Equipment – 0.8%
Abbott Laboratories, 3.4%, 11/30/2023	$154,000	$157,647
Abbott Laboratories, 4.75%, 11/30/2036	221,000	240,550

		$398,197

Metals & Mining – 1.0%
Barrick Gold Corp., 4.1%, 5/01/2023	$106,000	$114,679
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	140,000	139,762
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	164,000	168,279
Glencore Funding LLC, 4%, 4/16/2025 (n)	84,000	84,033

		$506,753

Midstream – 1.3%
Enbridge, Inc., 5.5%, 12/01/2046	$294,000	$328,843
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	320,000	360,829

		$689,672

Mortgage-Backed – 0.6%
Fannie Mae, 5.5%, 3/01/2020 - 9/01/2034	$27,630	$29,723
Fannie Mae, 6.5%, 4/01/2032	26,231	29,726
Freddie Mac, 4.224%, 3/25/2020	241,289	255,384

		$314,833

Natural Gas – Distribution – 0.4%
GNL Quintero S.A., 4.634%, 7/31/2029	$200,000	$207,500

Network & Telecom – 0.9%
AT&T, Inc., 5.45%, 3/01/2047	$446,000	$480,130

Oils – 0.8%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$140,000	$141,462
Marathon Petroleum Corp., 4.75%, 9/15/2044	294,000	279,315

		$420,777

Other Banks & Diversified Financials – 0.9%
Compass Bank, 2.875%, 6/29/2022	$250,000	$249,047
Lloyds Bank PLC, 5.8%, 1/13/2020 (n)	210,000	228,460

		$477,507

Pharmaceuticals – 1.0%
Gilead Sciences, Inc., 3.65%, 3/01/2026	$209,000	$214,921
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	318,000	315,193

		$530,114

Issuer	Shares/Par	Value ($)
BONDS – continued
Railroad & Shipping – 0.3%
Panama Canal Railway Co., 7%, 11/01/2026 (n)	$146,200	$149,124

Supranational – 0.7%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$340,000	$367,649

Telecommunications – Wireless – 0.7%
American Tower Corp., 3.55%, 7/15/2027	$358,000	$354,987

Tobacco – 0.4%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$208,000	$216,557

Transportation – Services – 0.9%
Delhi International Airport, 6.125%, 10/31/2026 (n)	$200,000	$213,770
ERAC USA Finance LLC, 4.2%, 11/01/2046 (n)	238,000	224,029

		$437,799

U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 6.35%, 4/01/2021	$3,833	$4,030
Small Business Administration, 4.77%, 4/01/2024	30,737	32,253
Small Business Administration, 4.99%, 9/01/2024	23,756	25,100
Small Business Administration, 4.86%, 1/01/2025	29,822	31,354
Small Business Administration, 4.625%, 2/01/2025	41,177	43,079
Small Business Administration, 5.11%, 8/01/2025	32,916	34,870

		$170,686

U.S. Treasury Obligations – 10.3%
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	$1,542,000	$1,439,059
U.S. Treasury Notes, 1.625%, 3/15/2020	2,200,000	2,206,961
U.S. Treasury Notes, 1.75%, 2/28/2022	1,700,000	1,692,761

		$5,338,781

Utilities – Electric Power – 2.8%
Dominion Resources, Inc., 3.9%, 10/01/2025	$168,000	$173,911
EDP Finance B.V., 5.25%, 1/14/2021 (n)	200,000	214,606
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	280,000	277,296
Exelon Corp., 3.497%, 6/01/2022	189,000	193,090
FirstEnergy Corp., 4.85%, 7/15/2047	185,000	187,684
Great Plains Energy, Inc., 4.85%, 4/01/2047	394,000	405,422

		$1,452,009

Total Bonds (Identified Cost, $33,769,888)		$34,152,480

7

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 0.0%
Energy – Independent – 0.0%
Frontera Energy Corp. (a) (Identified Cost, $106,984)	594	$15,688

UNDERLYING AFFILIATED FUNDS – 26.0%
MFS High Yield Pooled Portfolio (v) (Identified Cost, $14,498,845)	1,435,551	$13,451,109

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 7.5%
MFS Institutional Money Market Portfolio, 0.98% (v) (Identified Cost, $3,890,132)	3,890,171	$3,890,171

Total Investments (Identified Cost, $52,265,849)		$51,509,448

OTHER ASSETS, LESS LIABILITIES – 0.5%		254,911

NET ASSETS – 100.0%		$51,764,359

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,092,153, representing 17.6% of net assets.

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, no interest income was received in additional securities and/or cash.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.822%, 12/28/2040	3/01/06	$210,302	$163,644
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 4.369%, 8/01/2024	5/04/16	315,000	315,009
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029	5/23/17	214,950	214,613
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 3.258%, 4/18/2026	3/22/17	370,000	369,064
Falcon Franchise Loan LLC, FRN, 7.635%, 1/05/2023	1/18/02	1,605	447
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/2043	12/11/03	49	49
Morgan Stanley Capital I, Inc., FRN, 1.493%, 4/28/2039	7/20/04	3,803	3,803
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.706%, 10/20/2026	2/17/17	300,000	300,298
Silver Spring CLO Ltd., FRN, 1%, 10/15/2026	6/21/17	280,000	280,000
Total Restricted Securities			$1,646,927
% of Net assets			3.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

MXN	Mexican Peso

PEN	Peruvian Nuevo Sol

TRY	Turkish Lira

8

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/17

Forward Foreign Currency Exchange Contracts at 6/30/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	MXN	JPMorgan Chase Bank N.A.	825,000	8/10/17	$44,834	$45,199	$365
BUY	TRY	JPMorgan Chase Bank N.A.	197,000	8/10/17	54,905	55,395	490

							$855

Liability Derivatives
SELL	MXN	JPMorgan Chase Bank N.A.	985,000	8/10/17	$53,380	$53,965	$(585)

Futures Contracts at 6/30/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	12	$1,844,250	September - 2017	$13,419

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Long)	USD	23	$4,970,516	September - 2017	$(7,628)

At June 30, 2017, the fund had liquid securities with an aggregate value of $58,794 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

9

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/17
Assets
Investments
Non-affiliated issuers, at value (identified cost, $33,876,872)	$34,168,168
Underlying affiliated funds, at value (identified cost, $18,388,977)	17,341,280
Total investments, at value (identified cost, $52,265,849)	$51,509,448
Cash	411
Receivables for
Forward foreign currency exchange contracts	855
Investments sold	223,553
Fund shares sold	105,991
Interest	320,990
Receivable from investment adviser	7,562
Other assets	380
Total assets	$52,169,190
Liabilities
Payables for
Forward foreign currency exchange contracts	$585
Daily variation margin on open futures contracts	8,899
Investments purchased	326,943
Fund shares reacquired	22,134
Payable to affiliates
Shareholder servicing costs	68
Distribution and/or service fees	113
Payable for independent Trustees’ compensation	108
Accrued expenses and other liabilities	45,981
Total liabilities	$404,831
Net assets	$51,764,359
Net assets consist of
Paid-in capital	$50,876,688
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(750,328)
Accumulated net realized gain (loss) on investments and foreign currency	(1,656,229)
Undistributed net investment income	3,294,228
Net assets	$51,764,359
Shares of beneficial interest outstanding	5,124,464

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$43,484,312	4,298,156	$10.12
Service Class	8,280,047	826,308	10.02

See Notes to Financial Statements

10

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/17
Net investment income
Income
Interest	$645,945
Dividends from underlying affiliated funds	521,906
Foreign taxes withheld	(872)
Total investment income	$1,166,979
Expenses
Management fee	$183,136
Distribution and/or service fees	10,917
Shareholder servicing costs	7,070
Administrative services fee	8,900
Independent Trustees’ compensation	1,341
Custodian fee	4,758
Shareholder communications	10,364
Audit and tax fees	37,863
Legal fees	411
Miscellaneous	8,487
Total expenses	$273,247
Reduction of expenses by investment adviser	(52,598)
Net expenses	$220,649
Net investment income	$946,330
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$526,204
Underlying affiliated funds	(147,629)
Futures contracts	64,287
Foreign currency	339
Net realized gain (loss) on investments and foreign currency	$443,201
Change in unrealized appreciation (depreciation)
Investments	$751,681
Futures contracts	(2,260)
Translation of assets and liabilities in foreign currencies	926
Net unrealized gain (loss) on investments and foreign currency translation	$750,347
Net realized and unrealized gain (loss) on investments and foreign currency	$1,193,548
Change in net assets from operations	$2,139,878

See Notes to Financial Statements

11

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/17 (unaudited )	Year ended
		12/31/16
Change in net assets
From operations
Net investment income	$946,330	$2,237,878
Net realized gain (loss) on investments and foreign currency	443,201	517,813
Net unrealized gain (loss) on investments and foreign currency translation	750,347	1,637,414
Change in net assets from operations	$2,139,878	$4,393,105
Distributions declared to shareholders
From net investment income	$—	$(1,657,951)
Change in net assets from fund share transactions	$(3,342,766)	$(6,737,895)
Total change in net assets	$(1,202,888)	$(4,002,741)
Net assets
At beginning of period	52,967,247	56,969,988
At end of period (including undistributed net investment income of $3,294,228 and $2,347,898, respectively)	$51,764,359	$52,967,247

See Notes to Financial Statements

12

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.71		$9.25		$10.01	$10.01	$10.19	$9.74
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.40	(c)	$0.37	$0.41	$0.42	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.23		0.37		(0.55)	(0.08)	(0.28)	0.56
Total from investment operations	$0.41		$0.77		$(0.18)	$0.33	$0.14	$1.00
Less distributions declared to shareholders
From net investment income	$—		$(0.31)		$(0.58)	$(0.33)	$(0.32)	$(0.55)
Net asset value, end of period (x)	$10.12		$9.71		$9.25	$10.01	$10.01	$10.19
Total return (%) (k)(r)(s)(x)	4.22	(n)	8.24	(c)	(1.85)	3.27	1.46	10.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.00	(a)	0.89	(c)	0.96	0.94	1.00	1.02
Expenses after expense reductions (f)(h)	0.80	(a)	0.71	(c)	0.80	0.80	0.85	0.90
Net investment income	3.66	(a)	4.09	(c)	3.74	4.05	4.18	4.35
Portfolio turnover	43	(n)	21		31	21	28	40
Net assets at end of period (000 omitted)	$43,484		$44,191		$47,422	$59,824	$63,319	$43,564

Service Class	Six months ended 6/30/17		Years ended 12/31
			2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.63		$9.17		$9.92	$9.93	$10.12	$9.67
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	(c)	$0.34	$0.39	$0.39	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	0.22		0.37		(0.54)	(0.09)	(0.28)	0.56
Total from investment operations	$0.39		$0.74		$(0.20)	$0.30	$0.11	$0.97
Less distributions declared to shareholders
From net investment income	$—		$(0.28)		$(0.55)	$(0.31)	$(0.30)	$(0.52)
Net asset value, end of period (x)	$10.02		$9.63		$9.17	$9.92	$9.93	$10.12
Total return (%) (k)(r)(s)(x)	4.05	(n)	8.00	(c)	(2.06)	2.99	1.18	10.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	(a)	1.14	(c)	1.21	1.19	1.25	1.27
Expenses after expense reductions (f)(h)	1.05	(a)	0.97	(c)	1.05	1.05	1.10	1.15
Net investment income	3.41	(a)	3.83	(c)	3.49	3.80	3.93	4.11
Portfolio turnover	43	(n)	21		31	21	28	40
Net assets at end of period (000 omitted)	$8,280		$8,776		$9,548	$10,719	$11,829	$8,867

See Notes to Financial Statements

13

MFS Strategic Income Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Strategic Income Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or

15

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own

16

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$15,688	$—	$15,688
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	5,509,467	—	5,509,467
Non-U.S. Sovereign Debt	—	2,319,762	—	2,319,762
U.S. Corporate Bonds	—	13,054,369	—	13,054,369
Residential Mortgage-Backed Securities	—	314,833	—	314,833
Commercial Mortgage-Backed Securities	—	1,287,920	—	1,287,920
Asset-Backed Securities (including CDOs)	—	6,302,983	—	6,302,983
Foreign Bonds	—	5,363,146	—	5,363,146
Mutual Funds	17,341,280	—	—	17,341,280
Total Investments	$17,341,280	$34,168,168	$—	$51,509,448

Other Financial Instruments
Futures Contracts - Assets	$13,419	$—	$—	$13,419
Futures Contracts - Liabilities	(7,628)	—	—	(7,628)
Forward Foreign Currency Exchange Contracts - Assets	—	855	—	855
Forward Foreign Currency Exchange Contracts - Liabilities	—	(585)	—	(585)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$13,419	$(7,628)
Foreign Exchange	Forward Foreign Currency Exchange	855	(585)
Total		$14,274	$(8,213)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$64,287	$—
Foreign Exchange	—	(553)
Total	$64,287	$(553)

17

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(2,260)	$—
Foreign Exchange	—	915
Total	$(2,260)	$915

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is

18

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, there were no securities on loan or collateral outstanding.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain

19

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and expiration of capital loss carryforwards.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/16
Ordinary income (including any short-term capital gains)	$1,657,951

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/17
Cost of investments	$52,548,266
Gross appreciation	767,963
Gross depreciation	(1,806,781)
Net unrealized appreciation (depreciation)	$(1,038,818)

As of 12/31/16
Undistributed ordinary income	2,355,164
Capital loss carryforwards	(1,642,018)
Other temporary differences	(7,911)
Net unrealized appreciation (depreciation)	(1,957,442)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/17	$(1,642,018)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/17	Year ended 12/31/16
Initial Class	$—	$1,402,576
Service Class	—	255,375
Total	$—	$1,657,951

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2017, this management fee reduction

20

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

amounted to $2,008, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.80% of average daily net assets for the Initial Class shares and 1.05% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2019. For the six months ended June 30, 2017, this reduction amounted to $50,590, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2017, the fee was $6,503, which equated to 0.0248% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2017, these costs amounted to $567.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2017 was equivalent to an annual effective rate of 0.0340% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2017, the fee paid by the fund under this agreement was $51 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

(4)	Portfolio Securities

For the six months ended June 30, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$3,912,097	$1,164,354
Investments (non-U.S. Government securities)	$17,638,367	$26,268,492

21

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	177,977	$1,768,621	332,652	$3,239,753
Service Class	47,364	463,724	89,017	845,820
	225,341	$2,232,345	421,669	$4,085,573
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	142,829	$1,402,576
Service Class	—	—	26,192	255,375
	—	$—	169,021	$1,657,951
Shares reacquired
Initial Class	(429,021)	$(4,265,444)	(1,051,969)	$(10,163,349)
Service Class	(132,062)	(1,309,667)	(244,957)	(2,318,070)
	(561,083)	$(5,575,111)	(1,296,926)	$(12,481,419)
Net change
Initial Class	(251,044)	$(2,496,823)	(576,488)	$(5,521,020)
Service Class	(84,698)	(845,943)	(129,748)	(1,216,875)
	(335,742)	$(3,342,766)	(706,236)	$(6,737,895)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2017, the fund’s commitment fee and interest expense were $184 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	2,028,247	100,268	(692,964)	1,435,551
MFS Institutional Money Market Portfolio	859,396	17,844,363	(14,813,588)	3,890,171

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(147,486)	$—	$512,521	$13,451,109
MFS Institutional Money Market Portfolio	(143)	—	9,385	3,890,171

	$(147,629)	$—	$521,906	$17,341,280

(8)	Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after

22

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $190,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

23

MFS Strategic Income Portfolio

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust II, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,760,864,785.36	292,394,892.48
John A. Caroselli	5,748,394,301.98	304,865,375.86
Maureen R. Goldfarb	5,772,485,256.84	280,774,421.00
David H. Gunning	5,719,087,193.40	334,172,484.44
Michael Hegarty	5,737,862,967.62	315,396,710.22
John P. Kavanaugh	5,760,539,861.95	292,719,815.89
Robert J. Manning	5,760,860,932.10	292,398,745.74
Clarence Otis, Jr.	5,736,921,127.95	316,338,549.89
Maryanne L. Roepke	5,740,441,508.91	312,818,168.93
Robin A. Stelmach	5,772,836,742.81	280,422,935.03
Laurie J. Thomsen	5,776,833,014.42	276,426,663.42

24

MFS Strategic Income Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

25

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Registrant’s Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2017

*	Print name and title of each signing officer under his or her signature.